UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Paul J. Battaglia, 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2025 through April 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Manning & Napier Equity Series Tailored Shareholder Report MNEQY-S-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

semi-annual shareholder report Equity Series - Class S ticker: EXEYX

This semi-annual shareholder report contains important information about Class S of Equity Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$52	1.05%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$55,916,147
Number of Holdings	42
Portfolio Turnover (for the period ended 04/30/26)	35%

Sector Allocation (% of net assets)

(as of April 30, 2026)

Communication Services, 10.2%
Consumer Discretionary, 10.3%
Financials, 19.2%
Health Care, 11.0%
Industrials, 10.6%
Information Technology, 26.3%
Materials, 4.4%
Real Estate, 5.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	2.9
Common Stocks	97.1

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Equity Series Tailored Shareholder Report MNEQY-W-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Equity Series - Class W ticker: MEYWX

This semi-annual shareholder report contains important information about Class W of Equity Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$2	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$55,916,147
Number of Holdings	42
Portfolio Turnover (for the period ended 04/30/26)	35%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and liabilities, less other assets	2.9
Common Stocks	97.1

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-S-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Overseas Series - Class S ticker: MNOSX

This semi-annual shareholder report contains important information about Class S of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	1.05%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$303,935,112
Number of Holdings	35
Portfolio Turnover (for the period ended 04/30/26)	42%

Sector Allocation (% of net assets)

(as of April 30, 2026)

Communication Services, 8.0%
Consumer Discretionary, 7.5%
Consumer Staples, 4.6%
Financials, 15.9%
Health Care, 5.6%
Industrials, 19.3%
Information Technology, 24.2%
Materials, 6.8%
Utilities, 2.9%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	5.2
Common Stocks	94.8

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-I-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Overseas Series - Class I ticker: EXOSX

This semi-annual shareholder report contains important information about Class I of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$303,935,112
Number of Holdings	35
Portfolio Turnover (for the period ended 04/30/26)	42%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	5.2
Common Stocks	94.8

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Overseas Series Tailored Shareholder Report MNOVS-Z-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Overseas Series - Class Z ticker: MNOZX

This semi-annual shareholder report contains important information about Class Z of Overseas Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.65%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$303,935,112
Number of Holdings	35
Portfolio Turnover (for the period ended 04/30/26)	42%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	5.2
Common Stocks	94.8

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-S-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Conservative Term Series - Class S ticker: EXDAX

This semi-annual shareholder report contains important information about Class S of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$45	0.90%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$278,080,475
Number of Holdings	230
Portfolio Turnover (for the period ended 04/30/26)	48%

Sector Allocation (% of net assets)

(as of April 30, 2026)

Financials, 11.7%
Information Technology, 6.5%
Consumer Discretionary, 3.7%
Industrials, 3.6%
Communication Services, 3.0%
Real Estate, 2.9%
Materials, 2.4%
Health Care, 2.4%
Energy, 2.2%
Utilities, 2.1%
Consumer Staples, 0.4%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	21.1
Corporate Bonds	19.8
U.S. Treasury Notes	27.9
Asset-Backed Securities	9.1
Commercial Mortgage-Backed Securities	8.4
Foreign Government Bonds	0.5
Municipal Bonds	1.8
U.S. Government Agencies	7.8
Cash, short-term investment, and other assets, less liabilities	3.6

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-I-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Conservative Term Series - Class I ticker: MNCIX

This semi-annual shareholder report contains important information about Class I of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$278,080,475
Number of Holdings	230
Portfolio Turnover (for the period ended 04/30/26)	48%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	21.1
Corporate Bonds	19.8
U.S. Treasury Notes	27.9
Asset-Backed Securities	9.1
Commercial Mortgage-Backed Securities	8.4
Foreign Government Bonds	0.5
Municipal Bonds	1.8
U.S. Government Agencies	7.8
Cash, short-term investment, and other assets, less liabilities	3.6

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-R-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Conservative Term Series - Class R ticker: MNCRX

This semi-annual shareholder report contains important information about Class R of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$56	1.12%

Expenses are equal to Class R shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$278,080,475
Number of Holdings	230
Portfolio Turnover (for the period ended 04/30/26)	48%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	21.1
Corporate Bonds	19.8
U.S. Treasury Notes	27.9
Asset-Backed Securities	9.1
Commercial Mortgage-Backed Securities	8.4
Foreign Government Bonds	0.5
Municipal Bonds	1.8
U.S. Government Agencies	7.8
Cash, short-term investment, and other assets, less liabilities	3.6

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-L-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Conservative Term Series - Class L ticker: MNCCX

This semi-annual shareholder report contains important information about Class L of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$81	1.63%

Expenses are equal to Class L shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$278,080,475
Number of Holdings	230
Portfolio Turnover (for the period ended 04/30/26)	48%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	21.1
Corporate Bonds	19.8
U.S. Treasury Notes	27.9
Asset-Backed Securities	9.1
Commercial Mortgage-Backed Securities	8.4
Foreign Government Bonds	0.5
Municipal Bonds	1.8
U.S. Government Agencies	7.8
Cash, short-term investment, and other assets, less liabilities	3.6

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Conservative Term Series Tailored Shareholder Report MNPBCO-W-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Conservative Term Series - Class W ticker: MNCWX

This semi-annual shareholder report contains important information about Class W of Pro-Blend® Conservative Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$278,080,475
Number of Holdings	230
Portfolio Turnover (for the period ended 04/30/26)	48%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	21.1
Corporate Bonds	19.8
U.S. Treasury Notes	27.9
Asset-Backed Securities	9.1
Commercial Mortgage-Backed Securities	8.4
Foreign Government Bonds	0.5
Municipal Bonds	1.8
U.S. Government Agencies	7.8
Cash, short-term investment, and other assets, less liabilities	3.6

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-S-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Moderate Term Series - Class S ticker: EXBAX

This semi-annual shareholder report contains important information about Class S of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$54	1.09%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$271,911,620
Number of Holdings	211
Portfolio Turnover (for the period ended 04/30/26)	41%

Sector Allocation (% of net assets)

(as of April 30, 2026)

Financials, 13.3%
Information Technology, 12.2%
Industrials, 6.5%
Consumer Discretionary, 5.4%
Communication Services, 5.0%
Health Care, 4.5%
Materials, 3.3%
Real Estate, 3.0%
Utilities, 1.8%
Energy, 1.6%
Consumer Staples, 0.3%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	42.3
Corporate Bonds	14.6
U.S. Treasury Bonds	11.6
U.S. Treasury Notes	8.3
Asset-Backed Securities	6.9
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.7
U.S. Government Agencies	5.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-I-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Moderate Term Series - Class I ticker: MNMIX

This semi-annual shareholder report contains important information about Class I of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$271,911,620
Number of Holdings	211
Portfolio Turnover (for the period ended 04/30/26)	41%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	42.3
Corporate Bonds	14.6
U.S. Treasury Bonds	11.6
U.S. Treasury Notes	8.3
Asset-Backed Securities	6.9
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.7
U.S. Government Agencies	5.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-R-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Moderate Term Series - Class R ticker: MNMRX

This semi-annual shareholder report contains important information about Class R of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	1.32%

Expenses are equal to Class R shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$271,911,620
Number of Holdings	211
Portfolio Turnover (for the period ended 04/30/26)	41%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	42.3
Corporate Bonds	14.6
U.S. Treasury Bonds	11.6
U.S. Treasury Notes	8.3
Asset-Backed Securities	6.9
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.7
U.S. Government Agencies	5.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-L-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Moderate Term Series - Class L ticker: MNMCX

This semi-annual shareholder report contains important information about Class L of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$92	1.84%

Expenses are equal to Class L shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$271,911,620
Number of Holdings	211
Portfolio Turnover (for the period ended 04/30/26)	41%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	42.3
Corporate Bonds	14.6
U.S. Treasury Bonds	11.6
U.S. Treasury Notes	8.3
Asset-Backed Securities	6.9
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.7
U.S. Government Agencies	5.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Moderate Term Series Tailored Shareholder Report MNPBMO-W-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Moderate Term Series - Class W ticker: MNMWX

This semi-annual shareholder report contains important information about Class W of Pro-Blend® Moderate Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$271,911,620
Number of Holdings	211
Portfolio Turnover (for the period ended 04/30/26)	41%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	42.3
Corporate Bonds	14.6
U.S. Treasury Bonds	11.6
U.S. Treasury Notes	8.3
Asset-Backed Securities	6.9
Commercial Mortgage-Backed Securities	5.9
Foreign Government Bonds	0.4
Municipal Bonds	0.7
U.S. Government Agencies	5.4
Cash, short-term investment, and liabilities, less other assets	3.9

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-S-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Extended Term Series - Class S ticker: MNBAX

This semi-annual shareholder report contains important information about Class S of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$53	1.06%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$387,614,253
Number of Holdings	204
Portfolio Turnover (for the period ended 04/30/26)	39%

Sector Allocation (% of net assets)

(as of April 30, 2026)

Information Technology, 15.8%
Financials, 14.4%
Industrials, 8.3%
Consumer Discretionary, 6.5%
Communication Services, 6.3%
Health Care, 6.0%
Materials, 3.8%
Real Estate, 3.1%
Utilities, 1.5%
Energy, 1.1%
Consumer Staples, 0.2%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	56.7
Corporate Bonds	10.3
U.S. Treasury Bonds	8.7
U.S. Treasury Notes	5.0
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.4
Municipal Bonds	0.2
U.S. Government Agencies	2.9
Cash, short-term investment, and liabilities, less other assets	4.7

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-I-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Extended Term Series - Class I ticker: MNBIX

This semi-annual shareholder report contains important information about Class I of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.83%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$387,614,253
Number of Holdings	204
Portfolio Turnover (for the period ended 04/30/26)	39%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	56.7
Corporate Bonds	10.3
U.S. Treasury Bonds	8.7
U.S. Treasury Notes	5.0
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.4
Municipal Bonds	0.2
U.S. Government Agencies	2.9
Cash, short-term investment, and liabilities, less other assets	4.7

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-R-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Extended Term Series - Class R ticker: MNBRX

This semi-annual shareholder report contains important information about Class R of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	1.31%

Expenses are equal to Class R shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$387,614,253
Number of Holdings	204
Portfolio Turnover (for the period ended 04/30/26)	39%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	56.7
Corporate Bonds	10.3
U.S. Treasury Bonds	8.7
U.S. Treasury Notes	5.0
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.4
Municipal Bonds	0.2
U.S. Government Agencies	2.9
Cash, short-term investment, and liabilities, less other assets	4.7

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-L-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Extended Term Series - Class L ticker: MNECX

This semi-annual shareholder report contains important information about Class L of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$92	1.83%

Expenses are equal to Class L shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$387,614,253
Number of Holdings	204
Portfolio Turnover (for the period ended 04/30/26)	39%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	56.7
Corporate Bonds	10.3
U.S. Treasury Bonds	8.7
U.S. Treasury Notes	5.0
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.4
Municipal Bonds	0.2
U.S. Government Agencies	2.9
Cash, short-term investment, and liabilities, less other assets	4.7

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Extended Term Series Tailored Shareholder Report MNPBEX-W-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Extended Term Series - Class W ticker: MNBWX

This semi-annual shareholder report contains important information about Class W of Pro-Blend® Extended Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$387,614,253
Number of Holdings	204
Portfolio Turnover (for the period ended 04/30/26)	39%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	56.7
Corporate Bonds	10.3
U.S. Treasury Bonds	8.7
U.S. Treasury Notes	5.0
Asset-Backed Securities	5.7
Commercial Mortgage-Backed Securities	5.4
Foreign Government Bonds	0.4
Municipal Bonds	0.2
U.S. Government Agencies	2.9
Cash, short-term investment, and liabilities, less other assets	4.7

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-S-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Maximum Term Series - Class S ticker: EXHAX

This semi-annual shareholder report contains important information about Class S of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$55	1.10%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$410,712,242
Number of Holdings	129
Portfolio Turnover (for the period ended 04/30/26)	52%

Sector Allocation (% of net assets)

(as of April 30, 2026)

Information Technology, 23.4%
Financials, 16.9%
Industrials, 11.8%
Consumer Discretionary, 9.1%
Health Care, 9.1%
Communication Services, 8.9%
Materials, 5.1%
Real Estate, 3.4%
Utilities, 1.2%
Energy, 0.5%
Consumer Staples, 0.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	84.9
Corporate Bonds	4.6
U.S. Treasury Bonds	1.2
U.S. Treasury Notes	6.1
Foreign Government Bonds	0.1
Cash, short-term investment, and liabilities, less other assets	3.1
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets.

¹	Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-I-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Maximum Term Series - Class I ticker: MNHIX

This semi-annual shareholder report contains important information about Class I of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$410,712,242
Number of Holdings	129
Portfolio Turnover (for the period ended 04/30/26)	52%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	84.9
Corporate Bonds	4.6
U.S. Treasury Bonds	1.2
U.S. Treasury Notes	6.1
Foreign Government Bonds	0.1
Cash, short-term investment, and liabilities, less other assets	3.1
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets.

¹	Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-R-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Maximum Term Series - Class R ticker: MNHRX

This semi-annual shareholder report contains important information about Class R of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	1.31%

Expenses are equal to Class R shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$410,712,242
Number of Holdings	129
Portfolio Turnover (for the period ended 04/30/26)	52%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	84.9
Corporate Bonds	4.6
U.S. Treasury Bonds	1.2
U.S. Treasury Notes	6.1
Foreign Government Bonds	0.1
Cash, short-term investment, and liabilities, less other assets	3.1
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets.

¹	Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-L-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Maximum Term Series - Class L ticker: MNHCX

This semi-annual shareholder report contains important information about Class L of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$92	1.83%

Expenses are equal to Class L shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$410,712,242
Number of Holdings	129
Portfolio Turnover (for the period ended 04/30/26)	52%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	84.9
Corporate Bonds	4.6
U.S. Treasury Bonds	1.2
U.S. Treasury Notes	6.1
Foreign Government Bonds	0.1
Cash, short-term investment, and liabilities, less other assets	3.1
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets.

¹	Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Pro-Blend® Maximum Term Series Tailored Shareholder Report MNPBMA-W-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Pro-Blend® Maximum Term Series - Class W ticker: MNHWX

This semi-annual shareholder report contains important information about Class W of Pro-Blend® Maximum Term Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$410,712,242
Number of Holdings	129
Portfolio Turnover (for the period ended 04/30/26)	52%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Common Stocks	84.9
Corporate Bonds	4.6
U.S. Treasury Bonds	1.2
U.S. Treasury Notes	6.1
Foreign Government Bonds	0.1
Cash, short-term investment, and liabilities, less other assets	3.1
Asset-Backed Securities¹	0.0
Commercial Mortgage-Backed Securities¹	0.0
U.S. Government Agencies¹	0.0

Expressed as a percentage of net assets.

¹	Less than 0.1%

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-S-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Disciplined Value Series - Class S ticker: MDFSX

This semi-annual shareholder report contains important information about Class S of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026 including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$44	0.82%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$146,211,103
Number of Holdings	117
Portfolio Turnover (for the period ended 04/30/26)	24%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.2
Common Stocks	98.8

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2025. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

Effective March 1, 2026, the portfolio management teams of the Series changed as follows:

1. Christopher F. Petrosino, CFA® and Kelly Covley, CFA®, CAIA no longer serve as members of the Series' portfolio management team.

2. Omar A. Nunez Guerra became a member of the Series' portfolio management team.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-I-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Disciplined Value Series - Class I ticker: MNDFX

This semi-annual shareholder report contains important information about Class I of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026 including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.60%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$146,211,103
Number of Holdings	117
Portfolio Turnover (for the period ended 04/30/26)	24%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.2
Common Stocks	98.8

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2025. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

Effective March 1, 2026, the portfolio management teams of the Series changed as follows:

1. Christopher F. Petrosino, CFA® and Kelly Covley, CFA®, CAIA no longer serve as members of the Series' portfolio management team.

2. Omar A. Nunez Guerra became a member of the Series' portfolio management team.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-W-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Disciplined Value Series - Class W ticker: MDVWX

This semi-annual shareholder report contains important information about Class W of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026 including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$8	0.15%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$146,211,103
Number of Holdings	117
Portfolio Turnover (for the period ended 04/30/26)	24%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.2
Common Stocks	98.8

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2025. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

Effective March 1, 2026, the portfolio management teams of the Series changed as follows:

1. Christopher F. Petrosino, CFA® and Kelly Covley, CFA®, CAIA no longer serve as members of the Series' portfolio management team.

2. Omar A. Nunez Guerra became a member of the Series' portfolio management team.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Disciplined Value Series Tailored Shareholder Report MNDIV-Z-4/26-SAR

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

SEMi-annual shareholder report Disciplined Value Series - Class Z ticker: MDVZX

This semi-annual shareholder report contains important information about Class Z of Disciplined Value Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026 including a description of changes to the Series that occurred during the reporting period. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$24	0.45%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$146,211,103
Number of Holdings	117
Portfolio Turnover (for the period ended 04/30/26)	24%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.2
Common Stocks	98.8

Expressed as a percentage of net assets.

How has the Fund changed?

This is a summary of certain changes to the Series since October 31, 2025. For more complete information, you may review the Series' prospectus, available at www.manning-napier.com/products/mutual-funds or upon request by contacting us at (800) 466-3863.

Effective March 1, 2026, the portfolio management teams of the Series changed as follows:

1. Christopher F. Petrosino, CFA® and Kelly Covley, CFA®, CAIA no longer serve as members of the Series' portfolio management team.

2. Omar A. Nunez Guerra became a member of the Series' portfolio management team.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-S-4/26-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

SEMi-annual shareholder report Rainier International Discovery Series - Class S ticker: RISAX

This semi-annual shareholder report contains important information about Class S of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$73	1.40%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$385,616,063
Number of Holdings	86
Portfolio Turnover (for the period ended 04/30/26)	29%

Sector Allocation (% of net assets)

(as of April 30, 2026)

Communication Services, 1.9%
Consumer Discretionary, 3.0%
Consumer Staples, 0.5%
Energy, 5.1%
Financials, 19.0%
Health Care, 6.4%
Industrials, 33.3%
Information Technology, 14.0%
Materials, 9.4%
Real Estate, 1.7%
Utilities, 1.9%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	3.8
Common Stocks	96.2

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-I-4/26-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

SEMi-annual shareholder report Rainier International Discovery Series - Class I ticker: RAIIX

This semi-annual shareholder report contains important information about Class I of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.15%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$385,616,063
Number of Holdings	86
Portfolio Turnover (for the period ended 04/30/26)	29%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	3.8
Common Stocks	96.2

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-W-4/26-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

SEMi-annual shareholder report Rainier International Discovery Series - Class W ticker: RAIWX

This semi-annual shareholder report contains important information about Class W of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$385,616,063
Number of Holdings	86
Portfolio Turnover (for the period ended 04/30/26)	29%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	3.8
Common Stocks	96.2

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

Manning & Napier Rainier International Discovery Series Tailored Shareholder Report MNIDS-Z-4/26-SAR

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

SEMi-annual shareholder report Rainier International Discovery Series - Class Z ticker: RAIRX

This semi-annual shareholder report contains important information about Class Z of Rainier International Discovery Series, a series of Manning & Napier Fund Inc., for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$53	1.00%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Key Fund Statistics (as of April 30, 2026)

Net Assets	$385,616,063
Number of Holdings	86
Portfolio Turnover (for the period ended 04/30/26)	29%

Sector Allocation (% of net assets)

(as of April 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

What did the Fund invest in?

(as of April 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	3.8
Common Stocks	96.2

Expressed as a percentage of net assets.

Householding

The Fund may send only one copy of the Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household” for shareholders who have elected this option. This reduces Fund expenses, which benefits you and other shareholders. If you wish to change your “householding” option, please call (800) 466-3863 or contact your financial advisor.

Additional information about the Series, including its prospectus, financial information, holdings, and proxy information can be obtained at www.manning-napier.com/products/mutual-funds or by calling (800) 466-3863. Shareholders can also elect to receive certain documents via e-delivery. For more information or to sign up for e-delivery, please visit the Fund’s website.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

www.manning-napier.com

Manning & Napier Fund, Inc.

Equity Series

Equity Series

Investment Portfolio - April 30, 2026

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 97.1%

Communication Services - 10.2%
Interactive Media & Services - 10.2%
Alphabet, Inc. - Class A	9,401	$3,617,505
Meta Platforms, Inc. - Class A	3,455	2,114,149
Total Communication Services		5,731,654
Consumer Discretionary - 10.3%
Broadline Retail - 6.3%
Amazon.com, Inc.*	13,393	3,549,949
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	6,150	1,035,414
Specialty Retail - 2.1%
The TJX Companies, Inc.	7,416	1,162,458
Total Consumer Discretionary		5,747,821
Financials - 19.2%
Banks - 2.0%
JPMorgan Chase & Co.	3,579	1,121,050
Capital Markets - 7.6%
BlackRock, Inc.	1,227	1,307,491
Intercontinental Exchange, Inc.	3,369	532,605
Moody's Corp.	1,214	560,686
MSCI, Inc.	1,667	985,881
Nasdaq, Inc.	9,353	859,634
		4,246,297
Financial Services - 7.2%
Mastercard, Inc. - Class A	4,281	2,153,001
Visa, Inc. - Class A	5,718	1,886,025
		4,039,026
Insurance - 2.4%
First American Financial Corp.	18,674	1,309,607
Total Financials		10,715,980
Health Care - 11.0%
Biotechnology - 0.4%
Vertex Pharmaceuticals, Inc.*	553	236,341
Health Care Equipment & Supplies - 2.3%
The Cooper Companies, Inc.*	20,722	1,303,414
Health Care Providers & Services - 8.3%
Cardinal Health, Inc.	2,508	483,743
Cencora, Inc.	1,556	479,264
Elevance Health, Inc.	4,496	1,692,384
McKesson Corp.	581	473,631
Molina Healthcare, Inc.*	3,897	758,434
UnitedHealth Group, Inc.	1,947	721,325
		4,608,781
Total Health Care		6,148,536
Industrials - 10.6%
Aerospace & Defense - 2.0%
HEICO Corp. - Class A	5,275	1,102,581
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Air Freight & Logistics - 3.5%
United Parcel Service, Inc. - Class B	17,850	$1,942,080
Commercial Services & Supplies - 3.0%
Rollins, Inc.	30,589	1,704,725
Ground Transportation - 0.7%
Knight-Swift Transportation Holdings, Inc.	5,995	389,075
Professional Services - 1.4%
TransUnion	11,127	790,017
Total Industrials		5,928,478
Information Technology - 26.3%
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. - Class A	3,982	586,429
Semiconductors & Semiconductor Equipment - 12.4%
Applied Materials, Inc.	3,537	1,395,311
Broadcom, Inc.	2,774	1,157,951
Lam Research Corp.	2,981	768,681
NVIDIA Corp.	18,141	3,620,399
		6,942,342
Software - 9.8%
Bentley Systems, Inc. - Class B	14,594	476,056
Cadence Design Systems, Inc.*	3,377	1,113,025
Microsoft Corp.	7,879	3,212,899
ServiceNow, Inc.*	7,355	649,520
		5,451,500
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	6,282	1,704,621
Total Information Technology		14,684,892
Materials - 4.4%
Chemicals - 2.1%
The Sherwin-Williams Co.	3,625	1,165,836
Containers & Packaging - 2.3%
Graphic Packaging Holding Co.	136,878	1,304,448
Total Materials		2,470,284
Real Estate - 5.1%
Real Estate Management & Development - 2.2%
CBRE Group, Inc. - Class A*	8,835	1,261,020
Specialized REITs - 2.9%
Weyerhaeuser Co.	65,722	1,611,503
Total Real Estate		2,872,523
TOTAL COMMON STOCKS
(Identified Cost $44,671,059)		54,300,168

The accompanying notes are an integral part of the financial statements.

1

Equity Series

Investment Portfolio - April 30, 2026

(unaudited)

		VALUE
	SHARES	(NOTE 2)

SHORT-TERM INVESTMENT - 3.7%

Dreyfus Government Cash Management, Institutional Shares, 3.53%[1]
(Identified Cost $2,079,758)	2,079,758	$2,079,758

TOTAL INVESTMENTS - 100.8%
(Identified Cost $46,750,817)		56,379,926
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(463,779)
NET ASSETS - 100%		$55,916,147

REIT - Real Estate Investment Trust

*Non-income producing security.

1 Rate shown is the current yield as of April 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

2

Equity Series

Statement of Assets and Liabilities

April 30, 2026 (unaudited)

ASSETS:

Investments, at value (identified cost $46,750,817) (Note 2)	$56,379,926
Dividends receivable	7,049
Receivable for fund shares sold	1,476
Prepaid expenses	12,781

TOTAL ASSETS	56,401,232

LIABILITIES:

Accrued management fees[1]	17,747
Accrued fund accounting and administration fees[1]	15,889
Accrued shareholder services fees (Class S)[1]	11,162
Accrued transfer agent fees[1]	3,288
Accrued Chief Compliance Officer service fees[1]	3,131
Directors' fees payable[1]	1,172
Payable for securities purchased	386,760
Professional fees payable	32,708
Payable for fund shares repurchased	155
Other payables and accrued expenses	13,073

TOTAL LIABILITIES	485,085

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$55,916,147

NET ASSETS CONSIST OF:

Capital stock	$39,847
Additional paid-in-capital	39,966,930
Total distributable earnings (loss)	15,909,370

TOTAL NET ASSETS	$55,916,147

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($55,909,294/3,983,990 shares)	$14.03

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($6,853/670 shares)	$10.24	[2]

1  See note 3 in Notes to the Financial Statements.

2  The net asset value of Class W Shares was calculated using unrounded net assets of $6,853.50 divided by the unrounded shares outstanding of 669.514.

The accompanying notes are an integral part of the financial statements.

3

Equity Series

Statement of Operations

For the Six Months Ended April 30, 2026 (unaudited)

INVESTMENT INCOME:

Dividends	$285,380

EXPENSES:

Management fees (Note 3)	226,292
Shareholder services fees (Class S) (Note 3)	75,422
Fund accounting and administration fees (Note 3)	24,066
Chief Compliance Officer service fees (Note 3)	4,469
Directors’ fees (Note 3)	3,930
Audit fees	24,586
Registration and filing fees	20,013
Custodian fees	1,752
Legal fees	1,650
Miscellaneous	27,674

Total Expenses	409,854
Less reduction of expenses (Note 3)	(93,064)

Net Expenses	316,790

NET INVESTMENT LOSS	(31,410)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	6,429,675

Net change in unrealized appreciation (depreciation) on investments	(7,051,067)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(621,392)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(652,802)

The accompanying notes are an integral part of the financial statements.

4

Equity Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/26	YEAR ENDED
	(UNAUDITED)	10/31/25
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(31,410)	$(68,471)
Net realized gain (loss) on investments	6,429,675	7,538,093
Net change in unrealized appreciation (depreciation) on investments	(7,051,067)	(1,020,827)

Net increase (decrease) from operations	(652,802)	6,448,795

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(6,712,167)	(7,676,788)
Class W	(931)	(930)

Total distributions to shareholders	(6,713,098)	(7,677,718)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(3,467,763)	(2,621,490)

Net increase (decrease) in net assets	(10,833,663)	(3,850,413)

NET ASSETS:

Beginning of period	66,749,810	70,600,223

End of period	$55,916,147	$66,749,810

The accompanying notes are an integral part of the financial statements.

5

Equity Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22		10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.73		$15.94	$12.56	$13.13	$18.71		$14.32
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)		(0.02)	0.02	0.02	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.08)		1.55	3.80	0.96	(2.85)		5.67
Total from investment operations	(0.09)		1.53	3.82	0.98	(2.87)		5.65
Less distributions to shareholders:
From net investment income	—		(0.01)	(0.02)	—	—		(0.00)[2]
From net realized gain on investments	(1.61)		(1.73)	(0.42)	(1.55)	(2.71)		(1.26)
Total distributions to shareholders	(1.61)		(1.74)	(0.44)	(1.55)	(2.71)		(1.26)
Net asset value - End of period	$14.03		$15.73	$15.94	$12.56	$13.13		$18.71
Net assets - End of period (000’s omitted)	$55,909		$66,743	$70,594	$57,710	$62,848		$78,687
Total return[3]	(0.59%	)	9.87%	30.90%	7.84%	(17.78%	)[4]	41.71%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	[5]	1.05%	1.05%	1.05%	1.05%		1.05%
Net investment income (loss)	(0.10%	)[5]	(0.10% )	0.12%	0.16%	(0.13%	)	(0.15% )
Series portfolio turnover	35%		59%	57%	35%	44%		35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.31%	[5]	0.27%	0.23%	0.31%	0.26%		0.24%

1 Calculated based on average shares outstanding during the periods.

2 Less than $(0.01).

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Includes litigation proceeds. Excluding this amount, the total return would have been (17.84%).

5 Annualized.

The accompanying notes are an integral part of the financial statements.

6

Equity Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22		10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.86		$12.43	$9.88	$13.39	$18.87		$14.42
Income (loss) from investment operations:
Net investment income[1]	0.05		0.10	0.13	0.12	0.13		0.14
Net realized and unrealized gain (loss) on investments	(0.06)		1.20	2.97	0.89	(2.90)		5.72
Total from investment operations	(0.01)		1.30	3.10	1.01	(2.77)		5.86
Less distributions to shareholders:
From net investment income	—		(0.14)	(0.13)	(2.97)	—		(0.15)
From net realized gain on investments	(1.61)		(1.73)	(0.42)	(1.55)	(2.71)		(1.26)
Total distributions to shareholders	(1.61)		(1.87)	(0.55)	(4.52)	(2.71)		(1.41)
Net asset value - End of period	$10.24		$11.86	$12.43	$9.88	$13.39		$18.87
Net assets - End of period (000’s omitted)	$7		$7	$6	$8	$7		$480
Total return[2]	(0.06%	)	10.98%	32.21%	8.98%	(17.00%	)[3]	43.17%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[4]	0.05%	0.05%	0.05%	0.05%		0.05%
Net investment income	0.89%	[4]	0.89%	1.17%	1.16%	0.83%		0.85%
Series portfolio turnover	35%		59%	57%	35%	44%		35%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	1.00%	[4]	1.02%	0.98%	1.06%	1.01%		0.99%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Includes litigation proceeds. Excluding this amount, the total return would have been (17.06%).

4 Annualized.

The accompanying notes are an integral part of the financial statements.

7

Equity Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth of capital.

The Series is authorized to issue two classes of shares (Class S and Class W). Each class of shares is substantially the same, except that Class S shares bear shareholder servicing fees.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 200 million have been designated as Equity Series Class S common stock and 100 million have been designated as Equity Series Class W common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often

8

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,731,654	$5,731,654	$—	$—
Consumer Discretionary	5,747,821	5,747,821	—	—
Financials	10,715,980	10,715,980	—	—
Health Care	6,148,536	6,148,536	—	—
Industrials	5,928,478	5,928,478	—	—
Information Technology	14,684,892	14,684,892	—	—
Materials	2,470,284	2,470,284	—	—
Real Estate	2,872,523	2,872,523	—	—
Short-Term Investment	2,079,758	2,079,758	—	—
Total assets	$56,379,926	$56,379,926	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2025 or April 30, 2026.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

9

Equity Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2026, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2022 through October 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series' portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space

10

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pay a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S shares. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and waived Class W management fees (collectively, “excluded expenses”), to 0.80% of the average daily net assets of the Class S shares and 0.05% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $25 in management fees for Class W shares for the six months ended April 30, 2026. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $93,031 and $8 for Class S and Class W shares, respectively, for the six months ended April 30, 2026. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2026, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2026, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2026	2027	2028	2029	TOTAL
Class S	$196,609	$159,070	$182,196	$93,031	$630,905
Class W	25	14	17	8	64

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor

11

Equity Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the six months ended April 30, 2026, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $21,225,638 and $31,916,971, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S and Class W shares of Equity Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/26		10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	78,175	$1,134,120	296,089	$4,432,497
Reinvested	467,639	6,575,008	491,886	7,550,456
Repurchased	(804,278)	(11,177,822)	(973,354)	(14,605,373)
Total	(258,464)	$(3,468,694)	(185,379)	$(2,622,420)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 4/30/26		10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	92	931	81	930
Repurchased	—	—	—	—
Total	92	$931	81	$930

At April 30, 2026, the Advisor and its affiliates owned 15.7% of the Series. Investment activities of these shareholders may have a material effect on the Series.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and

12

Equity Series

Notes to Financial Statements (continued)

(unaudited)

7.	Line of Credit (continued)

is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the six months ended April 30, 2026, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2026.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of the current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2025, were as follows:

Ordinary income	$34,476
Long-term capital gains	7,643,242

At April 30, 2026, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$46,757,069
Unrealized appreciation	11,501,739
Unrealized depreciation	(1,878,882)
Net unrealized appreciation	$9,622,857

13

Equity Series

Notes to Financial Statements (continued)

(unaudited)

11.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

14

Equity Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863

On the Securities and Exchange

Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEQY-04/26-SAR

15

Financial Statements and

www.manning-napier.com

Manning & Napier Fund, Inc.

Overseas Series

Overseas Series

Investment Portfolio - April 30, 2026

(unaudited)

		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS - 94.8%

Communication Services - 8.0%
Entertainment - 2.4%
Spotify Technology S.A. (United States)*	16,107	$7,192,581
Interactive Media & Services - 5.6%
Autotrader Group plc (United Kingdom)[1]	1,329,855	8,945,836
Tencent Holdings Ltd. (China)	133,590	8,113,224
		17,059,060
Total Communication Services		24,251,641
Consumer Discretionary - 7.5%
Automobiles - 1.0%
Ferrari N.V. (Italy)	8,457	2,937,116
Broadline Retail - 4.2%
MercadoLibre, Inc. (Brazil)*	7,221	12,944,581
Household Durables - 2.3%
Bellway plc (United Kingdom)	84,343	2,188,659
Persimmon plc (United Kingdom)	195,960	2,825,641
Taylor Wimpey plc (United Kingdom)	1,942,545	2,054,821
		7,069,121
Total Consumer Discretionary		22,950,818
Consumer Staples - 4.6%
Beverages - 1.9%
Remy Cointreau S.A. (France)	126,132	5,945,971
Personal Care Products - 2.7%
L’Oreal S.A. (France)	18,830	8,109,878
Total Consumer Staples		14,055,849
Financials - 15.9%
Banks - 6.3%
FinecoBank Banca Fineco S.p.A. (Italy)	239,246	5,939,431
NU Holdings Ltd. - Class A (Brazil)*	912,449	13,212,262
		19,151,693
Capital Markets - 5.6%
Avanza Bank Holding AB (Sweden)	148,840	5,380,306
Deutsche Boerse AG (Germany)	38,376	11,773,676
		17,153,982
Insurance - 4.0%
Admiral Group plc (United Kingdom)	264,679	12,166,270
Total Financials		48,471,945
Health Care - 5.6%
Pharmaceuticals - 5.6%
AstraZeneca plc (United Kingdom)	50,119	9,390,797
Sanofi S.A. - ADR (United States)	161,854	7,539,159
Total Health Care		16,929,956
Industrials - 19.3%
Aerospace & Defense - 3.1%
BAE Systems plc (United Kingdom)	334,855	9,313,510
Air Freight & Logistics - 3.9%
Deutsche Post AG (Germany)	198,457	11,751,483
		VALUE
	SHARES	(NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Commercial Services & Supplies - 2.1%
Waste Connections, Inc. (United States)	38,645	$6,365,604
Professional Services - 4.0%
Experian plc (United States)	332,840	12,178,300
Trading Companies & Distributors - 6.2%
IMCD N.V. (Netherlands)	67,412	7,926,629
MonotaRO Co. Ltd. (Japan)	932,100	11,083,311
		19,009,940
Total Industrials		58,618,837
Information Technology - 24.2%
Electronic Equipment, Instruments & Components - 6.5%
Halma plc (United Kingdom)	152,528	9,178,785
Keyence Corp. (Japan)	22,700	10,411,716
		19,590,501
IT Services - 1.5%
Softcat plc (United Kingdom)	249,775	4,689,819
Semiconductors & Semiconductor Equipment - 14.3%
ASML Holding N.V. (Netherlands)	10,938	15,739,673
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	58,035	22,985,342
Tokyo Electron Ltd. (Japan)	16,000	4,714,925
		43,439,940
Software - 1.9%
Constellation Software, Inc. (Canada)	3,216	5,857,129
Total Information Technology		73,577,389
Materials - 6.8%
Chemicals - 3.2%
Air Liquide S.A. (France)	45,438	9,775,550
Paper & Forest Products - 3.6%
West Fraser Timber Co. Ltd. (Canada)	173,022	10,954,387
Total Materials		20,729,937
Utilities - 2.9%
Water Utilities - 2.9%
Cia de Saneamento Basico do Estado
de Sao Paulo SABESP - ADR (Brazil)	258,542	8,694,768
TOTAL COMMON STOCKS
(Identified Cost $255,736,213)		288,281,140

The accompanying notes are an integral part of the financial statements.

1

Overseas Series

Investment Portfolio - April 30, 2026

(unaudited)

		VALUE
	SHARES	(NOTE 2)

SHORT-TERM INVESTMENT - 5.0%

Dreyfus Government Cash Management,
Institutional Shares, 3.53%[2]
(Identified Cost $15,123,809)	15,123,809	$15,123,809

TOTAL INVESTMENTS - 99.8%
(Identified Cost $270,860,022)		303,404,949
OTHER ASSETS, LESS LIABILITIES - 0.2%		530,163
NET ASSETS - 100%		$303,935,112

ADR - American Depositary Receipt

*Non-income producing security.

1 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s  Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2026 was $8,945,836, which represented 2.9% of the Series’ Net Assets.

2 Rate shown is the current yield as of April 30, 2026.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 20.0%, Brazil - 11.5% and United States - 10.9%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

2

Overseas Series

Statement of Assets and Liabilities

April 30, 2026 (unaudited)

ASSETS:

Investments, at value (identified cost $270,860,022) (Note 2)	$303,404,949
Foreign currency, at value (identified cost $10,862)	11,401
Foreign tax reclaims receivable	1,753,479
Dividends receivable	892,253
Receivable for securities sold	3,162
Receivable for fund shares sold	2,250

TOTAL ASSETS	306,067,494

LIABILITIES:

Due to custodian	5,268
Accrued management fees[1]	129,445
Accrued sub-transfer agent fees[1]	89,582
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	33,433
Accrued fund accounting and administration fees[1]	31,975
Directors’ fees payable[1]	6,291
Accrued Chief Compliance Officer service fees[1]	3,131
Payable for securities purchased	1,696,146
Payable for fund shares repurchased	49,763
Distributions payable	16
Other payables and accrued expenses	87,332

TOTAL LIABILITIES	2,132,382

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$303,935,112

NET ASSETS CONSIST OF:

Capital stock	$81,355
Additional paid-in-capital	582,512,256
Total distributable earnings (loss)	(278,658,499)

TOTAL NET ASSETS	$303,935,112

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($164,136,641/4,393,014 shares)	$37.36

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($41,730,389/1,118,811 shares)	$37.30

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($98,068,082/2,623,654 shares)	$37.38

1  See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

3

Overseas Series

Statement of Operations

For the Six Months Ended April 30, 2026 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $166,340)	$1,992,344

EXPENSES:

Management fees (Note 3)	947,574
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	205,350
Sub-transfer agent fees (Note 3)	137,222
Fund accounting and administration fees (Note 3)	47,719
Directors’ fees (Note 3)	20,393
Chief Compliance Officer service fees (Note 3)	4,469
Custodian fees	20,385
Interest expense	2,791
Miscellaneous	127,646

Total Expenses	1,513,549
Less reduction of expenses (Note 3)	(130,702)

Net Expenses	1,382,847

NET INVESTMENT INCOME	609,497

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	27,091,011
Foreign currency and translation of other assets and liabilities	(16,136)

27,074,875
Net change in unrealized appreciation (depreciation) on-
Investments	(16,537,311)
Foreign currency and translation of other assets and liabilities	27,843
(16,509,468)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	10,565,407

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,174,904

The accompanying notes are an integral part of the financial statements.

4

Overseas Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/26	YEAR ENDED
	(UNAUDITED)	10/31/25
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$609,497	$4,042,434
Net realized gain (loss) on investments and foreign currency Payments by affiliate	27,074,875	53,715,469
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(16,509,468)	(19,049,708)
Net increase (decrease) from operations	11,174,904	38,708,195

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(1,373,236)	(1,616,198)
Class I	(773,107)	(865,869)
Class W	–	(5,272,188)
Class Z	(1,160,962)	(1,442,300)
Total distributions to shareholders	(3,307,305)	(9,196,555)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(41,991,923)	(315,378,007)

Net increase (decrease) in net assets	(34,124,324)	(285,866,367)

NET ASSETS:

Beginning of period	338,059,436	623,925,803

End of period	$303,935,112	$338,059,436

The accompanying notes are an integral part of the financial statements.

5

Overseas Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25		10/31/24	10/31/23	10/31/22		10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$36.48		$33.32		$27.42	$24.91	$37.19		$27.36
Income (loss) from investment operations:
Net investment income[1]	0.04		0.27		0.22	0.28	0.26		0.18
Net realized and unrealized gain (loss) on investments	1.14		3.22		5.97	2.36	(12.02)		9.83
Total from investment operations	1.18		3.49		6.19	2.64	(11.76)		10.01
Less distributions to shareholders:
From net investment income	(0.30)		(0.33)		(0.29)	(0.13)	(0.52)		(0.18)
Net asset value - End of period	$37.36		$36.48		$33.32	$27.42	$24.91		$37.19
Net assets - End of period (000’s omitted)	$164,137		$164,965		$167,624	$146,351	$147,439		$222,471
Total return[2]	3.27%		10.55%	[3]	22.68%	10.58%	(32.00%	)[4]	36.72%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.05%	[5]	1.05%		1.05%	1.05%	1.05%		1.05%
Net investment income	0.22%	[5]	0.76%		0.68%	0.97%	0.87%		0.53%
Series portfolio turnover	42%		46%		57%	49%	40%		47%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.08%	[5]	0.05%	0.01%	0.08%	0.04%	0.03%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Includes payment received from an affiliate. Excluding this amount total return would have been 10.49%.

4 Includes litigation proceeds. Excluding this amount, the total return would have been (32.32%).

5 Annualized.

The accompanying notes are an integral part of the financial statements.

6

Overseas Series

Financial Highlights - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25		10/31/24	10/31/23	10/31/22		10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$36.48		$33.31		$27.42	$24.92	$37.24		$27.39
Income (loss) from investment operations:
Net investment income[1]	0.08		0.37		0.33	0.37	0.35		0.28
Net realized and unrealized gain (loss) on investments	1.16		3.21		5.96	2.35	(12.02)		9.85
Total from investment operations	1.24		3.58		6.29	2.72	(11.67)		10.13
Less distributions to shareholders:
From net investment income	(0.42)		(0.41)		(0.40)	(0.22)	(0.65)		(0.28)
Net asset value - End of period	$37.30		$36.48		$33.31	$27.42	$24.92		$37.24
Net assets - End of period (000’s omitted)	$41,730		$73,206		$70,301	$66,756	$85,187		$117,732
Total return[2]	3.43%		10.89%	[3]	23.06%	10.90%	(31.79%	)[4]	37.16%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.75%	[5]	0.75%		0.75%	0.75%	0.75%	[6]	0.75%	[6]
Net investment income	0.46%	[5]	1.06%		1.02%	1.27%	1.16%		0.81%
Series portfolio turnover	42%		46%		57%	49%	40%		47%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.07%	[5]	0.04%	0.03%	0.04%	0.02%	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Includes payment received from an affiliate. Excluding this amount total return would have been 10.83%.

4 Includes litigation proceeds. Excluding this amount, the total return would have been (32.10%).

5 Annualized.

6 Includes recoupment of past waived and/or reimbursed fees with no impact to the expense ratio.

The accompanying notes are an integral part of the financial statements.

7

Overseas Series

Financial Highlights - Class Z

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/26 (UNAUDITED)		10/31/25		10/31/24	10/31/23	10/31/22		10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$36.57		$33.38		$27.47	$24.96	$37.29		$27.41
Income (loss) from investment operations:
Net investment income[1]	0.12		0.41		0.36	0.40	0.38		0.33
Net realized and unrealized gain (loss) on investments	1.14		3.22		5.97	2.35	(12.04)		9.85
Total from investment operations	1.26		3.63		6.33	2.75	(11.66)		10.18
Less distributions to shareholders:
From net investment income	(0.45)		(0.44)		(0.42)	(0.24)	(04.67)		(0.30)
Net asset value - End of period	$37.38		$36.57		$33.38	$27.47	$24.96		$37.29
Net assets - End of period (000’s omitted)	$98,068		$99,889		$109,628	$111,622	$80,456		$119,148
Total return[2]	3.48%		11.02%	[3]	23.20%	11.01%	(31.75%	)[4]	37.31%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[5]	0.65%		0.65%	0.65%	0.65%		0.65%
Net investment income	0.63%	[5]	1.18%		1.13%	1.37%	1.27%		0.94%
Series portfolio turnover	42%		46%		57%	49%	40%		47%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.09%	[5]	0.06%		0.05%	0.07%	0.05%		0.04%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Includes payment received from an affiliate. Excluding this amount total return would have been 10.96%.

4 Includes litigation proceeds. Excluding this amount, the total return would have been (32.05%).

5 Annualized.

The accompanying notes are an integral part of the financial statements.

 8

Overseas Series

Notes to Financial Statements

(unaudited)

1.	Organization

Overseas Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Series is authorized to issue three classes of shares (Class I, S, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 200 million have been designated as Overseas Series Class I common stock, 400 million have been designated as Overseas Series Class S common stock, and 100 million have been designated as Overseas Series Class Z common stock. Effective as of close of business on May 29, 2025, the Overseas Series Class W shares were liquidated and closed.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee

 9

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$24,251,641	$7,192,581	$17,059,060	$—
Consumer Discretionary	22,950,818	15,881,697	7,069,121	—
Consumer Staples	14,055,849	—	14,055,849	—
Financials	48,471,945	13,212,262	35,259,683	—
Health Care	16,929,956	16,929,956	—	—
Industrials	58,618,837	6,365,604	52,253,233	—
Information Technology	73,577,389	44,582,144	28,995,245	—
Materials	20,729,937	10,954,387	9,775,550	—
Utilities	8,694,768	8,694,768	—	—
Short-Term Investment	15,123,809	15,123,809	—	—
Total assets	$303,404,949	$138,937,208	$164,467,741	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2025 or April 30, 2026.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

 10

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2026, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2022 through October 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is

 11

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications (continued)

unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees (collectively, “excluded expenses”), to 0.75% of the average daily net assets of the Class I shares, 0.80% of the average daily net assets of the Class S shares, and 0.65% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $67,032, $19,678, and $43,992 for Class S, Class I, and Class Z shares, respectively, for the six months ended April 30, 2026. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2026, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

 12

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

As of April 30, 2026, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	EXPIRING OCTOBER 31,
CLASS	2026	2027	2028	2029	TOTAL
Class S	$132,790	$23,890	$79,834	$67,032	$303,546
Class I	33,490	26,010	27,987	19,678	107,165
Class Z	68,734	68,943	65,986	43,992	247,655

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended April 30, 2026, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $127,704,538 and $173,145,446, respectively. There were no purchases or sales of U.S. Government securities.

 13

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Overseas Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	103,954	$3,835,202	172,199	$6,010,721
Reinvested	37,298	1,358,026	47,965	1,595,314
Repurchased	(270,225)	(10,005,200)	(728,702)	(25,517,917)
Total	(128,973)	$(4,811,972)	(508,538)	$(17,911,882)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	51,133	$1,908,059	192,530	$6,763,904
Reinvested	21,274	772,473	26,094	865,536
Repurchased	(960,437)	(35,990,302)	(322,336)	(11,244,220)
Total	(888,030)	$(33,309,770)	(103,712)	$(3,614,780)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	75,419	$2,532,108
Reinvested	—	—	155,509	5,176,879
Repurchased	—	—	(8,448,819)	(281,731,461)
Total	—	$—	(8,217,891)	$(274,022,474)

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	19,948	$745,662	458,539	$15,377,780
Reinvested	31,888	1,159,764	43,385	1,441,248
Repurchased	(159,813)	(5,775,607)	(1,054,099)	(36,647,899)
Total	(107,977)	$(3,870,181)	(552,175)	$(19,828,871)

At April 30, 2026, one shareholder owned 30.0% of the Series. In addition, the Advisor and its affiliates owned 1.2% of the Series.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the six months ended April 30, 2026, the Series borrowed for 2 days and the daily amount of borrowings outstanding under the line of credit was $10,000,000 with an interest rate of 5.02%. As of April 30, 2026, there was no borrowing outstanding.

 14

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2026.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2025 were as follows:

Ordinary income	$9,196,555

At April 30, 2026, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$271,046,813
Unrealized appreciation	47,407,747
Unrealized depreciation	(15,049,611)
Net unrealized appreciation	$32,358,136

At October 31, 2025, the Series had net short-term capital loss carryforwards of $24,489,737 and net long-term capital loss carryforwards of $313,774,696, which may be carried forward indefinitely.

11.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors,

 15

Overseas Series

Notes to Financial Statements (continued)

(unaudited)

11.	Market Event (continued)

and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

 16

Overseas Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOVS-04/26-SAR

 17

www.manning-napier.com

Manning & Napier Fund, Inc.

Pro-Blend® Conservative Term Series
Pro-Blend® Moderate Term Series
Pro-Blend® Extended Term Series
Pro-Blend® Maximum Term Series

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES/
PRO-BLEND® CONSERVATIVE TERM	PRINCIPAL	VALUE
SERIES	AMOUNT[1]	(NOTE 2)

COMMON STOCKS - 21.1%

Communication Services - 2.1%
Entertainment - 0.3%
Spotify Technology S.A.*	1,970	$879,704

Interactive Media & Services - 1.8%
Alphabet, Inc. - Class A	6,213	2,390,762
Meta Platforms, Inc. - Class A	3,508	2,146,580
Tencent Holdings Ltd. - ADR (China)	7,879	480,777
		5,018,119
Total Communication Services		5,897,823

Consumer Discretionary - 2.1%
Broadline Retail - 1.3%
Amazon.com, Inc.*	10,355	2,744,696
MercadoLibre, Inc. (Brazil)*	514	921,412
		3,666,108
Hotels, Restaurants & Leisure - 0.2%
Booking Holdings, Inc.	2,975	500,871

Household Durables - 0.2%
Persimmon plc - ADR (United Kingdom)	23,433	676,979

Specialty Retail - 0.4%
The TJX Companies, Inc.	7,225	1,132,519
Total Consumer Discretionary		5,976,477

Financials - 3.6%
Banks - 0.5%
NU Holdings Ltd. - Class A (Brazil)*	90,758	1,314,176

Capital Markets - 1.2%
BlackRock, Inc.	1,096	1,167,898
Deutsche Boerse AG - ADR (Germany)	17,734	543,636
Intercontinental Exchange, Inc.	3,224	509,682
Moody’s Corp.	1,171	540,826
Nasdaq, Inc.	5,985	550,081
		3,312,123
Financial Services - 1.5%
Mastercard, Inc. - Class A	4,122	2,073,036
Visa, Inc. - Class A	6,447	2,126,479
		4,199,515
Insurance - 0.4%
Admiral Group plc - ADR (United Kingdom)	12,163	570,688
First American Financial Corp.	8,835	619,598
		1,190,286
Total Financials		10,016,100

Health Care - 2.4%
Biotechnology - 0.4%
Vertex Pharmaceuticals, Inc.*	2,256	964,169
Health Care Equipment & Supplies - 0.3%
The Cooper Companies, Inc.*	13,188	829,525
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	1,184	228,370

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Cencora, Inc.	746	$229,775
Elevance Health, Inc.	4,344	1,635,169
McKesson Corp.	282	229,886
Molina Healthcare, Inc.*	5,534	1,077,027
UnitedHealth Group, Inc.	2,422	897,303
		4,297,530
Pharmaceuticals - 0.2%
Sanofi S.A. - ADR	11,090	516,572
Total Health Care		6,607,796

Industrials - 2.8%
Aerospace & Defense - 0.5%
BAE Systems plc - ADR (United Kingdom)	6,187	690,840
HEICO Corp. - Class A	3,374	705,234
		1,396,074
Air Freight & Logistics - 0.9%
Deutsche Post AG - ADR (Germany)	19,560	578,683
United Parcel Service, Inc. - Class B	17,962	1,954,265
		2,532,948
Commercial Services & Supplies - 0.3%
Rollins, Inc.	13,823	770,356

Ground Transportation - 0.1%
Knight-Swift Transportation Holdings, Inc.	4,171	270,698

Professional Services - 0.7%
Experian plc - ADR	29,102	1,065,133
TransUnion	11,533	818,843
		1,883,976
Trading Companies & Distributors - 0.3%
IMCD N.V. - ADR (Netherlands)	7,582	449,992
MonotaRO Co. Ltd. - ADR (Japan)	38,113	446,875
		896,867
Total Industrials		7,750,919
Information Technology - 5.9%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. - Class A	4,086	601,745
Halma plc - ADR (United Kingdom)	4,221	506,689
		1,108,434
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	2,866	1,130,608
ASML Holding N.V. (Netherlands)	668	961,245
Lam Research Corp.	4,171	1,075,534
NVIDIA Corp.	18,124	3,617,007
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	5,624	2,227,441

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES/
PRO-BLEND® CONSERVATIVE TERM	PRINCIPAL	VALUE
SERIES	AMOUNT[1]	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. - ADR (Japan)	4,205	$632,012
		9,643,847
Software - 2.1%
Bentley Systems, Inc. - Class B	16,497	538,132
Cadence Design Systems, Inc.*	1,561	514,490
Microsoft Corp.	9,396	3,831,501
ServiceNow, Inc.*	10,337	912,861
		5,796,984
Total Information Technology		16,549,265

Materials - 1.3%
Chemicals - 0.6%
Air Liquide S.A. - ADR (France)	28,832	1,242,947
The Sherwin-Williams Co.	1,616	519,722
		1,762,669
Containers & Packaging - 0.3%
Graphic Packaging Holding Co	78,918	752,089

Paper & Forest Products - 0.4%
West Fraser Timber Co. Ltd. (Canada)	15,378	973,581
Total Materials		3,488,339

Real Estate - 0.7%
Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A*	6,908	985,979

Specialized REITs - 0.3%
Weyerhaeuser Co.	39,716	973,836
Total Real Estate		1,959,815

Utilities - 0.2%
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado
de Sao Paulo SABESP - ADR (Brazil)	14,616	491,536
TOTAL COMMON STOCKS
(Identified Cost $51,507,451)		58,738,070

CORPORATE BONDS - 19.8%

Non-Convertible Corporate Bonds- 19.8%
Communication Services - 0.9%
Interactive Media & Services - 0.8%
Meta Platforms, Inc., 5.25%, 5/15/2036	2,090,000	2,084,136

Media - 0.1%
Open Infra U.S. Assets AB, 11.00%,
2/22/2027	400,000	395,078
Total Communication Services		2,479,214

Consumer Discretionary - 1.6%
Diversified Consumer Services - 0.8%
Cornell Univ., 4.169%, 6/15/2030	2,220,000	2,205,290

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure - 0.4%
Airbnb, Inc., 4.65%, 3/16/2031	1,050,000	$1,048,368

Household Durables - 0.4%
DR Horton, Inc., 4.85%, 10/15/2030	1,160,000	1,170,351
Total Consumer Discretionary		4,424,009

Consumer Staples - 0.4%
Beverages - 0.4%
Becle S.A.B. de C.V. (Mexico), 2.50%,
10/14/2031[2]	1,250,000	1,075,256

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	1,270,000	1,107,502
Cenovus Energy, Inc. (Canada), 6.75%,
11/15/2039	1,810,000	1,980,272
Energy Transfer LP
6.50%, 2/1/2042	1,890,000	1,970,589
6.30%, 1/15/2056	1,100,000	1,090,595
Total Energy		6,148,958

Financials - 8.1%
Banks - 4.1%
Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.320%),
2.687%, 4/22/2032[3]	2,050,000	1,859,156
Citigroup, Inc., (U.S. Secured Overnight
Financing Rate + 1.171%), 4.503%,
9/11/2031[3]	1,630,000	1,612,899
Citizens Financial Group, Inc., (5 yr. U.S.
Treasury Yield Curve Rate T Note
Constant Maturity + 1.450%), 5.299%,
1/29/2036[3]	1,100,000	1,090,174
Huntington Bancshares, Inc., 2.55%,
2/4/2030	560,000	518,811
JPMorgan Chase & Co., (3 mo. U.S.
Secured Overnight Financing Rate +
3.790%), 4.493%, 3/24/2031[3]	2,180,000	2,173,184
Morgan Stanley Private Bank NA, (U.S.
Secured Overnight Financing Rate +
0.762%), 4.213%, 2/8/2030[3]	1,640,000	1,622,065
The PNC Financial Services Group, Inc.,
(U.S. Secured Overnight Financing
Rate + 1.333%), 4.899%, 5/13/2031[3]	1,800,000	1,813,551
Truist Financial Corp., (U.S. Secured
Overnight Financing Rate + 0.862%),
1.887%, 6/7/2029[3]	670,000	635,004
		11,324,844
Capital Markets - 1.4%
Blackstone Private Credit Fund, 5.95%,
5/15/2031	1,050,000	1,032,808

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES/
PRO-BLEND® CONSERVATIVE TERM	PRINCIPAL	VALUE
SERIES	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Depository Trust & Clearing Corp.,
(5 yr. U.S. Treasury Yield Curve Rate
T Note Constant Maturity + 2.606%),
3.375%[2,3,4]	500,000	$496,970
Icahn Enterprises LP - Icahn Enterprises
Finance Corp., 10.00%, 11/15/2029[2]	330,000	333,101
Jefferies Financial Group, Inc., 6.20%,
4/14/2034	2,080,000	2,127,916
		3,990,795
Consumer Finance - 0.8%
Capital One Financial Corp., (U.S.
Secured Overnight Financing Rate +
2.860%), 6.377%, 6/8/2034[3]	2,250,000	2,375,865

Diversified Financial Services - 0.4%
Atlas Warehouse Lending Co. LP, 4.95%,
11/15/2030[2]	1,100,000	1,081,506

Financial Services - 0.9%
Apollo Global Management, Inc.
5.15%, 8/12/2035	1,110,000	1,079,470
5.70%, 3/30/2036	1,050,000	1,053,463
Golden Pear Funding HoldCo LLC,
10.00%, 3/2/2028	230,000	239,407
U.S. Claims Litigation Funding LLC,
10.25%, 3/17/2028 (Acquired
03/14/2023, cost $250,000)[5]	250,000	221,485
		2,593,825
Insurance - 0.5%
SiriusPoint Ltd. (Sweden), 7.00%,
4/5/2029	1,220,000	1,277,293
Total Financials		22,644,128

Industrials - 0.8%
Construction Materials - 0.4%
Eagle Materials, Inc., 5.00%, 3/15/2036	1,110,000	1,064,964

Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%,
10/29/2028	1,280,000	1,233,164
Total Industrials		2,298,128

Information Technology - 0.6%
Software - 0.6%
Constellation Software, Inc. (Canada),
5.461%, 2/16/2034[2]	1,580,000	1,547,675

Materials - 1.1%
Metals & Mining - 1.1%
Corp. Nacional del Cobre de Chile
(Chile), 5.529%, 1/30/2037[2]	1,625,000	1,612,844

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Newcastle Coal Infrastructure Group Pty
Ltd. (Australia), 4.40%, 9/29/2027[2]	1,578,890	$1,566,783
Total Materials		3,179,627

Real Estate - 2.2%
Industrial REITs - 0.2%
IIP Operating Partnership LP, 5.50%,
5/25/2026	460,000	458,234

Retail REITs - 0.1%
Simon Property Group LP, 2.65%,
2/1/2032	210,000	187,796

Specialized REITs - 1.9%
Pelorus Fund REIT LLC, 7.00%,
9/30/2026 (Acquired 07/08/2022, cost
$399,500)[5]	470,000	470,087
Safehold GL Holdings LLC
2.85%, 1/15/2032	880,000	787,677
6.10%, 4/1/2034	1,221,000	1,285,345
SBA Tower Trust
6.599%, 1/15/2028[2]	1,810,000	1,838,333
4.831%, 10/15/2029[2]	990,000	992,816
		5,374,258
Total Real Estate		6,020,288

Utilities - 1.9%
Electric Utilities - 1.0%
Alexander Funding Trust II, 7.467%,
7/31/2028[2]	1,230,000	1,294,674
Duke Energy Florida LLC, 6.40%,
6/15/2038	1,475,000	1,611,597
		2,906,271
Independent Power and Renewable Electricity Producers -0.9%
Palomino Funding Trust I, 7.233%,
5/17/2028[2]	2,290,000	2,387,852
Total Utilities		5,294,123
TOTAL CORPORATE BONDS
(Identified Cost $55,025,359)		55,111,406

U.S. TREASURY SECURITIES - 27.9%

U.S. Treasury Bonds - 13.3%
U.S. Treasury Bond
2.375%, 2/15/2042	15,095,000	10,922,648
3.00%, 5/15/2047	14,623,000	10,759,329
3.625%, 2/15/2053	13,675,000	10,833,164
U.S. Treasury Inflation Indexed Bonds
2.125%, 2/15/2041	2,292,065	2,231,182

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES/
PRO-BLEND® CONSERVATIVE TERM	PRINCIPAL	VALUE
SERIES	AMOUNT[1]	(NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Bonds (continued)
U.S. Treasury Inflation Indexed Bonds
(continued)
2.375%, 2/15/2055	2,348,763	$2,180,405
Total U.S. Treasury Bonds
(Identified Cost $37,822,416)		36,926,728
U.S. Treasury Notes - 14.6%
U.S. Treasury Note
1.375%, 11/15/2031	7,926,000	6,862,801
4.125%, 11/15/2032	16,902,000	16,847,861
4.50%, 11/15/2033	5,603,000	5,693,611
4.25%, 11/15/2034	5,732,000	5,703,340
U.S. Treasury Note, 4.00%, 11/15/2035	5,752,000	5,582,586

Total U.S. Treasury Notes
(Identified Cost $41,362,905)		40,690,199
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $79,185,321)		77,616,927

ASSET-BACKED SECURITIES - 9.1%

ALLO Issuer LLC, Series 2023-1A, Class
A2, 6.20%, 6/20/2053[2]	1,550,000	1,559,573
Capital Street Master Trust, Series 2026-
1, Class A, (U.S. Secured Overnight
Financing Rate 30 Day Average +
1.150%), 0%, 5/16/2030[2,6]	1,310,000	1,310,039
Capteris Equipment Finance LLC, Series
2024-1A, Class A2, 5.58%, 7/20/2032[2]	745,840	754,939
CF Hippolyta Issuer LLC, Series 2020-1,
Class B1, 2.28%, 7/15/2060[2]	2,698,356	1,656,670
Cogent Ipv4 LLC, Series 2024-1A, Class
A2, 7.924%, 5/25/2054[2]	850,000	878,064
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%,
1/25/2047[2]	465,551	429,694
DataBank Issuer
Series 2021-2A, Class A2, 2.40%,
10/25/2051[2]	1,630,000	1,611,297
Series 2023-1A, Class A2, 5.116%,
2/25/2053[2]	1,500,000	1,486,271
ECMC Group Student Loan Trust,
Series 2025-2A, Class A, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.050%), 4.695%,
11/25/2074[2,6]	1,398,860	1,406,858
FIP Master Funding LLC, Series 2026-
1A, Class A1, 4.90%, 3/15/2056[2]	1,409,608	1,391,905
FNA 9 LLC, Series 2026-1, Class A,
5.509%, 4/16/2046[2,7]	955,000	954,310
Hageman Capital Issuer Trust, Series
2025-1, Class A, 6.40%, 8/9/2056[2]	930,857	919,417
LEDN Issuer Trust, Series 2026-1A,
Class A, 6.748%, 2/25/2041 (Acquired
02/18/2026, cost $1,669,976)[5]	1,670,000	1,672,450
Navient Education Loan Trust, Series
2025-A, Class A, 5.02%, 7/15/2055[2]	946,650	946,358

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Credit Fund III LP, Series
2024-A, Class A2, 6.675%, 1/14/2032[2]	216,089	$218,154
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%,
2/15/2030[2]	1,184,353	1,149,656
Series 2023-1A, Class A2, 6.716%,
2/15/2031[2]	1,785,258	1,800,790
PEAR LLC
Series 2023-1, Class A, 7.42%,
7/15/2035[2]	855,740	871,491
Series 2024-1, Class A, 6.95%,
2/15/2036[2]	350,850	353,275
RAM LLC, Series 2026-1, 5.463%,
6/15/2046	740,000	740,000
Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%,
11/20/2049[2]	2,060,852	2,036,966
VB-S1 Issuer LLC, Series 2026-1A,
Class C2, 4.693%, 3/15/2056[2]	1,320,000	1,290,649
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $26,389,922)		25,438,826

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.4%

BMO Mortgage Trust, Series 2024-5C7,
Class A3, 5.566%, 11/15/2057[7]	570,000	584,886
BX Commercial Mortgage Trust, Series
2026-CSMO, Class A, (1 mo. U.S.
Secured Overnight Financing Rate +
1.400%), 5.055%, 2/15/2043[2,6]	1,050,000	1,050,523
CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[2,7]	32,829	31,202
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%,
5/25/2043[2,7]	240,723	215,999
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[2,7]	136,795	120,562
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%,
3/25/2048	1,312,013	1,167,686
Series 2018-31, Class KP, 3.50%,
7/25/2047	4,128	4,109
Series 2021-69, Class WJ, 1.50%,
10/25/2050	927,919	808,441
Finance of America Structured
Securities Trust, Series 2022-S6,
Class A1, 3.00%, 7/25/2061[2]	1,036,592	1,056,085
Freddie Mac REMICS, Series 5189,
Class CP, 2.50%, 6/25/2049	1,481,198	1,314,863
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S.
Secured Overnight Financing Rate
30 Day Average + 0.850%), 4.512%,
12/25/2051[2,6]	1,232,493	1,150,229
Series 2021-PJ6, Class A8, 2.50%,
11/25/2051[2,7]	949,667	848,312

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES/
PRO-BLEND® CONSERVATIVE TERM	PRINCIPAL	VALUE
SERIES	AMOUNT[1]	(NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust
(continued)
Series 2021-PJ9, Class A8, 2.50%,
2/26/2052[2,7]	947,156	$846,647
Series 2022-PJ1, Class A8, 2.50%,
5/28/2052[2,7]	1,465,772	1,303,441
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1,
1.595%, 11/25/2056[2,7]	1,025,242	880,595
Series 2022-NQM1, Class A1,
2.493%, 2/25/2067[2,7]	1,809,821	1,667,778
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[2,7]	34,742	34,384
Series 2017-3, Class 1A3, 3.50%,
8/25/2047[2,7]	23,343	21,395
Series 2017-6, Class A3, 3.50%,
12/25/2048[2,7]	53,931	49,022
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[2,7]	212,049	203,939
Series 2015-2A, Class A1, 3.75%,
8/25/2055[2,7]	196,106	190,385
Series 2016-4A, Class A1, 3.75%,
11/25/2056[2,7]	290,140	275,629
NYMT Loan Trust, Series 2022-CP1,
Class A1, 2.042%, 7/25/2061[2]	906,960	856,560
OBX Trust
Series 2022-INV1, Class A1, 3.00%,
12/25/2051[2,7]	1,820,960	1,570,905
Series 2024-NQM1, Class A1,
5.928%, 11/25/2063[2,8]	751,560	754,279
PCG LLC, Series 2023-1, (1 mo. U.S.
Secured Overnight Financing Rate +
6.000%), 9.654%, 7/25/2029 (Acquired
07/24/2023, cost $170,848)[5,6]	170,846	170,832
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[2,7]	485,859	455,146
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%,
4/25/2051[2,7]	1,196,348	1,031,242
Series 2021-INV1, Class A1, 2.50%,
8/25/2051[2,7]	2,099,313	1,725,338
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%,
2/25/2043[7]	111,558	96,891
Series 2013-6, Class A2, 3.00%,
5/25/2043[7]	901,201	819,282
Series 2013-7, Class A2, 3.00%,
6/25/2043[7]	133,439	121,273
Series 2013-8, Class A1, 3.00%,
6/25/2043[7]	175,562	159,824
Series 2020-1, Class A1, 3.50%,
2/25/2050[2,7]	51,069	46,209
Starwood Retail Property Trust, Series
2014-STAR, Class A, (Prime Rate +
0.000%), 6.75%, 11/15/2027[2,6]	1,036,548	518,639

	SHARES/
	PRINCIPAL		VALUE
	AMOUNT[1]		(NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%,
4/25/2041[2,7]		962,331	$919,118
Towd Point Mortgage Trust, Series 2019-
HY1, Class A1, (1 mo. U.S. Secured
Overnight Financing Rate + 1.114%),
4.769%, 10/25/2048[2,6]		197,464	197,667
WinWater Mortgage Loan Trust, Series
2015-1, Class A1, 3.50%, 1/20/2045[2,7]		85,239	80,109
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $26,053,042)			23,349,426

FOREIGN GOVERNMENT BONDS - 0.5%

Eagle Funding Luxco S.A.R.L (Mexico),
5.50%, 8/17/2030[2]		1,375,000	1,385,592
Mexican Bonos, Series M, (Mexico),
7.75%, 5/29/2031	MXN	908,000	50,010
TOTAL FOREIGN GOVERNMENT
BONDS
(Identified Cost $1,443,715)			1,435,602

MUNICIPAL BONDS - 1.8%

Metropolitan Government of Nashville &
Davidson County, Public Impt., G.O.
Bond, 5.707%, 7/1/2034		775,000	798,787
Oregon Local Governments, Various
Purposes Impt., G.O. Bond, BAM,
6.095%, 6/1/2028		734,921	750,039
South Carolina Public Service Authority,
Series B, Revenue Bond, 1.852%,
12/1/2026		3,460,000	3,418,781
TOTAL MUNICIPAL BONDS
(Identified Cost $5,020,403)			4,967,607

U.S. GOVERNMENT AGENCIES - 7.8%

Mortgage-Backed Securities - 7.8%
Fannie Mae
Pool #MA1834, UMBS, 4.50%,
2/1/2034		158,381	158,493
Pool #MA1903, UMBS, 4.50%,
5/1/2034		136,085	136,178
Pool #886904, UMBS, 6.50%,
9/1/2036		23,441	24,932
Pool #933521, UMBS, 5.00%,
1/1/2038		4,889	4,945
Pool #889260, UMBS, 5.00%,
4/1/2038		4,661	4,715
Pool #889576, UMBS, 6.00%,
4/1/2038		113,285	118,719
Pool #975840, UMBS, 5.00%,
5/1/2038		15,543	15,717

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES/
PRO-BLEND® CONSERVATIVE TERM	PRINCIPAL	VALUE
SERIES	AMOUNT[1]	(NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #995196, UMBS, 6.00%, 7/1/2038	137,455	$143,630
Pool #986458, UMBS, 6.00%, 8/1/2038	1,984	2,079
Pool #987831, UMBS, 6.00%, 9/1/2038	7,600	7,965
Pool #990897, UMBS, 6.00%, 9/1/2038	11,078	11,613
Pool #AD0220, UMBS, 6.00%, 10/1/2038	19,142	20,001
Pool #257497, UMBS, 6.00%, 12/1/2038	5,154	5,402
Pool #971022, UMBS, 5.00%, 1/1/2039	9,280	9,384
Pool #AA1810, UMBS, 5.00%, 1/1/2039	27,587	27,896
Pool #983686, UMBS, 5.00%, 2/1/2039	11,756	11,887
Pool #AE0604, UMBS, 6.00%, 7/1/2039	128,644	134,424
Pool #AA6788, UMBS, 6.00%, 8/1/2039	98,415	103,320
Pool #AC0463, UMBS, 5.00%, 11/1/2039	10,839	10,965
Pool #AC5111, UMBS, 5.00%, 11/1/2039	18,910	19,129
Pool #MA0258, UMBS, 4.50%, 12/1/2039	214,817	213,259
Pool #MA0259, UMBS, 5.00%, 12/1/2039	13,404	13,559
Pool #AC8573, UMBS, 5.00%, 1/1/2040	16,518	16,710
Pool #AL1595, UMBS, 6.00%, 1/1/2040	129,768	135,993
Pool #AE0061, UMBS, 6.00%, 2/1/2040	54,616	57,250
Pool #AL0152, UMBS, 6.00%, 6/1/2040	223,570	234,294
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,837,758	1,662,468
Pool #AI5172, UMBS, 4.00%, 8/1/2041	117,613	113,857
Pool #AL1410, UMBS, 4.50%, 12/1/2041	256,349	254,058
Pool #AB4300, UMBS, 3.50%, 1/1/2042	56,998	53,667
Pool #MA4633, UMBS, 3.50%, 6/1/2042	940,555	883,543
Pool #MA4687, UMBS, 4.00%, 6/1/2042	1,221,346	1,176,233
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,206,337	1,213,763
Pool #FS4616, UMBS, 5.00%, 5/1/2043	2,706,544	2,724,554

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AL7729, UMBS, 4.00%, 6/1/2043	130,830	$126,652
Pool #BC8677, UMBS, 4.00%, 5/1/2046	63,687	60,620
Pool #BD6997, UMBS, 4.00%, 10/1/2046	91,114	86,728
Pool #BE3812, UMBS, 4.00%, 12/1/2046	88,888	84,609
Pool #BE7845, UMBS, 4.50%, 2/1/2047	117,294	115,221
Pool #AL8674, 5.62%, 1/1/2049	371,073	383,051
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,811,243	1,627,705
Pool #MA4807, UMBS, 5.50%, 11/1/2052	733,218	742,541
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	22,862	22,907
Pool #C91762, 4.50%, 5/1/2034	188,331	188,668
Pool #G03926, 6.00%, 2/1/2038	92,249	96,792
Pool #G05906, 6.00%, 4/1/2040	13,599	14,269
Pool #G06789, 6.00%, 5/1/2040	74,637	78,313
Pool #A92889, 4.50%, 7/1/2040	359,976	357,530
Pool #RB5167, UMBS, 3.50%, 7/1/2042	963,819	906,235
Pool #RB5188, UMBS, 4.00%, 10/1/2042	1,916,005	1,848,890
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,552,585	2,261,308
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,797,916	2,833,266
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	21,646	22,103
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $21,986,253)		21,582,010

SHORT-TERM INVESTMENT - 3.2%

Dreyfus Government Cash Management,
Institutional Shares, 3.53%[9]
(Identified Cost $8,818,021)	8,818,021	8,818,021

TOTAL INVESTMENTS - 99.6%
(Identified Cost $275,429,487)		277,057,895
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,022,580
NET ASSETS - 100%		$278,080,475

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

*Non-income producing security.

1 Amount is stated in USD unless otherwise noted.

2 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2026 was $57,848,619, which represented 20.8% of the Series’ Net Assets.

3 Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2026.

4 Security is perpetual in nature and has no stated maturity date.

5 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2026 was $2,534,854, or 0.9% of the Series’ Net Assets.

6 Floating rate security. Rate shown is the rate in effect as of April 30, 2026.

7 Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2026.

8 Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2026.

9 Rate shown is the current yield as of April 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend®  Conservative Term Series

April 30, 2026 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $275,429,487) (Note 2)	$277,057,895
Cash	6,020
Foreign currency, at value (identified cost $47)	50
Interest receivable	2,004,900
Receivable for securities sold	1,762,418
Receivable for fund shares sold	770,466
Foreign tax reclaims receivable	61,022
Dividends receivable	48,988
Prepaid expenses	16,937

TOTAL ASSETS	281,728,696

LIABILITIES:

Accrued management fees[1]	86,667
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	80,371
Accrued sub-transfer agent fees[1]	74,438
Accrued fund accounting and administration fees[1]	33,744
Directors’ fees payable[1]	4,953
Accrued Chief Compliance Officer service fees[1]	3,131
Payable for securities purchased	3,163,092
Payable for fund shares repurchased	108,207
Other payables and accrued expenses	93,618

TOTAL LIABILITIES	3,648,221

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$278,080,475

NET ASSETS CONSIST OF:

Capital stock	$206,420
Additional paid-in-capital	268,740,595
Total distributable earnings (loss)	9,133,460

TOTAL NET ASSETS	$278,080,475

1  See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend®  Conservative Term Series

April 30, 2026 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($145,973,294/10,850,193 shares)	$13.45

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($61,185,144/4,545,340 shares)	$13.46

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($12,927,641/958,485 shares)	$13.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($56,046,631/4,143,697 shares)	$13.53

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($1,947,765/144,313 shares)	$13.50

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend®  Conservative Term Series

For the Six Months Ended April 30, 2026 (unaudited)

INVESTMENT INCOME:

Interest	$4,813,102
Dividends (net of foreign taxes withheld, $8,524)	372,342

Total Investment Income	5,185,444

EXPENSES:

Management fees (Note 3)	568,827
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	285,218
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	188,205
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	32,462
Sub-transfer agent fees (Note 3)	119,063
Fund accounting and administration fees (Note 3)	53,129
Directors’ fees (Note 3)	17,943
Chief Compliance Officer service fees (Note 3)	4,468
Custodian fees	8,344
Miscellaneous	162,440

Total Expenses	1,440,099
Less reduction of expenses (Note 3)	(21,453)

Net Expenses	1,418,646

NET INVESTMENT INCOME	3,766,798

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	6,068,447
Foreign currency and translation of other assets and liabilities	(2,953)
6,065,494
Net change in unrealized appreciation (depreciation) on-
Investments in securities	(6,680,927)
Foreign currency and translation of other assets and liabilities	(1,145)
(6,682,072)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(616,578)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,150,220

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend®  Conservative Term Series

	FOR THE SIX MONTHS ENDED 4/30/26 (UNAUDITED)	FOR THE YEAR ENDED 10/31/25
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,766,798	$8,908,905
Net realized gain (loss) on investments and foreign currency	6,065,494	6,488,420
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(6,682,072)	4,237,070

Net increase (decrease) from operations	3,150,220	19,634,395

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(4,716,963)	(5,785,683)
Class I.	(2,106,839)	(2,508,355)
Class R	(372,788)	(427,912)
Class L	(1,375,052)	(1,468,644)
Class W	(72,783)	(72,152)

Total distributions to shareholders	(8,644,425)	(10,262,746)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(12,167,729)	(46,414,909)

Net increase (decrease) in net assets	(17,661,934)	(37,043,260)

NET ASSETS:

Beginning of period	295,742,409	332,785,669

End of period	$278,080,475	$295,742,409

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Conservative Term Series - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/26 (UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.72		$13.30	$12.16	$12.11	$14.61	$14.47
Income (loss) from investment operations:
Net investment income[1]	0.18		0.39	0.40	0.34	0.16	0.17
Net realized and unrealized gain (loss) on investments	(0.03)		0.46	1.09	0.09	(1.94)	1.34
Total from investment operations	0.15		0.85	1.49	0.43	(1.78)	1.51
Less distributions to shareholders:
From net investment income	(0.42)		(0.43)	(0.35)	(0.20)	(0.08)	(0.19)
From net realized gain on investments	—		—	—	(0.18)	(0.64)	(1.18)
Total distributions to shareholders	(0.42)		(0.43)	(0.35)	(0.38)	(0.72)	(1.37)
Net asset value - End of period	$13.45		$13.72	$13.30	$12.16	$12.11	$14.61
Net assets - End of period (000’s omitted)	$145,973		$157,397	$181,829	$189,940	$218,606	$291,698
Total return[2]	1.11%		6.56%	12.39%	3.49%	(12.77% )	10.99%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%	[3]	0.90% [4]	0.90% [5]	0.90%	0.88%	0.87%
Net investment income	2.75%	[3]	2.91%	3.12%	2.74%	1.23%	1.15%
Series portfolio turnover	48%		48%	59%	59%	79%	73%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%	[3]	N/A	N/A	0.03%	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Includes recoupment of past waived and/or reimbursed fees with no impact to the expense ratio.

5 Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have been 0.88%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Conservative Term Series - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/26 (UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.75		$13.32	$12.17	$12.14	$14.95	$15.43
Income (loss) from investment operations:
Net investment income[1]	0.20		0.42	0.44	0.37	0.20	0.20
Net realized and unrealized gain (loss) on investments	(0.03)		0.47	1.08	0.09	(1.93)	1.40
Total from investment operations	0.17		0.89	1.52	0.46	(1.73)	1.60
Less distributions to shareholders:
From net investment income	(0.46)		(0.46)	(0.37)	(0.25)	(0.16)	(0.38)
From net realized gain on investments	—		—	—	(0.18)	(0.92)	(1.70)
Total distributions to shareholders	(0.46)		(0.46)	(0.37)	(0.43)	(1.08)	(2.08)
Net asset value - End of period	$13.46		$13.75	$13.32	$12.17	$12.14	$14.95
Net assets - End of period (000’s omitted)	$61,185		$64,074	$73,614	$68,157	$85,498	$115,216
Total return[2]	1.23%		6.90%	12.65%	3.73%	(12.50% )	11.16%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[3]	0.65%	0.65% [4]	0.65%	0.63%	0.62%
Net investment income	3.00%	[3]	3.16%	3.37%	2.98%	1.48%	1.40%
Series portfolio turnover	48%		48%	59%	59%	79%	73%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.02%	[3]	0.00% [5]	N/A	0.02%	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have been 0.63%.

5 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Conservative Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/26 (UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.75	$13.32	$12.18	$12.13	$15.05	$15.63
Income (loss) from investment operations:
Net investment income[1]	0.17	0.36	0.38	0.31	0.14	0.14
Net realized and unrealized gain (loss) on investments	(0.04)	0.47	1.09	0.08	(1.95)	1.44
Total from investment operations	0.13	0.83	1.47	0.39	(1.81)	1.58
Less distributions to shareholders:
From net investment income	(0.39)	(0.40)	(0.33)	(0.16)	(0.12)	(0.35)
From net realized gain on investments	—	—	—	(0.18)	(0.99)	(1.81)
Total distributions to shareholders	(0.39)	(0.40)	(0.33)	(0.34)	(1.11)	(2.16)
Net asset value - End of period	$13.49	$13.75	$13.32	$12.18	$12.13	$15.05
Net assets - End of period (000’s omitted)	$12,928	$13,129	$14,382	$14,923	$18,808	$23,527
Total return[2]	0.99%	6.38%	12.25%	3.17%	(12.93% )	10.81%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.12% [3]	1.10%	1.10%	1.12%	1.08%	1.05%
Net investment income	2.52% [3]	2.71%	2.92%	2.51%	1.03%	0.96%
Series portfolio turnover	48%	48%	59%	59%	79%	73%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Conservative Term Series - Class L

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/26 (UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.75	$13.31	$12.21	$12.12	$15.07	$15.64
Income (loss) from investment operations:
Net investment income[1]	0.14	0.29	0.31	0.25	0.08	0.06
Net realized and unrealized gain (loss) on investments	(0.04)	0.48	1.09	0.09	(1.97)	1.45
Total from investment operations	0.10	0.77	1.40	0.34	(1.89)	1.51
Less distributions to shareholders:
From net investment income	(0.32)	(0.33)	(0.30)	(0.07)	(0.08)	(0.26)
From net realized gain on investments	—	—	—	(0.18)	(0.98)	(1.82)
Total distributions to shareholders	(0.32)	(0.33)	(0.30)	(0.25)	(1.06)	(2.08)
Net asset value - End of period	$13.53	$13.75	$13.31	$12.21	$12.12	$15.07
Net assets - End of period (000’s omitted)	$56,047	$59,224	$61,116	$65,223	$73,165	$94,971
Total return[2]	0.77%	5.87%	11.55%	2.71%	(13.44% )	10.26%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.63% [3]	1.62%	1.61%	1.63%	1.59%	1.58%
Net investment income	2.01% [3]	2.19%	2.41%	2.00%	0.52%	0.44%
Series portfolio turnover	48%	48%	59%	59%	79%	73%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Conservative Term Series - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/26 (UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.82		$13.38	$12.19	$12.18	$14.64	$14.52
Income (loss) from investment operations:
Net investment income[1]	0.24		0.49	0.51	0.44	0.27	0.28
Net realized and unrealized gain (loss) on investments	(0.04)		0.48	1.08	0.09	(1.94)	1.35
Total from investment operations	0.20		0.97	1.59	0.53	(1.67)	1.63
Less distributions to shareholders:
From net investment income	(0.52)		(0.53)	(0.40)	(0.34)	(0.15)	(0.33)
From net realized gain on investments	—		—	—	(0.18)	(0.64)	(1.18)
Total distributions to shareholders	(0.52)		(0.53)	(0.40)	(0.52)	(0.79)	(1.51)
Net asset value - End of period	$13.50		$13.82	$13.38	$12.19	$12.18	$14.64
Net assets - End of period (000’s omitted)	$1,948		$1,919	$1,845	$1,633	$1,623	$1,985
Total return[2]	1.51%		7.46%	13.29%	4.32%	(12.07% )	11.84%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	3.55%	[3]	3.71%	3.92%	3.55%	2.03%	1.92%
Series portfolio turnover	48%		48%	59%	59%	79%	73%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.47%	[3]	0.46%	0.46%	0.47%	0.44%	0.42%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 42.3%

Communication Services - 4.3%
Entertainment - 0.6%
Spotify Technology S.A.*	3,919	$1,750,030
Interactive Media & Services - 3.7%
Alphabet, Inc. - Class A	11,793	4,537,946
Meta Platforms, Inc. - Class A	7,235	4,427,169
Tencent Holdings Ltd. - ADR (China)	15,501	945,871
		9,910,986
Total Communication Services		11,661,016
Consumer Discretionary - 4.3%
Broadline Retail - 2.7%
Amazon.com, Inc.*	20,578	5,454,405
MercadoLibre, Inc. (Brazil)*	1,059	1,898,395
		7,352,800
Hotels, Restaurants & Leisure - 0.4%
Booking Holdings, Inc.	5,850	984,906

Household Durables - 0.5%
Persimmon plc - ADR (United Kingdom)	45,554	1,316,055

Specialty Retail - 0.7%
The TJX Companies, Inc.	12,840	2,012,670
Total Consumer Discretionary		11,666,431

Financials - 7.3%
Banks - 1.0%
NU Holdings Ltd. - Class A (Brazil)*	186,052	2,694,033
Capital Markets - 2.4%
BlackRock, Inc.	2,113	2,251,613
Deutsche Boerse AG - ADR (Germany)	34,812	1,067,162
Intercontinental Exchange, Inc.	6,149	972,095
Moody’s Corp.	2,347	1,083,962
Nasdaq, Inc.	11,864	1,090,420
		6,465,252
Financial Services - 3.1%
Mastercard, Inc. - Class A	9,162	4,607,753
Visa, Inc. - Class A	11,838	3,904,646
		8,512,399
Insurance - 0.8%
Admiral Group plc - ADR (United Kingdom)	23,981	1,125,189
First American Financial Corp.	15,933	1,117,381
		2,242,570
Total Financials		19,914,254

Health Care - 4.5%
Biotechnology - 0.7%
Vertex Pharmaceuticals, Inc.*	4,520	1,931,758

Health Care Equipment & Supplies - 0.6%
The Cooper Companies, Inc.*	26,907	1,692,450

Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	2,381	459,247
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Cencora, Inc.	1,500	$462,015
Elevance Health, Inc.	7,620	2,868,320
McKesson Corp.	568	463,034
Molina Healthcare, Inc.*	8,677	1,688,718
UnitedHealth Group, Inc.	4,587	1,699,392
		7,640,726
Pharmaceuticals - 0.4%
Sanofi S.A. - ADR	21,230	988,893
Total Health Care		12,253,827

Industrials - 5.8%
Aerospace & Defense - 1.0%
BAE Systems plc - ADR (United Kingdom)	12,294	1,372,748
HEICO Corp. - Class A	6,683	1,396,881
		2,769,629
Air Freight & Logistics - 1.9%
Deutsche Post AG - ADR (Germany)	39,510	1,168,903
United Parcel Service, Inc. - Class B	36,235	3,942,368
		5,111,271
Commercial Services & Supplies - 0.6%
Rollins, Inc.	27,717	1,544,669

Ground Transportation - 0.2%
Knight-Swift Transportation Holdings, Inc.	8,260	536,074

Professional Services - 1.4%
Experian plc - ADR	57,877	2,118,298
TransUnion	24,349	1,728,779
		3,847,077
Trading Companies & Distributors - 0.7%
IMCD N.V. - ADR (Netherlands)	15,069	894,345
MonotaRO Co. Ltd. - ADR (Japan)	77,906	913,448
		1,807,793
Total Industrials		15,616,513

Information Technology - 11.8%
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	7,381	1,087,000
Halma plc - ADR (United Kingdom)	8,388	1,006,895
		2,093,895
Semiconductors & Semiconductor Equipment - 6.9%
Applied Materials, Inc.	5,217	2,058,054
ASML Holding N.V. (Netherlands)	1,361	1,958,465
Lam Research Corp.	6,789	1,750,612
NVIDIA Corp.	36,016	7,187,713
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	11,463	4,540,036

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. - ADR (Japan)	7,970	$1,197,891
		18,692,771
Software - 4.1%
Bentley Systems, Inc. - Class B	28,710	936,520
Cadence Design Systems, Inc.*	3,105	1,023,377
Microsoft Corp.	18,499	7,543,522
ServiceNow, Inc.*	20,546	1,814,418
		11,317,837
Total Information Technology		32,104,503

Materials - 2.4%
Chemicals - 1.2%
Air Liquide S.A. - ADR (France)	50,485	2,176,408
The Sherwin-Williams Co.	3,160	1,016,288
		3,192,696
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	156,299	1,489,529

Paper & Forest Products - 0.7%
West Fraser Timber Co. Ltd. (Canada)	30,715	1,944,567
Total Materials		6,626,792

Real Estate - 1.5%
Real Estate Management & Development - 0.8%
CBRE Group, Inc. - Class A*	15,092	2,154,081

Specialized REITs - 0.7%
Weyerhaeuser Co.	81,204	1,991,122
Total Real Estate		4,145,203

Utilities - 0.4%
Water Utilities - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	29,046	976,817
TOTAL COMMON STOCKS (Identified Cost $100,813,918)		114,965,356

CORPORATE BONDS - 14.6%

Non-Convertible Corporate Bonds- 14.6%
Communication Services - 0.7%
Interactive Media & Services - 0.5%
Meta Platforms, Inc., 5.25%, 5/15/2036	1,440,000	1,435,960

Media - 0.2%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	395,078

Total Communication Services		1,831,038
Consumer Discretionary - 1.1%
Diversified Consumer Services - 0.6%
Cornell Univ., 4.169%, 6/15/2030	1,570,000	1,559,598
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure - 0.2%
Airbnb, Inc., 4.65%, 3/16/2031	720,000	$718,881

Household Durables - 0.3%
DR Horton, Inc., 4.85%, 10/15/2030	780,000	786,960
Total Consumer Discretionary		3,065,439

Consumer Staples - 0.3%
Beverages - 0.3%
Becle S.A.B. de C.V. (Mexico), 2.50%, 10/14/2031[2]	870,000	748,378

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cameron LNG LLC, 3.302%, 1/15/20352	900,000	784,844
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,290,000	1,411,354
Energy Transfer LP
6.50%, 2/1/2042	1,350,000	1,407,564
6.30%, 1/15/2056	780,000	773,331
Total Energy		4,377,093

Financials - 6.0%
Banks - 3.0%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	1,470,000	1,333,151
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.503%, 9/11/2031[3]	1,130,000	1,118,145
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[3]	790,000	782,943
Huntington Bancshares, Inc., 2.55%, 2/4/2030	390,000	361,315
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	1,540,000	1,535,185
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[3]	1,160,000	1,147,314
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	1,300,000	1,309,786
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	480,000	454,928
		8,042,767
Capital Markets - 1.1%
Blackstone Private Credit Fund, 5.95%, 5/15/2031	720,000	708,211

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,3,4]	500,000	$496,970
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	325,000	328,054
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,470,000	1,503,864
		3,037,099
Consumer Finance - 0.6%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	1,640,000	1,731,742

Diversified Financial Services - 0.3%
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	790,000	776,718

Financial Services - 0.7%
Apollo Global Management, Inc.
5.15%, 8/12/2035	790,000	768,272
5.70%, 3/30/2036	690,000	692,275
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	239,407
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[5]	250,000	221,485
		1,921,439
Insurance - 0.3%
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	860,000	900,387

Total Financials		16,410,152

Industrials - 0.7%
Construction Materials - 0.3%
Eagle Materials, Inc., 5.00%, 3/15/2036	790,000	757,947
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,020,000	982,678

Total Industrials		1,740,625

Information Technology - 0.4%
Software - 0.4%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	1,070,000	1,048,109

Materials - 0.9%
Metals & Mining - 0.9%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	1,150,000	1,141,397
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,232,305	$1,222,855

Total Materials		2,364,252

Real Estate - 1.5%
Industrial REITs - 0.2%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	488,118

Retail REITs - 0.0%##
Simon Property Group LP, 2.65%, 2/1/2032	152,000	135,929

Specialized REITs - 1.3%
Safehold GL Holdings LLC
2.85%, 1/15/2032	595,000	532,577
6.10%, 4/1/2034	885,000	931,638
SBA Tower Trust
6.599%, 1/15/2028[2]	1,270,000	1,289,881
4.831%, 10/15/2029[2]	710,000	712,019
		3,466,115
Total Real Estate		4,090,162

Utilities - 1.4%
Electric Utilities - 0.7%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	880,000	926,270
Duke Energy Florida LLC, 6.40%, 6/15/2038	1,020,000	1,114,461
		2,040,731
Independent Power and Renewable Electricity Producers - 0.7%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	1,780,000	1,856,060

Total Utilities		3,896,791

TOTAL CORPORATE BONDS (Identified Cost $39,525,832)		39,572,039

U.S. TREASURY SECURITIES - 19.9%

U.S. Treasury Bonds - 11.6%
U.S. Treasury Bond
2.375%, 2/15/2042	12,939,000	9,362,580
3.00%, 5/15/2047	13,100,000	9,638,734
3.625%, 2/15/2053	11,636,000	9,217,894
U.S. Treasury Inflation Indexed Bonds
2.125%, 2/15/2041	1,787,692	1,740,206
2.375%, 2/15/2055	1,817,496	1,687,218

Total U.S. Treasury Bonds (Identified Cost $33,389,137)		31,646,632

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 8.3%
U.S. Treasury Note
1.375%, 11/15/2031	4,153,000	$3,595,914
4.125%, 11/15/2032	12,810,000	12,768,968
4.50%, 11/15/2033	6,101,000	6,199,664

Total U.S. Treasury Notes (Identified Cost $22,811,497)		22,564,546
TOTAL U.S. TREASURY SECURITIES (Identified Cost $56,200,634)		54,211,178

ASSET-BACKED SECURITIES - 6.9%

Capital Street Master Trust, Series 2026- 1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 0%, 5/16/2030[2,6]	900,000	900,027
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	534,139	540,655
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	902,097	750,871
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	615,000	635,305
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	355,814	328,409
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,600,000	1,585,356
ECMC Group Student Loan Trust, Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.695%, 11/25/2074[2,6]	1,100,436	1,106,728
FIP Master Funding LLC, Series 2026- 1A, Class A1, 4.90%, 3/15/2056[2]	1,009,719	997,038
FNA 9 LLC, Series 2026-1, Class A, 5.509%, 4/16/2046[2,7]	650,000	649,530
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	715,902	599,838
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	663,483	655,329
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,924,919
LEDN Issuer Trust, Series 2026-1A, Class A, 6.748%, 2/25/2041 (Acquired 02/18/2026, cost $1,179,983)[5]	1,180,000	1,181,731
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[2]	670,544	670,337
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.460%, 3/26/2040[2,6]	99,260	98,269
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	162,067	163,616
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	829,047	804,759
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Oxford Finance Funding LLC (continued)
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,549,604	$1,563,086
PEAR LLC
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	587,568	598,383
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	271,785	273,664
RAM LLC, Series 2026-1, 5.463%, 6/15/2046	510,000	510,000
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.410%, 5/26/2026[6]	1,481,954	1,452,244
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.693%, 3/15/2056[2]	935,000	914,210

TOTAL ASSET-BACKED SECURITIES (Identified Cost $19,155,214)		18,904,304

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	977,488	965,874
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.400%), 5.055%, 2/15/2043[2,6]	750,000	750,373
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	16,881	16,044
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	544,133	448,692
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,7]	97,433	90,799
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,7]	239,420	218,551
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	209,350	187,848
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	121,788	107,336
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	38,224	36,042
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,7]	682,741	611,394
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	2,147	2,137
Series 2021-69, Class WJ, 1.50%, 10/25/2050	723,981	630,761
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,645,018	1,460,286
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	132,588	124,207

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.512%, 12/25/2051[2,6]	979,986	$914,576
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	717,664	641,069
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	726,153	649,096
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	794,957	682,800
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	30,076	29,767
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	9,426	8,491
JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A3, 3.685%, 1/25/2063[2,7]	1,195,403	1,071,269
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	169,625	163,137
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	183,820	178,458
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	217,109	206,251
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	553,232	555,233
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.654%, 7/25/2029 (Acquired 07/24/2023, cost $131,116)[5,6]	131,114	131,103
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	706,359	661,707
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	887,914	765,375
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	1,603,112	1,317,531
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]	1,010,381	832,763
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	167,128	145,156
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	322,841	293,495
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	114,014	103,620
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	151,922	138,303
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,7]	61,275	55,370
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,7]	58,365	52,810
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[2,6]	884,317	442,469
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		89,727	$85,698
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.769%, 10/25/2048[2,6]		103,708	103,815
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		70,213	65,987
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,847,632)			15,945,693

FOREIGN GOVERNMENT BONDS - 0.4%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]		1,005,000	1,012,742
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	59,538
TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,088,198)			1,072,280

MUNICIPAL BONDS - 0.7%
Metropolitan Government of Nashville & Davidson County, Public Impt., G.O. Bond, 5.707%, 7/1/2034		440,000	453,504
Oregon Local Governments, Various Purposes Impt., G.O. Bond, BAM, 6.095%, 6/1/2028		489,948	500,026
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		955,000	908,730

TOTAL MUNICIPAL BONDS (Identified Cost $1,915,150)			1,862,260

U.S. GOVERNMENT AGENCIES - 5.4%

Mortgage-Backed Securities - 5.4%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		181,391	179,696
Pool #MA1834, UMBS, 4.50%, 2/1/2034		152,933	153,041
Pool #MA1903, UMBS, 4.50%, 5/1/2034		102,278	102,348
Pool #889576, UMBS, 6.00%, 4/1/2038		113,388	118,827
Pool #MA3412, UMBS, 3.50%, 7/1/2038		195,884	187,828
Pool #995196, UMBS, 6.00%, 7/1/2038		229,470	239,779
Pool #AD0207, UMBS, 6.00%, 10/1/2038		40,637	42,587

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0220, UMBS, 6.00%, 10/1/2038	12,646	$13,214
Pool #MA0258, UMBS, 4.50%, 12/1/2039	207,638	206,133
Pool #AL1595, UMBS, 6.00%, 1/1/2040	145,716	152,705
Pool #AL0152, UMBS, 6.00%, 6/1/2040	223,772	234,506
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,527,720	1,382,003
Pool #MA4687, UMBS, 4.00%, 6/1/2042	1,587,750	1,529,103
Pool #AL7068, UMBS, 4.50%, 9/1/2042	68,668	68,170
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,809,506	1,820,645
Pool #AX5234, UMBS, 4.50%, 11/1/2044	271,476	267,668
Pool #BD1381, UMBS, 3.50%, 6/1/2046	32,202	29,836
Pool #BE7845, UMBS, 4.50%, 2/1/2047	52,357	51,432
Pool #AL8674, 5.62%, 1/1/2049	553,468	571,333
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,627,494	1,462,575
Pool #FS2696, UMBS, 3.00%, 12/1/2051	1,152,433	1,022,281
Pool #MA4807, UMBS, 5.50%, 11/1/2052	895,372	906,756
Pool #MA4868, UMBS, 5.00%, 1/1/2053	985,164	978,006
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	144,236	144,494
Pool #C91771, 4.50%, 6/1/2034	3,162	3,167
Pool #C91780, 4.50%, 7/1/2034	3,739	3,746
Pool #G03781, 6.00%, 1/1/2038	37,256	39,091
Pool #G03926, 6.00%, 2/1/2038	59,392	62,317
Pool #G05900, 6.00%, 3/1/2040	33,399	35,044
Pool #G05906, 6.00%, 4/1/2040	31,613	33,169
Pool #A92889, 4.50%, 7/1/2040	413,050	410,244
Pool #G08772, 4.50%, 7/1/2047	45,355	44,455
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	92,322	85,296
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,185,355	2,212,965
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $15,175,808)		14,794,460
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 4.0%

Dreyfus Government Cash Management, Institutional Shares, 3.53%[9]
(Identified Cost $10,984,606)	10,984,606	$10,984,606

TOTAL INVESTMENTS - 100.1% (Identified Cost $262,706,992)		272,312,176
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(400,556)
NET ASSETS - 100%		$271,911,620

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

*Non-income producing security.

## Less than 0.1%.

1 Amount is stated in USD unless otherwise noted.

2 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2026 was $41,021,251, which represented 15.1% of the Series’ Net Assets.

3 Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2026.

4 Security is perpetual in nature and has no stated maturity date.

5 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2026 was $1,534,319, or 0.6% of the Series’ Net Assets.

6 Floating rate security. Rate shown is the rate in effect as of April 30, 2026.

7 Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2026.

8 Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2026.

9 Rate shown is the current yield as of April 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend®  Moderate Term Series

April 30, 2026 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $262,706,992) (Note 2)	$272,312,176
Cash	5,136
Foreign currency, at value (identified cost $345)	351
Interest receivable	1,403,628
Receivable for securities sold	1,208,697
Foreign tax reclaims receivable	134,846
Dividends receivable	91,030
Receivable for fund shares sold	36,588
Prepaid expenses	14,154

TOTAL ASSETS	275,206,606

LIABILITIES:

Accrued management fees[1]	130,305
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	82,850
Accrued sub-transfer agent fees[1]	57,301
Accrued fund accounting and administration fees[1]	35,518
Directors’ fees payable[1]	4,763
Accrued Chief Compliance Officer service fees[1]	3,132
Payable for securities purchased	2,615,712
Payable for fund shares repurchased	266,667
Other payables and accrued expenses	98,738

TOTAL LIABILITIES	3,294,986

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$271,911,620

NET ASSETS CONSIST OF:

Capital stock	$186,922
Additional paid-in-capital	248,104,205
Total distributable earnings (loss)	23,620,493

TOTAL NET ASSETS	$271,911,620

1  See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend®  Moderate Term Series

April 30, 2026 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($117,074,067/8,078,765 shares)	$14.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($73,182,372/5,025,540 shares)	$14.56

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($19,263,589/1,321,442 shares)	$14.58

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($62,391,199/4,266,405 shares)	$14.62

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($393/27 shares)	$14.71[1]

1  The net asset value of Class W Shares was calculated using unrounded net assets of $393.49 divided by the unrounded shares outstanding of 26.752.

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend®  Moderate Term Series

For the Six Months Ended April 30, 2026 (unaudited)

INVESTMENT INCOME:

Interest	$3,462,443
Dividends (net of foreign taxes withheld, $19,278)	613,766

Total Investment Income	4,076,209

EXPENSES:

Management fees (Note 3)	849,297
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	325,921
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	153,505
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	50,582
Sub-transfer agent fees (Note 3)	91,215
Fund accounting and administration fees (Note 3)	54,410
Directors’ fees (Note 3)	17,830
Chief Compliance Officer service fees (Note 3)	4,469
Custodian fees	8,286
Recoupment of past waived and/or reimbursed fees (Note 3)	0 [1]
Miscellaneous	178,019

Total Expenses	1,733,534
Less reduction of expenses (Note 3)	(17,077)

Net Expenses	1,716,457

NET INVESTMENT INCOME	2,359,752

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	12,916,981
Foreign currency and translation of other assets and liabilities	(4,249)

12,912,732
Net change in unrealized appreciation (depreciation) on-
Investments in securities	(10,772,686)
Foreign currency and translation of other assets and liabilities	15

(10,772,671)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	2,140,061

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,499,813

1  Less than $1.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend®  Moderate Term Series

	FOR THE SIX MONTHS ENDED 4/30/26 (UNAUDITED)	FOR THE YEAR ENDED 10/31/25

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,359,752	$6,047,098
Net realized gain (loss) on investments and foreign currency	12,912,732	12,162,954
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(10,772,671)	3,036,673

Net increase (decrease) from operations	4,499,813	21,246,725

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(7,000,286)	(6,034,865)
Class I	(4,397,723)	(3,956,561)
Class R	(1,106,119)	(876,556)
Class L	(3,166,765)	(2,686,254)
Class W	(22)	(5,597)
Total distributions to shareholders	(15,670,915)	(13,559,833)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(16,609,821)	(36,601,832)

Net increase (decrease) in net assets	(27,780,923)	(28,914,940)

NET ASSETS:

Beginning of period	299,692,543	328,607,483

End of period	$271,911,620	$299,692,543

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Moderate Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.09	$14.69	$12.80	$12.47	$15.88	$14.57
Income (loss) from investment operations:
Net investment income[1]	0.13	0.30	0.33	0.27	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.10	0.74	1.82	0.24	(2.56)	2.13
Total from investment operations	0.23	1.04	2.15	0.51	(2.43)	2.22
Less distributions to shareholders:
From net investment income	(0.30)	(0.34)	(0.26)	(0.17)	(0.05)	(0.07)
From net realized gain on investments	(0.53)	(0.30)	—	(0.01)	(0.93)	(0.84)
Total distributions to shareholders	(0.83)	(0.64)	(0.26)	(0.18)	(0.98)	(0.91)
Net asset value - End of period	$14.49	$15.09	$14.69	$12.80	$12.47	$15.88
Net assets - End of period (000’s omitted)	$117,074	$131,222	$141,534	$140,872	$186,398	$244,965
Total return[2]	1.61%	7.30%	16.95%	4.05%	(16.27% )	15.78%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.09% [3]	1.07%	1.06% [4]	1.10%	1.07%	1.05%
Net investment income	1.79% [3]	2.09%	2.31%	2.06%	0.94%	0.59%
Series portfolio turnover	41%	70%	59%	56%	69%	74%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	0.00% [5]	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

5 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Moderate Term Series - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.18		$14.77	$12.85	$12.53	$16.44	$15.49
Income (loss) from investment operations:
Net investment income[1]	0.15		0.34	0.36	0.30	0.16	0.12
Net realized and unrealized gain (loss) on investments	0.09		0.74	1.84	0.24	(2.58)	2.25
Total from investment operations	0.24		1.08	2.20	0.54	(2.42)	2.37
Less distributions to shareholders:
From net investment income	(0.33)		(0.37)	(0.28)	(0.21)	(0.10)	(0.16)
From net realized gain on investments	(0.53)		(0.30)	—	(0.01)	(1.39)	(1.26)
Total distributions to shareholders	(0.86)		(0.67)	(0.28)	(0.22)	(1.49)	(1.42)
Net asset value - End of period	$14.56		$15.18	$14.77	$12.85	$12.53	$16.44
Net assets - End of period (000’s omitted)	$73,182		$78,518	$88,226	$84,949	$98,235	$127,248
Total return[2]	1.67%		7.56%	17.27%	4.29%	(16.09% )	16.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[3]	0.85%	0.85%	0.85%	0.85%	0.84%
Net investment income	2.03%	[3]	2.31%	2.53%	2.32%	1.15%	0.79%
Series portfolio turnover	41%		70%	59%	56%	69%	74%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.05%	[3]	0.03%	0.01%	0.05%	0.00% [4]	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Moderate Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.16	$14.75	$12.86	$12.52	$16.35	$15.32
Income (loss) from investment operations:
Net investment income[1]	0.11	0.27	0.30	0.25	0.11	0.06
Net realized and unrealized gain (loss) on investments	0.11	0.74	1.84	0.23	(2.58)	2.23
Total from investment operations	0.22	1.01	2.14	0.48	(2.47)	2.29
Less distributions to shareholders:
From net investment income	(0.27)	(0.30)	(0.25)	(0.13)	(0.07)	(0.10)
From net realized gain on investments	(0.53)	(0.30)	—	(0.01)	(1.29)	(1.16)
Total distributions to shareholders	(0.80)	(0.60)	(0.25)	(0.14)	(1.36)	(1.26)
Net asset value - End of period	$14.58	$15.16	$14.75	$12.86	$12.52	$16.35
Net assets - End of period (000’s omitted)	$19,264	$21,151	$21,876	$20,749	$21,692	$28,121
Total return[2]	1.50%	7.08%	16.75%	3.77%	(16.43% )	15.62%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.32% [3]	1.31%	1.28%	1.30%	1.26%	1.26% [4]
Net investment income	1.56% [3]	1.85%	2.09%	1.87%	0.74%	0.39%
Series portfolio turnover	41%	70%	59%	56%	69%	74%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3 Annualized.

4 Includes recoupment of past waived and/or reimbursed fees. Without recoupment the expense ratio would have been 1.25%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Moderate Term Series - Class L

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.16	$14.74	$12.88	$12.50	$16.44	$15.49
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	0.20	0.22	0.18	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	0.09	0.74	1.84	0.23	(2.57)	2.23
Total from investment operations	0.17	0.94	2.06	0.41	(2.54)	2.22
Less distributions to shareholders:
From net investment income	(0.18)	(0.22)	(0.20)	(0.02)	(0.03)	(0.03)
From net realized gain on investments	(0.53)	(0.30)	—	(0.01)	(1.37)	(1.24)
Total distributions to shareholders	(0.71)	(0.52)	(0.20)	(0.03)	(1.40)	(1.27)
Net asset value - End of period	$14.62	$15.16	$14.74	$12.88	$12.50	$16.44
Net assets - End of period (000’s omitted)	$62,391	$68,801	$76,858	$76,944	$85,200	$108,544
Total return[2]	1.18%	6.56%	16.14%	3.27%	(16.89% )	14.94%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.84% [3]	1.82%	1.81%	1.82%	1.78%	1.77%
Net investment income (loss)	1.04% [3]	1.34%	1.57%	1.35%	0.22%	(0.13% )
Series portfolio turnover	41%	70%	59%	56%	69%	74%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Moderate Term Series - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.29		$14.83	$12.87	$12.60	$15.99	$14.65
Income (loss) from investment operations:
Net investment income[1]	0.20		0.45	0.44	0.40	0.26	0.24
Net realized and unrealized gain (loss) on investments	0.10		0.74	1.85	0.25	(2.58)	2.15
Total from investment operations	0.30		1.19	2.29	0.65	(2.32)	2.39
Less distributions to shareholders:
From net investment income	(0.35)		(0.43)	(0.33)	(0.37)	(0.14)	(0.21)
From net realized gain on investments	(0.53)		(0.30)	—	(0.01)	(0.93)	(0.84)
Total distributions to shareholders	(0.88)		(0.73)	(0.33)	(0.38)	(1.07)	(1.05)
Net asset value - End of period	$14.71		$15.29	$14.83	$12.87	$12.60	$15.99
Net assets - End of period (000’s omitted)	$393	[2]	$386 [2]	$113	$97	$106	$238
Total return[3]	2.05%		8.34%	18.04%	5.10%	(15.53% )	16.98%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[4,5]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	2.70%	[4]	3.12%	3.06%	3.06%	1.82%	1.54%
Series portfolio turnover	41%		70%	59%	56%	69%	74%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.60%	[4]	0.67%	0.67%	0.67%	0.64%	0.63%

1 Calculated based on average shares outstanding during the periods.

2 Represents the whole number without rounding to the 000s.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

5 Includes recoupment of past waived and/or reimbursed fees. Without recoupment the expense ratio would have been 0.00%.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS - 56.7%

Communication Services - 5.8%
Entertainment - 0.9%
Spotify Technology S.A.*	7,623	$3,404,051
Interactive Media & Services - 4.9%
Alphabet, Inc. - Class A	22,032	8,477,914
Meta Platforms, Inc. - Class A	14,050	8,597,335
Tencent Holdings Ltd. - ADR (China)	29,789	1,817,725
		18,892,974
Total Communication Services		22,297,025
Consumer Discretionary - 5.7%
Broadline Retail - 3.6%
Amazon.com, Inc.*	39,107	10,365,701
MercadoLibre, Inc. (Brazil)*	2,076	3,721,500
		14,087,201
Hotels, Restaurants & Leisure - 0.5%
Booking Holdings, Inc.	11,225	1,889,841
Household Durables - 0.6%
Persimmon plc - ADR (United Kingdom)	82,502	2,383,483
Specialty Retail - 1.0%
The TJX Companies, Inc.	24,776	3,883,638
Total Consumer Discretionary		22,244,163
Financials - 10.0%
Banks - 1.4%
NU Holdings Ltd. - Class A (Brazil)*	366,947	5,313,392
Capital Markets - 3.2%
BlackRock, Inc.	4,052	4,317,811
Deutsche Boerse AG - ADR (Germany)	67,830	2,079,329
Intercontinental Exchange, Inc.	12,601	1,992,092
Moody’s Corp.	4,519	2,087,100
Nasdaq, Inc.	22,290	2,048,674
		12,525,006
Financial Services - 4.3%
Mastercard, Inc. - Class A	17,948	9,026,408
Visa, Inc. - Class A	23,202	7,652,948
		16,679,356
Insurance - 1.1%
Admiral Group plc - ADR (United Kingdom)	44,804	2,102,204
First American Financial Corp.	29,770	2,087,770
		4,189,974
Total Financials		38,707,728
Health Care - 6.0%
Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc.*	8,718	3,725,899
Health Care Equipment & Supplies - 0.8%
The Cooper Companies, Inc.*	52,774	3,319,484
Health Care Providers & Services - 3.7%
Cardinal Health, Inc.	4,596	886,477
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)
COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Cencora, Inc.	2,895	$891,689
Elevance Health, Inc.	14,236	5,358,715
McKesson Corp.	1,096	893,459
Molina Healthcare, Inc.*	16,212	3,155,179
UnitedHealth Group, Inc.	8,568	3,174,273
		14,359,792
Pharmaceuticals - 0.5%
Sanofi S.A. - ADR	41,147	1,916,627
Total HealthCare		23,321,802
Industrials - 7.9%
Aerospace & Defense - 1.4%
BAE Systems plc - ADR (United Kingdom)	23,715	2,648,017
HEICO Corp. - Class A	12,942	2,705,137
		5,353,154
Air Freight & Logistics - 2.5%
Deutsche Post AG - ADR (Germany)	76,246	2,255,738
United Parcel Service, Inc. - Class B	69,094	7,517,427
		9,773,165
Commercial Services & Supplies - 0.8%
Rollins, Inc.	53,270	2,968,737
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings, Inc.	15,659	1,016,269
Professional Services - 2.1%
Experian plc - ADR	112,593	4,120,904
TransUnion	55,336	3,928,856
		8,049,760
Trading Companies & Distributors - 0.9%
IMCD N.V. - ADR (Netherlands)	28,640	1,699,784
MonotaRO Co. Ltd. - ADR (Japan)	153,317	1,797,642
		3,497,426
Total Industrials		30,658,511
Information Technology - 15.5%
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp. - Class A	13,790	2,030,853
Halma plc - ADR (United Kingdom)	15,941	1,913,558
		3,944,411
Semiconductors & Semiconductor Equipment - 9.0%
Applied Materials, Inc.	9,592	3,783,948
ASML Holding N.V. (Netherlands)	2,263	3,256,434
Lam Research Corp.	12,683	3,270,438
NVIDIA Corp.	68,443	13,659,170
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	21,416	8,482,021

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. - ADR (Japan)	14,889	$2,237,817
		34,689,828
Software - 5.5%
Bentley Systems, Inc. - Class B	55,329	1,804,832
Cadence Design Systems, Inc.*	5,898	1,943,922
Microsoft Corp.	34,562	14,093,692
ServiceNow, Inc.*	39,048	3,448,329
		21,290,775
Total Information Technology		59,925,014
Materials - 3.3%
Chemicals - 1.6%
Air Liquide S.A. - ADR (France)	97,584	4,206,846
The Sherwin-Williams Co.	6,100	1,961,821
		6,168,667
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	301,292	2,871,313
Paper & Forest Products - 1.0%
West Fraser Timber Co. Ltd. (Canada)	61,153	3,871,596
Total Materials		12,911,576
Real Estate - 2.0%
Real Estate Management & Development - 1.0%
CBRE Group, Inc. - Class A*	27,483	3,922,649
Specialized REITs - 1.0%
Weyerhaeuser Co.	158,600	3,888,872
Total Real Estate		7,811,521
Utilities - 0.5%
Water Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	55,200	1,856,376

TOTAL COMMON STOCKS (Identified Cost $194,994,346)		219,733,716

CORPORATE BONDS - 10.3%

Non-Convertible Corporate Bonds- 10.3%
Communication Services - 0.5%
Interactive Media & Services - 0.4%
Meta Platforms, Inc., 5.25%, 5/15/2036	1,470,000	1,465,876
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	395,078
Total Communication Services		1,860,954

Consumer Discretionary - 0.8%
Diversified Consumer Services - 0.4%
Cornell Univ., 4.169%, 6/15/2030	1,670,000	1,658,935
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure - 0.2%
Airbnb, Inc., 4.65%, 3/16/2031	750,000	$748,835
Household Durables - 0.2%
DR Horton, Inc., 4.85%, 10/15/2030	840,000	847,495
Total Consumer Discretionary		3,255,265

Consumer Staples - 0.2%
Beverages - 0.2%
Becle S.A.B. de C.V. (Mexico), 2.50%, 10/14/2031[2]	910,000	782,786
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameron LNG LLC, 3.302%, 1/15/20352	970,000	845,888
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,150,000	1,258,184
Energy Transfer LP
6.50%, 2/1/2042	1,200,000	1,251,167
6.30%, 1/15/2056	820,000	812,989
Total Energy		4,168,228

Financials - 4.4%
Banks - 2.1%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	1,400,000	1,269,668
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.503%, 9/11/2031[3]	1,180,000	1,167,620
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[3]	830,000	822,586
Huntington Bancshares, Inc., 2.55%, 2/4/2030	400,000	370,579
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	1,620,000	1,614,935
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[3]	1,220,000	1,206,658
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	1,260,000	1,269,485
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	460,000	435,973
		8,157,504
Capital Markets - 0.9%
Blackstone Private Credit Fund, 5.95%, 5/15/2031	740,000	727,884

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,3,4]	500,000	$496,970
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/20292	550,000	555,168
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,540,000	1,575,476
		3,355,498
Consumer Finance - 0.4%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	1,580,000	1,668,385
Diversified Financial Services - 0.2%
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	830,000	816,046
Financial Services - 0.6%
Apollo Global Management, Inc.
5.15%, 8/12/2035	850,000	826,621
5.70%, 3/30/2036	680,000	682,242
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	353,906
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[5]	275,000	243,634
		2,106,403
Insurance - 0.2%
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	810,000	848,039

Total Financials		16,951,875

Industrials - 0.4%
Construction Materials - 0.2%
Eagle Materials, Inc., 5.00%, 3/15/2036	850,000	815,513
Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	890,000	857,434
Total Industrials		1,672,947

Information Technology - 0.3%
Software - 0.3%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	1,100,000	1,077,495
Materials - 0.5%
Metals & Mining - 0.5%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	1,220,000	1,210,874
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	876,092	$869,373
Total Materials		2,080,247

Real Estate - 1.1%
Industrial REITs - 0.2%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	697,312
Retail REITs - 0.0%##
Simon Property Group LP, 2.65%, 2/1/2032	190,000	169,911
Specialized REITs - 0.9%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[5]	650,000	650,120
Safehold GL Holdings LLC
2.85%, 1/15/2032	755,000	675,791
6.10%, 4/1/2034	810,000	852,686
SBA Tower Trust, 6.599%, 1/15/2028[2]	1,250,000	1,269,567
		3,448,164
Total Real Estate		4,315,387

Utilities - 1.0%
Electric Utilities - 0.5%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	800,000	842,064
Duke Energy Florida LLC, 6.40%, 6/15/2038	1,045,000	1,141,776
		1,983,840
Independent Power and Renewable Electricity Producers - 0.5%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	1,610,000	1,678,796
Total Utilities		3,662,636

TOTAL CORPORATE BONDS (Identified Cost $39,759,854)		39,827,820

U.S. TREASURY SECURITIES - 13.7%

U.S. Treasury Bonds - 8.7%
U.S. Treasury Bond
2.375%, 2/15/2042	13,370,000	9,674,448
3.00%, 5/15/2047	13,822,000	10,169,969
3.625%, 2/15/2053	13,421,000	10,631,948
U.S. Treasury Inflation Indexed Bonds
2.125%, 2/15/2041	1,775,754	1,728,585
2.375%, 2/15/2055	1,807,139	1,677,605
Total U.S. Treasury Bonds (Identified Cost $35,428,969)		33,882,555

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes - 5.0%
U.S. Treasury Note, 4.125%, 11/15/2032
(Identified Cost $19,773,240)	19,411,000	$19,348,824
TOTAL U.S. TREASURY SECURITIES (Identified Cost $55,202,209)		53,231,379

ASSET-BACKED SECURITIES - 5.7%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,786,559
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,450,000	1,458,955
Capital Street Master Trust, Series 2026-1, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 0%, 5/16/2030[2,6]	930,000	930,028
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	814,088	677,615
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	830,000	857,404
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	347,833	321,043
ECMC Group Student Loan Trust, Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.695%, 11/25/2074[2,6]	904,596	909,768
FIP Master Funding LLC, Series 2026- 1A, Class A1, 4.90%, 3/15/2056[2]	1,029,714	1,016,781
FNA 9 LLC, Series 2026-1, Class A, 5.509%, 4/16/2046[2,7]	710,000	709,487
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	861,538	850,950
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	700,000	703,657
LEDN Issuer Trust, Series 2026-1A, Class A, 6.748%, 2/25/2041 (Acquired 02/18/2026, cost $1,219,983)[5]	1,220,000	1,221,790
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.460%, 3/26/2040[2,6]	89,786	88,891
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	1,911,000
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	216,089	218,154
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	850,581	825,662
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,820,963	1,836,806
PEAR LLC
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,114,873	1,135,393

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

PEAR LLC (continued)
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	370,616	$373,178
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,249,920	1,187,629
SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.410%, 5/26/2026[6]	1,974,861	1,935,270
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.693%, 3/15/2056[2]	980,000	958,209
TOTAL ASSET-BACKED SECURITIES (Identified Cost $22,427,579)		21,914,229

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	977,488	965,874
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.400%), 5.055%, 2/15/2043[2,6]	780,000	780,388
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	16,090	15,293
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	725,510	598,256
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[2,7]	1,886,800	1,615,645
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	132,891	119,241
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	81,384	71,727
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	37,886	35,723
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,7]	1,540,646	1,379,648
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	1,651	1,644
Series 2021-69, Class WJ, 1.50%, 10/25/2050	718,543	626,023
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	946,454	964,252
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,481,198	1,314,863
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	133,957	125,490

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.512%, 12/25/2051[2,6]	997,869	$931,265
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	708,384	632,780
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	726,153	649,096
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	813,884	699,057
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	23,880	23,634
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	81,187	73,131
JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A3, 3.685%, 1/25/2063[2,7]	1,547,538	1,386,836
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	121,679	117,026
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	154,522	150,014
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	177,056	168,201
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,7]	1,183,624	1,021,088
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]	751,560	754,279
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.654%, 7/25/2029 (Acquired 07/24/2023, cost $150,982)[5,6]	150,980	150,968
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	722,245	676,589
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]	872,337	751,947
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]	1,603,112	1,317,531
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]	1,590,415	1,310,831
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	174,684	151,718
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	355,385	323,080
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	76,432	69,464
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	97,785	89,019
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[2,6]	1,103,101	551,938
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		95,149	$90,876
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.769%, 10/25/2048[2,6]		128,352	128,484
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		39,790	37,395
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $23,021,217)			20,870,314

FOREIGN GOVERNMENT BONDS - 0.4%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]		1,305,000	1,315,052
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	972,000	53,535
TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,378,925)			1,368,587

MUNICIPAL BONDS - 0.2%

Metropolitan Government of Nashville & Davidson County, Public Impt., G.O. Bond, 5.707%, 7/1/2034		345,000	355,589
Oregon Local Governments, Various Purposes Impt., G.O. Bond, BAM, 6.095%, 6/1/2028		395,020	403,146
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028		230,000	218,856
TOTAL MUNICIPAL BONDS (Identified Cost $993,930)			977,591

U.S. GOVERNMENT AGENCIES - 2.9%

Mortgage-Backed Securities - 2.9%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		112,834	111,779
Pool #MA1834, UMBS, 4.50%, 2/1/2034		181,968	182,096
Pool #MA1903, UMBS, 4.50%, 5/1/2034		72,765	72,815
Pool #889576, UMBS, 6.00%, 4/1/2038		75,570	79,195
Pool #889579, UMBS, 6.00%, 5/1/2038		61,577	64,531
Pool #MA3412, UMBS, 3.50%, 7/1/2038		195,884	187,828
Pool #995196, UMBS, 6.00%, 7/1/2038		3,469	3,625

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0207, UMBS, 6.00%, 10/1/2038	193,445	$202,725
Pool #AD0220, UMBS, 6.00%, 10/1/2038	6,128	6,404
Pool #MA0258, UMBS, 4.50%, 12/1/2039	132,375	131,415
Pool #AL1595, UMBS, 6.00%, 1/1/2040	71,015	74,422
Pool #AL0152, UMBS, 6.00%, 6/1/2040	149,139	156,293
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,518,734	1,373,873
Pool #AI5172, UMBS, 4.00%, 8/1/2041	151,471	146,634
Pool #AL1410, UMBS, 4.50%, 12/1/2041	270,861	268,440
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,292,041	2,306,150
Pool #AL7729, UMBS, 4.00%, 6/1/2043	137,186	132,806
Pool #AX5234, UMBS, 4.50%, 11/1/2044	159,104	156,872
Pool #BC6764, UMBS, 3.50%, 4/1/2046	106,687	98,850
Pool #BD6997, UMBS, 4.00%, 10/1/2046	77,106	73,395
Pool #BE7845, UMBS, 4.50%, 2/1/2047	87,970	86,416
Pool #AL8674, 5.62%, 1/1/2049	472,582	487,837
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,111,246	998,640
Pool #FS2696, UMBS, 3.00%, 12/1/2051	1,124,325	997,347
Pool #MA4807, UMBS, 5.50%, 11/1/2052	853,071	863,917
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	96,800	96,973
Pool #C91771, 4.50%, 6/1/2034	115,350	115,561
Pool #C91780, 4.50%, 7/1/2034	134,837	135,085
Pool #G03926, 6.00%, 2/1/2038	29,696	31,158
Pool #G05906, 6.00%, 4/1/2040	29,181	30,618
Pool #SD8044, UMBS, 3.00%, 2/1/2050	1,950,932	1,728,311
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $11,894,306)		11,402,011
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 4.8%

Dreyfus Government Cash Management, Institutional Shares, 3.53%[9]
(Identified Cost $18,530,092)	18,530,092	$18,530,092

TOTAL INVESTMENTS - 100.1% (Identified Cost $368,202,458)		387,855,739
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(241,486)
NET ASSETS - 100%		$387,614,253

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

Impt. - Improvement

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

*Non-income producing security.

## Less than 0.1%.

1 Amount is stated in USD unless otherwise noted.

2 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2026 was $48,535,293, which represented 12.5% of the Series’ Net Assets.

3 Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2026.

4 Security is perpetual in nature and has no stated maturity date.

5 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2026 was $2,266,512, or 0.6% of the Series’ Net Assets.

6 Floating rate security. Rate shown is the rate in effect as of April 30, 2026.

7 Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2026.

8 Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of April 30, 2026.

9 Rate shown is the current yield as of April 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend®  Extended Term Series

April 30, 2026 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $368,202,458) (Note 2)	$387,855,739
Foreign currency, at value (identified cost $346)	349
Receivable for securities sold	1,410,663
Interest receivable	1,365,711
Receivable for fund shares sold	638,166
Foreign tax reclaims receivable	268,232
Dividends receivable	145,754
Prepaid expenses	14,152

TOTAL ASSETS	391,698,766

LIABILITIES:

Due to custodian	23,025
Accrued management fees[1]	190,555
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	117,205
Accrued sub-transfer agent fees[1]	43,799
Accrued fund accounting and administration fees[1]	40,360
Directors’ fees payable[1]	10,187
Accrued Chief Compliance Officer service fees[1]	3,131
Payable for securities purchased	2,735,260
Payable for fund shares repurchased	785,433
Distributions payable	3,065
Other payables and accrued expense	132,493

TOTAL LIABILITIES	4,084,513

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$387,614,253

NET ASSETS CONSIST OF:

Capital stock	$200,991
Additional paid-in-capital	342,647,105
Total distributable earnings (loss)	44,766,157

TOTAL NET ASSETS	$387,614,253

1  See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend®  Extended Term Series

April 30, 2026 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($206,889,831/10,751,034 shares)	$19.24

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($70,513,868/3,652,502 shares)	$19.31

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($39,755,419/2,056,208 shares)	$19.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($70,312,282/3,631,996 shares)	$19.36

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($142,853/7,339 shares)	$19.46

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend®  Extended Term Series

For the Six Months Ended April 30, 2026 (unaudited)

INVESTMENT INCOME:

Interest	$3,725,951
Dividends (net of foreign taxes withheld, $35,965)	1,114,879

Total Investment Income	4,840,830

EXPENSES:

Management fees (Note 3)	1,240,114
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	377,966
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	279,317
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	104,667
Sub-transfer agent fees (Note 3)	76,775
Fund accounting and administration fees (Note 3)	60,978
Directors’ fees (Note 3)	28,361
Chief Compliance Officer service fees (Note 3)	4,469
Transfer agent fees	129,014
Custodian fees	12,127
Miscellaneous	128,162

Total Expenses	2,441,950
Less reduction of expenses (Note 3)	(475)

Net Expenses	2,441,475

NET INVESTMENT INCOME	2,399,355

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	24,070,123
Foreign currency and translation of other assets and liabilities	(4,470)

24,065,653
Net change in unrealized appreciation (depreciation) on-
Investments in securities	(17,743,497)
Foreign currency and translation of other assets and liabilities	890
(17,742,607)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	6,323,046

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,722,401

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend®  Extended Term Series

	FOR THE SIX MONTHS ENDED 4/30/26 (UNAUDITED)	FOR THE YEAR ENDED 10/31/25
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,399,355	$8,300,408
Net realized gain (loss) on investments and foreign currency	24,065,653	40,625,183
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(17,742,607)	(10,239,301)

Net increase (decrease) from operations	8,722,401	38,686,290

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(21,907,512)	(10,987,347)
Class I	(7,171,504)	(5,879,471)
Class R	(3,877,379)	(1,753,493)
Class L	(6,696,309)	(2,896,911)
Class W	(14,408)	(6,428)

Total distributions to shareholders	(39,667,112)	(21,523,650)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(31,611,295)	(123,348,293)

Net increase (decrease) in net assets	(62,556,006)	(106,185,653)

NET ASSETS:

Beginning of period	450,170,259	556,355,912

End of period	$387,614,253	$450,170,259

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Extended Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/26 (UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.77	$20.08	$17.03	$16.90	$21.76	$19.12
Income (loss) from investment operations:
Net investment income[1]	0.12	0.33	0.38	0.31	0.17	0.11
Net realized and unrealized gain (loss) on investments	0.29	1.17	2.99	0.46	(3.98)	3.80
Total from investment operations	0.41	1.50	3.37	0.77	(3.81)	3.91
Less distributions to shareholders:
From net investment income	(0.35)	(0.39)	(0.32)	(0.20)	(0.05)	(0.06)
From net realized gain on investments	(1.59)	(0.42)	—	(0.44)	(1.00)	(1.21)
Total distributions to shareholders	(1.94)	(0.81)	(0.32)	(0.64)	(1.05)	(1.27)
Net asset value - End of period	$19.24	$20.77	$20.08	$17.03	$16.90	$21.76
Net assets - End of period (000’s omitted)	$206,890	$245,323	$275,451	$263,179	$276,523	$365,077
Total return[2]	2.13%	7.68%	19.97%	4.48%	(18.35% )	21.19%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.06% [3]	1.03%	1.02%	1.04%	1.02%	1.01%
Net investment income	1.29% [3]	1.65%	1.98%	1.78%	0.91%	0.54%
Series portfolio turnover	39%	78%	71%	56%	66%	66%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Extended Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/26 (UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.85	$20.16	$17.08	$16.96	$23.33	$22.09
Income (loss) from investment operations:
Net investment income[1]	0.15	0.38	0.43	0.35	0.21	0.17
Net realized and unrealized gain (loss) on investments	0.30	1.17	2.99	0.47	(4.00)	4.22
Total from investment operations	0.45	1.55	3.42	0.82	(3.79)	4.39
Less distributions to shareholders:
From net investment income	(0.40)	(0.44)	(0.34)	(0.26)	(0.19)	(0.26)
From net realized gain on investments	(1.59)	(0.42)	—	(0.44)	(2.39)	(2.89)
Total distributions to shareholders	(1.99)	(0.86)	(0.34)	(0.70)	(2.58)	(3.15)
Net asset value - End of period	$19.31	$20.85	$20.16	$17.08	$16.96	$23.33
Net assets - End of period (000’s omitted)	$70,514	$79,640	$142,682	$130,709	$137,658	$192,593
Total return[2]	2.32%	7.94%	20.23%	4.76%	(18.14% )	21.48%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.83% [3]	0.79%	0.77%	0.82%	0.79%	0.79%
Net investment income	1.52% [3]	1.90%	2.22%	2.00%	1.14%	0.75%
Series portfolio turnover	39%	78%	71%	56%	66%	66%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Extended Term Series - Class R

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/26 (UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.83	$20.14	$17.10	$16.94	$22.80	$21.08
Income (loss) from investment operations:
Net investment income[1]	0.10	0.28	0.33	0.27	0.13	0.08
Net realized and unrealized gain (loss) on investments	0.29	1.17	3.00	0.46	(4.00)	4.05
Total from investment operations	0.39	1.45	3.33	0.73	(3.87)	4.13
Less distributions to shareholders:
From net investment income	(0.30)	(0.34)	(0.29)	(0.13)	(0.10)	(0.13)
From net realized gain on investments	(1.59)	(0.42)	—	(0.44)	(1.89)	(2.28)
Total distributions to shareholders	(1.89)	(0.76)	(0.29)	(0.57)	(1.99)	(2.41)
Net asset value - End of period	$19.33	$20.83	$20.14	$17.10	$16.94	$22.80
Net assets - End of period (000’s omitted)	$39,755	$43,339	$46,372	$41,368	$42,104	$56,058
Total return[2]	2.01%	7.40%	19.66%	4.27%	(18.48% )	20.86%

Ratios (to average net assets)/Supplemental Data:
Expenses	1.31% [3]	1.28%	1.27%	1.28%	1.25%	1.24%
Net investment income	1.04% [3]	1.41%	1.73%	1.54%	0.68%	0.31%
Series portfolio turnover	39%	78%	71%	56%	66%	66%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Extended Term Series - Class L

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/26 (UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$20.78	$20.09	$17.09	$16.93	$23.08	$21.54
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.18	0.23	0.18	0.03	(0.04)
Net realized and unrealized gain (loss) on investments	0.30	1.16	3.01	0.45	(4.03)	4.15
Total from investment operations	0.35	1.34	3.24	0.63	(4.00)	4.11
Less distributions to shareholders:
From net investment income	(0.18)	(0.23)	(0.24)	(0.03)	(0.04)	(0.02)
From net realized gain on investments	(1.59)	(0.42)	—	(0.44)	(2.11)	(2.55)
Total distributions to shareholders	(1.77)	(0.65)	(0.24)	(0.47)	(2.15)	(2.57)
Net asset value - End of period	$19.36	$20.78	$20.09	$17.09	$16.93	$23.08
Net assets - End of period (000’s omitted)	$70,312	$81,726	$91,719	$86,349	$89,871	$113,582
Total return[2]	1.80%	6.82%	19.08%	3.67%	(19.03% )	20.38%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.83% [3]	1.80%	1.78%	1.81%	1.78%	1.76%
Net investment income (loss)	0.52% [3]	0.88%	1.22%	1.01%	0.16%	(0.22% )
Series portfolio turnover	39%	78%	71%	56%	66%	66%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Extended Term Series - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 4/30/26 (UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$21.07		$20.36	$17.19	$17.04	$21.85	$19.18
Income (loss) from investment operations:
Net investment income[1]	0.22		0.52	0.56	0.48	0.39	0.30
Net realized and unrealized gain (loss) on investments	0.30		1.18	3.02	0.47	(4.04)	3.82
Total from investment operations	0.52		1.70	3.58	0.95	(3.65)	4.12
Less distributions to shareholders:
From net investment income	(0.54)		(0.57)	(0.41)	(0.36)	(0.16)	(0.24)
From net realized gain on investments	(1.59)		(0.42)	—	(0.44)	(1.00)	(1.21)
Total distributions to shareholders	(2.13)		(0.99)	(0.41)	(0.80)	(1.16)	(1.45)
Net asset value - End of period	$19.46		$21.07	$20.36	$17.19	$17.04	$21.85
Net assets - End of period (000’s omitted)	$143		$143	$132	$120	$118	$7
Total return[2]	2.65%		8.64%	21.08%	5.51%	(17.60% )	22.34%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	2.24%	[3]	2.58%	2.89%	2.72%	2.23%	1.44%
Series portfolio turnover	39%		78%	71%	56%	66%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.68%	[3]	0.65%	0.64%	0.66%	0.63%	0.62%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

COMMON STOCKS - 84.9%

Communication Services - 8.7%
Entertainment - 1.3%
Spotify Technology S.A.*	12,044	$5,378,248
Interactive Media & Services - 7.4%
Alphabet, Inc. - Class A	35,352	13,603,450
Meta Platforms, Inc. - Class A	22,426	13,722,694
Tencent Holdings Ltd. - ADR (China)	46,915	2,862,753
		30,188,897
Total Communication Services		35,567,145
Consumer Discretionary - 8.7%
Broadline Retail - 5.5%
Amazon.com, Inc.*	63,730	16,892,273
MercadoLibre, Inc. (Brazil)*	3,284	5,886,997
		22,779,270
Hotels, Restaurants & Leisure - 0.7%
Booking Holdings, Inc.	17,525	2,950,509
Household Durables - 1.0%
Persimmon plc - ADR (United Kingdom)	137,746	3,979,482
Specialty Retail - 1.5%
The TJX Companies, Inc.	39,749	6,230,656
Total Consumer Discretionary		35,939,917
Financials - 14.9%
Banks - 2.1%
NU Holdings Ltd. - Class A (Brazil)*	577,962	8,368,890
Capital Markets - 4.8%
BlackRock, Inc.	6,470	6,894,432
Deutsche Boerse AG - ADR (Germany)	107,806	3,304,793
Intercontinental Exchange, Inc.	17,897	2,829,337
Moody’s Corp.	7,231	3,339,637
Nasdaq, Inc.	36,337	3,339,733
		19,707,932
Financial Services - 6.4%
Mastercard, Inc. - Class A	28,380	14,272,870
Visa, Inc. - Class A	36,724	12,113,044
		26,385,914
Insurance - 1.6%
Admiral Group plc - ADR (United
Kingdom)	71,764	3,367,167
First American Financial Corp.	47,685	3,344,149
		6,711,316
Total Financials		61,174,052
Health Care - 9.1%
Biotechnology - 1.4%
Vertex Pharmaceuticals, Inc.*	13,848	5,918,358
Health Care Equipment & Supplies - 1.3%
The Cooper Companies, Inc.*	83,423	5,247,307
Health Care Providers & Services - 5.6%
Cardinal Health, Inc.	7,243	1,397,030

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Cencora, Inc.	4,568	$1,406,990
Elevance Health, Inc.	22,866	8,607,220
McKesson Corp.	1,725	1,406,220
Molina Healthcare, Inc.*	26,007	5,061,482
UnitedHealth Group, Inc.	13,711	5,079,651
		22,958,593
Pharmaceuticals - 0.8%
Sanofi S.A. - ADR	65,588	3,055,089
Total Health Care		37,179,347
Industrials - 11.6%
Aerospace & Defense - 2.1%
BAE Systems plc - ADR (United
Kingdom)	37,516	4,189,036
HEICO Corp. - Class A	20,438	4,271,951
		8,460,987
Air Freight & Logistics - 3.7%
Deutsche Post AG - ADR (Germany)	112,271	3,321,538
United Parcel Service, Inc. - Class B	108,049	11,755,731
		15,077,269
Commercial Services & Supplies - 1.1%
Rollins, Inc.	84,709	4,720,832
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings,
Inc.	24,791	1,608,936
Professional Services - 3.0%
Experian plc - ADR	177,886	6,510,628
TransUnion	81,841	5,810,711
		12,321,339
Trading Companies & Distributors - 1.3%
IMCD N.V. - ADR (Netherlands)	45,722	2,713,601
MonotaRO Co. Ltd. - ADR (Japan)	238,937	2,801,536
		5,515,137
Total Industrials		47,704,500
Information Technology - 23.2%
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp. - Class A	22,175	3,265,712
Halma plc - ADR (United Kingdom)	25,555	3,067,622
		6,333,334
Semiconductors & Semiconductor Equipment - 13.4%
Applied Materials, Inc.	15,443	6,092,109
ASML Holding N.V. (Netherlands)	3,643	5,242,241
Lam Research Corp.	18,310	4,721,417
NVIDIA Corp.	109,223	21,797,634
Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR (Taiwan)	34,189	13,540,895

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. - ADR (Japan)	23,076	$3,468,323
		54,862,619
Software - 8.3%
Bentley Systems, Inc. - Class B	91,237	2,976,151
Cadence Design Systems, Inc.*	9,479	3,124,183
Microsoft Corp.	55,473	22,620,780
ServiceNow, Inc.*	62,215	5,494,207
		34,215,321
Total Information Technology		95,411,274
Materials - 4.9%
Chemicals - 2.3%
Air Liquide S.A. - ADR (France)	146,210	6,303,113
The Sherwin-Williams Co.	9,707	3,121,869
		9,424,982
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	475,110	4,527,798
Paper & Forest Products - 1.5%
West Fraser Timber Co. Ltd. (Canada)	98,133	6,212,800
Total Materials		20,165,580
Real Estate - 3.0%
Real Estate Management & Development - 1.5%
CBRE Group, Inc. - Class A*	42,828	6,112,841
Specialized REITs - 1.5%
Weyerhaeuser Co.	252,258	6,185,366
Total Real Estate		12,298,207
Utilities - 0.8%
Water Utilities - 0.8%
Cia de Saneamento Basico do Estado
de Sao Paulo SABESP - ADR (Brazil)	95,611	3,215,398

TOTAL COMMON STOCKS
(Identified Cost $293,524,396)		348,655,420

CORPORATE BONDS - 4.6%

Non-Convertible Corporate Bonds- 4.6%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Meta Platforms, Inc., 5.25%, 5/15/2036	740,000	737,924
Media - 0.0%##
Open Infra U.S. Assets AB, 11.00%,
2/22/2027	200,000	197,539

Total Communication Services		935,463

Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.2%
Cornell Univ., 4.169%, 6/15/2030	820,000	814,567

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Hotels, Restaurants & Leisure - 0.1%
Airbnb, Inc., 4.65%, 3/16/2031	360,000	$359,440
Household Durables - 0.1%
DR Horton, Inc., 4.85%, 10/15/2030	390,000	393,480
Total Consumer Discretionary		1,567,487
Consumer Staples - 0.1%
Beverages - 0.1%
Becle S.A.B. de C.V. (Mexico), 2.50%,
10/14/2031[2]	450,000	387,092
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	470,000	409,863
Cenovus Energy, Inc. (Canada), 6.75%,
11/15/2039	560,000	612,681
Energy Transfer LP
6.50%, 2/1/2042	580,000	604,731
6.30%, 1/15/2056	390,000	386,665
Total Energy		2,013,940

Financials - 2.0%
Banks - 1.0%
Bank of America Corp., (U.S. Secured
Overnight Financing Rate + 1.320%),
2.687%, 4/22/2032[3]	660,000	598,558
Citigroup, Inc., (U.S. Secured Overnight
Financing Rate + 1.171%), 4.503%,
9/11/2031[3]	590,000	583,810
Citizens Financial Group, Inc., (5 yr. U.S.
Treasury Yield Curve Rate T Note
Constant Maturity + 1.450%), 5.299%,
1/29/2036[3]	410,000	406,337
Huntington Bancshares, Inc., 2.55%,
2/4/2030	200,000	185,290
JPMorgan Chase & Co., (3 mo. U.S.
Secured Overnight Financing Rate +
3.790%), 4.493%, 3/24/2031[3]	830,000	827,405
Morgan Stanley Private Bank NA, (U.S.
Secured Overnight Financing Rate +
0.762%), 4.213%, 2/8/2030[3]	610,000	603,329
The PNC Financial Services Group, Inc.,
(U.S. Secured Overnight Financing
Rate + 1.333%), 4.899%, 5/13/2031[3]	600,000	604,517
Truist Financial Corp., (U.S. Secured
Overnight Financing Rate + 0.862%),
1.887%, 6/7/2029[3]	215,000	203,770
		4,013,016
Capital Markets - 0.4%
Blackstone Private Credit Fund, 5.95%,
5/15/2031	370,000	363,942

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Depository Trust & Clearing Corp.,
(5 yr. U.S. Treasury Yield Curve Rate
T Note Constant Maturity + 2.606%),
3.375%[2,3,4]	250,000	$248,485
Icahn Enterprises LP - Icahn Enterprises
Finance Corp., 10.00%, 11/15/2029[2]	240,000	242,255
Jefferies Financial Group, Inc., 6.20%,
4/14/2034	790,000	808,199
		1,662,881
Consumer Finance - 0.2%
Capital One Financial Corp., (U.S.
Secured Overnight Financing Rate +
2.860%), 6.377%, 6/8/2034[3]	830,000	876,430
Diversified Financial Services - 0.1%
Atlas Warehouse Lending Co. LP, 4.95%,
11/15/2030[2]	410,000	403,107
Financial Services - 0.2%
Apollo Global Management, Inc.
5.15%, 8/12/2035	420,000	408,448
5.70%, 3/30/2036	330,000	331,088
Golden Pear Funding HoldCo LLC,
10.00%, 3/2/2028	135,000	140,522
		880,058
Insurance - 0.1%
SiriusPoint Ltd. (Sweden), 7.00%,
4/5/2029	380,000	397,845
Total Financials		8,233,337

Industrials - 0.2%
Construction Materials - 0.1%
Eagle Materials, Inc., 5.00%, 3/15/2036	420,000	402,959
Trading Companies & Distributors - 0.1%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%,
10/29/2028	410,000	394,998
Total Industrials		797,957

Information Technology - 0.2%
Software - 0.2%
Constellation Software, Inc. (Canada),
5.461%, 2/16/2034[2]	540,000	528,952
Materials - 0.2%
Metals & Mining - 0.2%
Corp. Nacional del Cobre de Chile
(Chile), 5.529%, 1/30/2037[2]	600,000	595,512
Newcastle Coal Infrastructure Group Pty
Ltd. (Australia), 4.40%, 9/29/2027[2]	336,958	334,374
Total Materials		929,886

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 0.4%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%,
5/25/2026	230,000	$229,117
Retail REITs - 0.0%##
Simon Property Group LP, 2.65%,
2/1/2032	51,000	45,608
Specialized REITs - 0.3%
Pelorus Fund REIT LLC, 7.00%,
9/30/2026 (Acquired 07/08/2022, cost
$208,250)[5]	245,000	245,045
Safehold GL Holdings LLC
2.85%, 1/15/2032	330,000	295,379
6.10%, 4/1/2034	417,000	438,975
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	411,340
		1,390,739
Total Real Estate		1,665,464
Utilities - 0.4%
Electric Utilities - 0.2%
Alexander Funding Trust II, 7.467%,
7/31/2028[2]	370,000	389,455
Duke Energy Florida LLC, 6.40%,
6/15/2038	545,000	595,471
		984,926
Independent Power and Renewable Electricity Producers - 0.2%
Palomino Funding Trust I, 7.233%,
5/17/2028[2]	640,000	667,348
Total Utilities		1,652,274

TOTAL CORPORATE BONDS
(Identified Cost $18,632,704)		18,711,852

U.S. TREASURY SECURITIES - 7.3%

U.S. Treasury Bonds - 1.2%
U.S. Treasury Bond, 3.00%, 5/15/2047
(Identified Cost $5,208,970)	6,791,000	4,996,690
U.S. Treasury Notes - 6.1%
U.S. Treasury Note, 4.125%, 11/15/2032
(Identified Cost $25,146,507)	24,912,000	24,832,204
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $30,355,477)		29,828,894

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%,
1/25/2047[2]	2,993	2,762

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust, Series 2012-
3A, Class A, (U.S. Secured Overnight
Financing Rate 30 Day Average +
0.814%), 4.460%, 3/26/2040[2,6]	4,611	$4,565
Oxford Finance Credit Fund III LP, Series
2024-A, Class A2, 6.675%, 1/14/2032[2]	49,111	49,581
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $56,736)		56,908

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[2,7]	162	154
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%,
5/25/2043[2,7]	1,579	1,417
Series 2014-IVR3, Class A1, 3.50%,
7/25/2044[2,7]	1,952	1,840
Government National Mortgage
Association, Series 2017-54, Class
AH, 2.60%, 12/16/2056	1,500	1,405
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[2,7]	284	281
Series 2017-2, Class A3, 3.50%,
5/25/2047[2,7]	4,156	3,743
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[2,7]	1,453	1,397
Series 2015-2A, Class A1, 3.75%,
8/25/2055[2,7]	1,890	1,835
Series 2016-4A, Class A1, 3.75%,
11/25/2056[2,7]	2,123	2,017
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[2,7]	2,577	2,414
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%,
2/25/2043[7]	892	775
Series 2013-6, Class A2, 3.00%,
5/25/2043[7]	2,593	2,357
Series 2013-8, Class A1, 3.00%,
6/25/2043[7]	1,210	1,102
Starwood Retail Property Trust, Series
2014-STAR, Class A, (Prime Rate +
0.000%), 6.75%, 11/15/2027[2,6]	13,770	6,890
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%,
4/25/2041[2,7]	4,879	4,660
Towd Point Mortgage Trust, Series 2019-
HY1, Class A1, (1 mo. U.S. Secured
Overnight Financing Rate + 1.114%),
4.769%, 10/25/2048[2,6]	1,343	1,344
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Identified Cost $42,822)		33,631

	SHARES/
	PRINCIPAL	VALUE
	AMOUNT[1]	(NOTE 2)

FOREIGN GOVERNMENT BONDS - 0.1%

Eagle Funding Luxco S.A.R.L (Mexico),
5.50%, 8/17/2030
(Identified Cost $508,877)[2]	510,000	$513,929

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%,
2/1/2034	2,195	2,196
Pool #AD0207, UMBS, 6.00%,
10/1/2038	2,384	2,498
Pool #MA0258, UMBS, 4.50%,
12/1/2039	1,632	1,620
Pool #AL8674, 5.62%, 1/1/2049	5,801	5,988
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	1,211	1,213
Pool #C91771, 4.50%, 6/1/2034	1,417	1,420
Pool #C91780, 4.50%, 7/1/2034	1,636	1,639

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $17,717)		16,574

SHORT-TERM INVESTMENT - 3.5%

Dreyfus Government Cash Management,
Institutional Shares, 3.53%[8]
(Identified Cost $14,341,964)	14,341,964	14,341,964

TOTAL INVESTMENTS - 100.4%
(Identified Cost $357,480,693)		412,159,172
LIABILITIES, LESS OTHER ASSETS -
(0.4%)		(1,446,930)
NET ASSETS - 100%		$410,712,242

The accompanying notes are an integral part of the financial statements.

Investment Portfolio - April 30, 2026

(unaudited)

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1 Amount is stated in USD unless otherwise noted.

2 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2026 was $5,216,612, which represented 1.3% of the Series’ Net Assets.

3 Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2026.

4 Security is perpetual in nature and has no stated maturity date.

5 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at April 30, 2026 was $245,045, or 0.1% of the Series’ Net Assets.

6 Floating rate security. Rate shown is the rate in effect as of April 30, 2026.

7 Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2026.

8 Rate shown is the current yield as of April 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend®  Maximum Term Series

April 30, 2026 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $357,480,693) (Note 2)	$412,159,172
Cash	80
Foreign currency, at value (identified cost $236)	238
Receivable for fund shares sold	914,026
Interest receivable	797,548
Receivable for securities sold	638,031
Foreign tax reclaims receivable	301,194
Dividends receivable	235,136
Prepaid expenses	13,201

TOTAL ASSETS	415,058,626

LIABILITIES:

Accrued management fees[1]	187,749
Accrued distribution and service (Rule 12b-1) fees (Class S) (Class R) (Class L)[1]	104,300
Accrued sub-transfer agent fees[1]	91,449
Accrued fund accounting and administration fees[1]	35,363
Directors’ fees payable[1]	7,396
Accrued Chief Compliance Officer service fees[1]	3,131
Payable for securities purchased	2,749,771
Payable for fund shares repurchased	1,039,288
Other payables and accrued expenses	127,937

TOTAL LIABILITIES	4,346,384

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$410,712,242

NET ASSETS CONSIST OF:

Capital stock	$161,770
Additional paid-in-capital	314,924,172
Total distributable earnings (loss)	95,626,300

TOTAL NET ASSETS	$410,712,242

1  See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities - Pro-Blend®  Maximum Term Series

April 30, 2026 (unaudited)

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($207,315,183/8,174,452 shares)	$25.36

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($102,012,211/3,996,349 shares)	$25.53

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class R
($46,177,419/1,815,331 shares)	$25.44

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class L
($53,120,508/2,109,981 shares)	$25.18

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($2,086,921/80,856 shares)	$25.81

The accompanying notes are an integral part of the financial statements.

Statement of Operations - Pro-Blend®  Maximum Term Series

For the Six Months Ended April 30, 2026 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $56,049)	$1,708,861
Interest	1,025,273

Total Investment Income	2,734,134

EXPENSES:

Management fees (Note 3)	1,292,722
Distribution and service (Rule 12b-1) fees (Class L) (Note 3)	279,927
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	274,689
Distribution and service (Rule 12b-1) fees (Class R) (Note 3)	118,879
Sub-transfer agent fees (Note 3)	145,641
Fund accounting and administration fees (Note 3)	52,339
Directors’ fees (Note 3)	27,037
Chief Compliance Officer service fees (Note 3)	4,469
Transfer agent fees	187,943
Custodian fees	15,088
Miscellaneous	121,692

Total Expenses	2,520,426
Less reduction of expenses (Note 3)	(38,622)

Net Expenses	2,481,804

NET INVESTMENT INCOME	252,330

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	40,947,232
Foreign currency and translation of other assets and liabilities	189
40,947,421

Net change in unrealized appreciation (depreciation) on-
Investments	(29,388,996)
Foreign currency and translation of other assets and liabilities	1,416
(29,387,580)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	11,559,841

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,812,171

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - Pro-Blend®  Maximum Term Series

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/26	YEAR ENDED
	(UNAUDITED)	10/31/25
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$252,330	$2,181,958
Net realized gain (loss) on investments and foreign currency	40,947,421	46,929,363
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(29,387,580)	(3,382,891)

Net increase (decrease) from operations	11,812,171	45,728,430

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(22,240,233)	(15,442,332)
Class I	(10,863,952)	(6,450,270)
Class R	(4,638,190)	(2,871,031)
Class L	(5,483,097)	(3,179,404)
Class W	(217,740)	(123,820)

Total distributions to shareholders	(43,443,212)	(28,066,857)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(11,597,259)	(32,985,587)

Net increase (decrease) in net assets	(43,228,300)	(15,324,014)

NET ASSETS:

Beginning of period	453,940,542	469,264,556

End of period	$410,712,242	$453,940,542

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Maximum Term Series - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.32	$26.26	$21.20	$22.09	$29.84	$22.70
Income (loss) from investment operations:
Net investment income[1]	0.02	0.14	0.18	0.16	0.08	0.02
Net realized and unrealized gain (loss) on investments	0.71	2.52	5.36	1.21	(6.13)	7.95
Total from investment operations	0.73	2.66	5.54	1.37	(6.05)	7.97
Less distributions to shareholders:
From net investment income	(0.12)	(0.16)	(0.14)	(0.11)	(0.01)	—
From net realized gain on investments	(2.57)	(1.44)	(0.34)	(2.15)	(1.69)	(0.83)
Total distributions to shareholders	(2.69)	(1.60)	(0.48)	(2.26)	(1.70)	(0.83)
Net asset value - End of period	$25.36	$27.32	$26.26	$21.20	$22.09	$29.84
Net assets - End of period (000’s omitted)	$207,315	$233,886	$256,332	$235,843	$249,884	$331,183
Total return[2]	2.84%	10.45%	26.38%	6.24%	(21.39% )	35.82%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10% [3]	1.10%	1.10% [4]	1.10%	1.10%	1.10%
Net investment income	0.17% [3]	0.52%	0.75%	0.71%	0.33%	0.06%
Series portfolio turnover	52%	86%	60%	56%	62%	49%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
0.01%	[3]	0.01%	N/A	0.06%	0.03%	0.00%	[5]

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have been 1.09%.

5 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Maximum Term Series - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.51	$26.41	$21.30	$22.19	$33.24	$26.55
Income (loss) from investment operations:
Net investment income[1]	0.05	0.20	0.25	0.21	0.14	0.09
Net realized and unrealized gain (loss) on investments	0.72	2.54	5.39	1.20	(6.23)	9.03
Total from investment operations	0.77	2.74	5.64	1.41	(6.09)	9.12
Less distributions to shareholders:
From net investment income	(0.18)	(0.20)	(0.19)	(0.15)	(0.17)	(0.08)
From net realized gain on investments	(2.57)	(1.44)	(0.34)	(2.15)	(4.79)	(2.35)
Total distributions to shareholders	(2.75)	(1.64)	(0.53)	(2.30)	(4.96)	(2.43)
Net asset value - End of period	$25.53	$27.51	$26.41	$21.30	$22.19	$33.24
Net assets - End of period (000’s omitted)	$102,012	$109,508	$105,999	$86,866	$86,355	$120,573
Total return[2]	3.00%	10.68%	26.78%	6.42%	(21.17% )	36.17%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85% [3]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	0.42% [3]	0.77%	0.99%	0.96%	0.58%	0.31%
Series portfolio turnover	52%	86%	60%	56%	62%	49%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
0.04%	[3]	0.04%	0.01%	0.08%	0.05%	0.04%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Maximum Term Series - Class R

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.37		$26.33	$21.27	$22.17	$31.61	$24.71
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.00)[2]		0.08	0.13	0.10	0.04	(0.04)
Net realized and unrealized gain (loss) on investments	0.71		2.53	5.39	1.21	(6.21)	8.52
Total from investment operations	0.71		2.61	5.52	1.31	(6.17)	8.48
Less distributions to shareholders:
From net investment income	(0.07)		(0.13)	(0.12)	(0.06)	(0.04)	(0.00)[2]
From net realized gain on investments	(2.57)		(1.44)	(0.34)	(2.15)	(3.23)	(1.58)
Total distributions to shareholders	(2.64)		(1.57)	(0.46)	(2.21)	(3.27)	(1.58)
Net asset value - End of period	$25.44		$27.37	$26.33	$21.27	$22.17	$31.61
Net assets - End of period (000’s omitted)	$46,177		$48,976	$48,685	$41,847	$42,363	$54,899
Total return[3]	2.76%		10.19%	26.18%	5.96%	(21.59% )	35.60%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.31%	[4]	1.31%	1.30%	1.33%	1.32%	1.29%
Net investment income (loss)	(0.04%	)[4]	0.31%	0.54%	0.48%	0.12%	(0.12% )
Series portfolio turnover	52%		86%	60%	56%	62%	49%

1 Calculated based on average shares outstanding during the periods.

2 Less than $(0.01).

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Maximum Term Series - Class L

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.11		$26.15	$21.19	$22.13	$32.87	$26.30
Income (loss) from investment operations:
Net investment loss[1]	(0.07)		(0.05)	0.00 [2]	(0.01)	(0.10)	(0.21)
Net realized and unrealized gain (loss) on investments	0.71		2.51	5.35	1.22	(6.23)	8.95
Total from investment operations	0.64		2.46	5.35	1.21	(6.33)	8.74
Less distributions to shareholders:
From net investment income	—		(0.05)	(0.05)	—	—	—
From net realized gain on investments	(2.57)		(1.44)	(0.34)	(2.15)	(4.41)	(2.17)
Total distributions to shareholders	(2.57)		(1.49)	(0.39)	(2.15)	(4.41)	(2.17)
Net asset value - End of period	$25.18		$27.11	$26.15	$21.19	$22.13	$32.87
Net assets - End of period (000’s omitted)	$53,121		$59,489	$56,335	$49,439	$48,415	$62,765
Total return[3]	2.52%		9.62%	25.44%	5.49%	(21.99% )	34.77%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.83%	[4]	1.83%	1.84% [5]	1.85%	1.84%	1.82%
Net investment income (loss)	(0.56%	)[4]	(0.21% )	0.01%	(0.04% )	(0.41% )	(0.65% )
Series portfolio turnover	52%		86%	60%	56%	62%	49%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
N/A	N/A	N/A	0.02%	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Less than $0.01.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4 Annualized.

5 Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have been 1.82%.

The accompanying notes are an integral part of the financial statements.

Financial Highlights - Pro-Blend®  Maximum Term Series - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$27.88	$26.65	$21.48	$22.33	$30.11	$22.84
Income (loss) from investment operations:
Net investment income[1]	0.15	0.40	0.43	0.38	0.34	0.29
Net realized and unrealized gain (loss) on investments	0.72	2.57	5.43	1.22	(6.19)	8.01
Total from investment operations	0.87	2.97	5.86	1.60	(5.85)	8.30
Less distributions to shareholders:
From net investment income	(0.37)	(0.30)	(0.35)	(0.30)	(0.24)	(0.20)
From net realized gain on investments	(2.57)	(1.44)	(0.34)	(2.15)	(1.69)	(0.83)
Total distributions to shareholders	(2.94)	(1.74)	(0.69)	(2.45)	(1.93)	(1.03)
Net asset value - End of period	$25.81	$27.88	$26.65	$21.48	$22.33	$30.11
Net assets - End of period (000’s omitted)	$2,087	$2,081	$1,914	$1,264	$1,273	$825
Total return[2]	3.37%	11.51%	27.66%	7.30%	(20.58% )	37.19%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [3]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.17% [3]	1.52%	1.72%	1.71%	1.34%	1.06%
Series portfolio turnover	52%	86%	60%	56%	62%	49%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
0.69%	[3]	0.68%	0.68%	0.71%	0.69%	0.67%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(unaudited)

1.	Organization

Pro-Blend® Conservative Term Series, Pro-Blend® Moderate Term Series, Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series are asset allocation funds. Each invests in a combination of stocks, bonds and cash and is managed according to specific objectives. The objectives are as follows: Pro-Blend® Conservative Term Series - primary objective is preservation of capital; secondary objective is to provide income and long-term growth of capital. Pro-Blend® Moderate Term Series - equal emphasis on long-term growth of capital and preservation of capital. Pro-Blend® Extended Term Series - primary objective is long-term growth of capital; secondary objective is preservation of capital. Pro-Blend® Maximum Term Series - primary objective is long-term growth of capital.

Each Series is authorized to issue six classes of shares (Class S, I, R, L, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 162.5 million have been designated as Pro-Blend® Conservative Term Series Class S common stock, 75 million have been designated as Pro-Blend®  Conservative Term Series Class I common stock, 125 million each have been designated as Class S common stock and Class I common stock for Pro-Blend® Moderate Term Series, 125 million each have been designated as Class S common stock for Pro-Blend® Extended Term Series and Pro-Blend® Maximum Term Series, 200 million each have been designated as Class I common stock for Pro-Blend® Extended Term Series and Pro-Blend®Maximum Term Series, 52.5 million have been designated in each of the Series as Class R common stock, 25 million have been designated in each of the Series as Class L common stock, 100 million have been designated in each of the Series as Class W common stock and Class Z common stock. Class Z common stock is not currently offered for sale.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated defaulted rates, coupon rates, anticipated timing of

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The following is a summary of the valuation levels used for major security types as of April 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

	PRO-BLEND® CONSERVATIVE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$5,897,823	$5,897,823	$—	$—
Consumer Discretionary	5,976,477	5,976,477	—	—
Financials	10,016,100	10,016,100	—	—
Health Care	6,607,796	6,607,796	—	—
Industrials	7,750,919	7,750,919	—	—
Information Technology	16,549,265	16,549,265	—	—
Materials	3,488,339	3,488,339	—	—
Real Estate	1,959,815	1,959,815	—	—
Utilities	491,536	491,536	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	99,198,937	—	99,198,937	—
States and political subdivisions (municipals)	4,967,607	—	4,967,607	—
Corporate debt:
Communication Services	2,479,214	—	2,479,214	—
Consumer Discretionary	4,424,009	—	4,424,009	—
Consumer Staples	1,075,256	—	1,075,256	—
Energy	6,148,958	—	6,148,958	—
Financials	22,644,128	—	22,644,128	—
Industrials	2,298,128	—	2,298,128	—
Information Technology	1,547,675	—	1,547,675	—
Materials	3,179,627	—	3,179,627	—
Real Estate	6,020,288	—	6,020,288	—
Utilities	5,294,123	—	5,294,123	—
Asset-backed securities	25,438,826	—	25,438,826	—
Commercial mortgage-backed securities	23,349,426	—	23,349,426	—
Foreign government bonds	1,435,602	—	1,435,602	—
Short-Term Investment	8,818,021	8,818,021	—	—
Total assets	$277,057,895	$67,556,091	$209,501,804	$—

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$11,661,016	$11,661,016	$—	$—
Consumer Discretionary	11,666,431	11,666,431	—	—
Financials	19,914,254	19,914,254	—	—
Health Care	12,253,827	12,253,827	—	—
Industrials	15,616,513	15,616,513	—	—
Information Technology	32,104,503	32,104,503	—	—
Materials	6,626,792	6,626,792	—	—
Real Estate	4,145,203	4,145,203	—	—
Utilities	976,817	976,817	—	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

	PRO-BLEND® MODERATE TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$69,005,638	$—	$69,005,638	$—
States and political subdivisions (municipals)	1,862,260	—	1,862,260	—
Corporate debt:
Communication Services	1,831,038	—	1,831,038	—
Consumer Discretionary	3,065,439	—	3,065,439	—
Consumer Staples	748,378	—	748,378	—
Energy	4,377,093	—	4,377,093	—
Financials	16,410,152	—	16,410,152	—
Industrials	1,740,625	—	1,740,625	—
Information Technology	1,048,109	—	1,048,109	—
Materials	2,364,252	—	2,364,252	—
Real Estate	4,090,162	—	4,090,162	—
Utilities	3,896,791	—	3,896,791	—
Asset-backed securities	18,904,304	—	18,904,304	—
Commercial mortgage-backed securities	15,945,693	—	15,945,693	—
Foreign government bonds	1,072,280	—	1,072,280	—
Short-Term Investment	10,984,606	10,984,606	—	—
Total assets	$272,312,176	$125,949,962	$146,362,214	$—

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$22,297,025	$22,297,025	$—	$—
Consumer Discretionary	22,244,163	22,244,163	—	—
Financials	38,707,728	38,707,728	—	—
Health Care	23,321,802	23,321,802	—	—
Industrials	30,658,511	30,658,511	—	—
Information Technology	59,925,014	59,925,014	—	—
Materials	12,911,576	12,911,576	—	—
Real Estate	7,811,521	7,811,521	—	—
Utilities	1,856,376	1,856,376	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	64,633,390	—	64,633,390	—
States and political subdivisions (municipals)	977,591	—	977,591	—
Corporate debt:
Communication Services	1,860,954	—	1,860,954	—
Consumer Discretionary	3,255,265	—	3,255,265	—
Consumer Staples	782,786	—	782,786	—
Energy	4,168,228	—	4,168,228	—
Financials	16,951,875	—	16,951,875	—
Industrials	1,672,947	—	1,672,947	—
Information Technology	1,077,495	—	1,077,495	—
Materials	2,080,247	—	2,080,247	—

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

	PRO-BLEND® EXTENDED TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Real Estate	$4,315,387	$—	$4,315,387	$—
Utilities	3,662,636	—	3,662,636	—
Asset-backed securities	21,914,229	—	21,914,229	—
Commercial mortgage-backed securities	20,870,314	—	20,870,314	—
Foreign government bonds	1,368,587	—	1,368,587	—
Short-Term Investment	18,530,092	18,530,092	—	—
Total assets	$387,855,739	$238,263,808	$149,591,931	$—

	PRO-BLEND® MAXIMUM TERM SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$35,567,145	$35,567,145	$—	$—
Consumer Discretionary	35,939,917	35,939,917	—	—
Financials	61,174,052	61,174,052	—	—
Health Care	37,179,347	37,179,347	—	—
Industrials	47,704,500	47,704,500	—	—
Information Technology	95,411,274	95,411,274	—	—
Materials	20,165,580	20,165,580	—	—
Real Estate	12,298,207	12,298,207	—	—
Utilities	3,215,398	3,215,398	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	29,845,468	—	29,845,468	—
Corporate debt:
Communication Services	935,463	—	935,463	—
Consumer Discretionary	1,567,487	—	1,567,487	—
Consumer Staples	387,092	—	387,092	—
Energy	2,013,940	—	2,013,940	—
Financials	8,233,337	—	8,233,337	—
Industrials	797,957	—	797,957	—
Information Technology	528,952	—	528,952	—
Materials	929,886	—	929,886	—
Real Estate	1,665,464	—	1,665,464	—
Utilities	1,652,274	—	1,652,274	—
Asset-backed securities	56,908	—	56,908	—
Commercial mortgage-backed securities	33,631	—	33,631	—
Foreign government bonds	513,929	—	513,929	—
Short-Term Investment	14,341,964	14,341,964	—	—
Total assets	$412,159,172	$362,997,384	$49,161,788	$—

There were no Level 3 securities held by any of the Pro-Blend®  Series as of October 31, 2025 or April 30, 2026.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

Each Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Series may subsequently have to reinvest the proceeds at lower interest rates. If a Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

Each Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle a Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

Each Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

Each Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining their net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with their ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. No such investments were held by the Series on April 30, 2026.

Interest Only Securities

The Series may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Series may not fully recoup its initial investment in IOs.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2026, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2022 through October 31, 2025. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which they invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made semi-annually. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which each Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% for Pro-Blend®  Conservative Term Series and 0.60% for Pro- Blend®  Moderate Term Series, Pro-Blend®  Extended Term Series and Pro-Blend®  Maximum Term Series, of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S, Class I, Class R and Class L shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), at no more than the amounts presented in the following table, of average daily net assets each year.

SERIES/CLASS	EXPENSE LIMIT
Pro-Blend® Conservative Term Series Class S, I, R and L	0.65%
Pro-Blend® Conservative Term Series Class Z	0.50%
Pro-Blend® Conservative Term Series Class W	0.10%
Pro-Blend® Moderate Term Series Class S, I, R and L	0.85%
Pro-Blend® Moderate Term Series Class Z	0.70%
Pro-Blend® Moderate Term Series Class W	0.10%
Pro-Blend® Extended Term Series Class S, I, R and L	0.85%
Pro-Blend® Extended Term Series Class Z	0.70%
Pro-Blend® Extended Term Series Class W	0.10%
Pro-Blend® Maximum Term Series Class S, I, R and L	0.85%
Pro-Blend® Maximum Term Series Class Z	0.70%
Pro-Blend® Maximum Term Series Class W	0.10%

The contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived the following management fees for Class W shares for the six months ended April 30, 2026. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed the following expenses for Class S, Class I, Class R, Class L and Class W shares for the six months ended April 30, 2026. These amounts are included as a reduction of expenses on the Statement of Operations:

SERIES/CLASS	CLASS W MANAGEMENT FEE WAIVER	WAIVED OPERATING EXPENSES
Pro-Blend® Conservative Term Series	$ 3,843	$ 17,610
Pro-Blend® Moderate Term Series	2	17,075

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

SERIES/CLASS	CLASS W MANAGEMENT FEE WAIVER	WAIVED OPERATING EXPENSES
Pro-Blend® Extended Term Series	422	53
Pro-Blend® Maximum Term Series	6,200	32,422

For the six months ended April 30, 2026, the Advisor recouped $0.19 from the Pro-Blend®  Moderate Term Series Class W. The Advisor did not recoup any expenses from Pro-Blend®  Conservative Term Series, Pro-Blend®  Extended Term Series and Pro-Blend®  Maximum Term Series that have been previously waived or reimbursed.

As of April 30, 2026, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

SERIES/CLASS	EXPIRING OCTOBER 31,
	2026	2027	2028	2029	TOTAL
Pro-Blend® Conservative Term Series
Class S	$25,014	$—	$—	$9,784	$34,798
Class I	5,397	—	2,489	7,123	15,009
Class W	1,125	1,039	1,077	703	3,944
Pro-Blend® Moderate Term Series
Class I	$42,920	$5,150	$21,356	$17,075	$86,501
Class W	75	41	64	—	180
Pro-Blend® Extended Term Series
Class W	$69	$56	$62	$53	$240
Pro-Blend® Maximum Term Series
Class S	$148,049	$—	$19,677	$10,540	$178,266
Class I	72,922	11,697	46,714	20,952	152,285
Class W	1,504	1,290	1,686	930	5,410

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. Each Series compensates the distributor for distributing and servicing the Series’ Class L, Class R and Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, each Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares, 1.00% of average daily net assets attributable to Class L shares and an annual rate of 0.50% of daily net assets attributable to Class R shares. There are no distribution and service fees on the Class I, Class W, and Class Z shares of each Series. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information

Notes to Financial Statements (continued)

(unaudited)

4.	Segment Reporting (continued)

available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended April 30, 2026, purchases and sales of securities, including paydowns and other than short-term securities, were as follows:

SERIES	PURCHASES		SALES
	OTHER ISSUERS	GOVERNMENT	OTHER ISSUERS	GOVERNMENT
Pro-Blend® Conservative Term Series	$59,396,650	$74,696,839	$63,116,540	$88,590,940
Pro-Blend® Moderate Term Series	75,085,951	37,797,759	94,844,880	52,300,598
Pro-Blend® Extended Term Series	124,454,477	33,006,989	173,516,024	62,109,152
Pro-Blend® Maximum Term Series	171,487,415	47,248,567	231,140,815	41,831,749

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class R, Class L, and Class W shares were:

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	295,572	$4,007,809	537,737	$7,082,828
Reinvested	350,787	4,690,017	441,067	5,755,922
Repurchased	(1,266,370)	(17,122,390)	(3,180,439)	(42,112,934)
Total	(620,011)	$(8,424,564)	(2,201,635)	$(29,274,184)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	412,865	$5,597,025	894,261	$11,843,483
Reinvested	156,868	2,097,325	191,058	2,491,399
Repurchased	(684,838)	(9,289,068)	(1,949,602)	(26,177,280)
Total	(115,105)	$(1,594,718)	(864,283)	$(11,842,398)

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	30,890	$419,807	93,236	$1,238,820
Reinvested	27,778	372,788	32,690	427,911
Repurchased	(55,352)	(751,532)	(250,727)	(3,296,248)
Total	3,316	$41,063	(124,801)	$(1,629,517)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	379,401	$5,158,546	490,383	$6,595,007
Reinvested	101,977	1,374,655	111,569	1,468,244
Repurchased	(645,592)	(8,795,494)	(884,271)	(11,743,785)
Total	(164,214)	$(2,262,293)	(282,319)	$(3,680,534)

PRO-BLEND® CONSERVATIVE TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	5,440	72,783	5,533	72,152
Repurchased	—	—	(4,534)	(60,428)
Total	5,440	$72,783	999	$11,724

PRO-BLEND® MODERATE TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	274,611	$4,034,048	1,015,825	$14,690,047
Reinvested	482,938	6,925,328	416,327	5,974,288
Repurchased	(1,373,303)	(20,098,792)	(2,372,719)	(34,353,550)
Total	(615,754)	$(9,139,416)	(940,567)	$(13,689,215)

PRO-BLEND® MODERATE TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	217,475	$3,168,619	568,178	$8,351,642
Reinvested	301,561	4,342,475	271,764	3,913,398
Repurchased	(667,653)	(9,819,854)	(1,640,858)	(23,935,945)
Total	(148,617)	$(2,308,760)	(800,916)	$(11,670,905)

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

PRO-BLEND® MODERATE TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	12,477	$182,314	150,255	$2,188,402
Reinvested	76,371	1,102,805	60,511	874,382
Repurchased	(162,709)	(2,373,016)	(298,451)	(4,327,278)
Total	(73,861)	$(1,087,897)	(87,685)	$(1,264,494)

PRO-BLEND® MODERATE TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	97,656	$1,446,786	136,792	$1,995,145
Reinvested	217,132	3,150,586	184,861	2,682,342
Repurchased	(587,446)	(8,671,142)	(995,789)	(14,540,805)
Total	(272,658)	$(4,073,770)	(674,136)	$(9,863,318)

PRO-BLEND® MODERATE TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	2	22	388	5,597
Repurchased	—	—	(8,007)	(119,497)
Total	2	$22	(7,619)	$(113,900)

PRO-BLEND® EXTENDED TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	213,306	$4,161,836	600,908	$11,870,859
Reinvested	1,141,984	21,629,174	549,210	10,863,372
Repurchased	(2,416,726)	(47,229,876)	(3,052,751)	(60,760,405)
Total	(1,061,436)	$(21,438,866)	(1,902,633)	$(38,026,174)

PRO-BLEND® EXTENDED TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	416,262	$8,040,945	774,836	$15,371,155
Reinvested	359,767	6,831,975	293,458	5,813,394
Repurchased	(942,505)	(18,494,511)	(4,325,074)	(89,330,789)
Total	(166,476)	$(3,621,591)	(3,256,780)	$(68,146,240)

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

PRO-BLEND® EXTENDED TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	39,563	$766,103	83,357	$1,654,353
Reinvested	203,284	3,872,557	88,153	1,752,476
Repurchased	(267,300)	(5,121,714)	(393,027)	(7,838,030)
Total	(24,453)	$(483,054)	(221,517)	$(4,431,201)

PRO-BLEND® EXTENDED TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	115,757	$2,245,976	242,123	$4,814,246
Reinvested	350,036	6,689,184	145,214	2,894,116
Repurchased	(765,984)	(15,013,724)	(1,019,886)	(20,458,593)
Total	(300,191)	$(6,078,564)	(632,549)	$(12,750,231)

PRO-BLEND® EXTENDED TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	140	$2,788
Reinvested	755	14,408	323	6,428
Repurchased	(190)	(3,628)	(184)	(3,663)
Total	565	$10,780	279	$5,553

PRO-BLEND® MAXIMUM TERM SERIES CLASS S	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	185,717	$4,712,909	716,280	$18,290,883
Reinvested	884,476	21,996,920	588,637	15,298,669
Repurchased	(1,457,391)	(37,092,292)	(2,503,070)	(64,879,617)
Total	(387,198)	$(10,382,463)	(1,198,153)	$(31,290,065)

PRO-BLEND® MAXIMUM TERM SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	293,711	$7,564,200	710,548	$18,496,892
Reinvested	429,799	10,749,266	244,692	6,391,357
Repurchased	(707,861)	(18,016,556)	(988,626)	(26,024,605)
Total	15,649	$296,910	(33,386)	$(1,136,356)

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

PRO-BLEND® MAXIMUM TERM SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	41,540	$1,061,103	88,210	$2,285,173
Reinvested	185,692	4,636,719	110,030	2,870,688
Repurchased	(201,425)	(5,067,155)	(257,814)	(6,704,745)
Total	25,807	$630,667	(59,574)	$(1,548,884)

PRO-BLEND® MAXIMUM TERM SERIES CLASS L	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	44,459	$1,132,464	260,736	$6,633,098
Reinvested	221,426	5,482,507	122,395	3,178,610
Repurchased	(350,042)	(8,913,382)	(343,057)	(8,895,882)
Total	(84,157)	$(2,298,411)	40,074	$915,826

PRO-BLEND® MAXIMUM TERM SERIES CLASS W	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	—	$—	—	$—
Reinvested	8,634	217,740	4,710	123,820
Repurchased	(2,415)	(61,702)	(1,892)	(49,928)
Total	6,219	$156,038	2,818	$73,892

At April 30, 2026, the Advisor and its affiliates owned less than 0.1% of Pro-Blend®  Conservative Term Series, Pro-Blend®  Moderate Term Series, Pro-Blend®  Extended Term Series and Pro-Blend®  Maximum Term Series.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the six months ended April 30, 2026, none of the Series borrowed under the line of credit.

8.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on April 30, 2026.

Notes to Financial Statements (continued)

(unaudited)

8.	Financial Instruments and Loan Assignments (continued)

The Series may invest in a loan assignment of all or a portion of the loans. A Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. At April 30, 2026, none of the Series held any loan assignments.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2025 were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Ordinary income	$10,262,746	$6,892,201	$10,047,246	$3,406,849
Long-term capital gains	—	6,667,632	11,476,404	24,660,008

At April 30, 2026, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

	PRO-BLEND® CONSERVATIVE TERM SERIES	PRO-BLEND® MODERATE TERM SERIES	PRO-BLEND® EXTENDED TERM SERIES	PRO-BLEND® MAXIMUM TERM SERIES
Cost for federal income tax purposes	$275,969,430	$263,235,114	$369,175,063	$358,044,757
Unrealized appreciation	10,687,899	19,845,490	35,693,677	68,711,549
Unrealized depreciation	(9,599,434)	(10,768,428)	(17,013,001)	(14,597,134)

Net unrealized appreciation	$1,088,465	$9,077,062	$18,680,676	$54,114,415

At October 31, 2025, Pro-Blend®  Conservative Term Series, had net short-term capital loss carryforwards of $213,616, and had long-term capital loss carryforwards of $315,790, available, to the extent allowed by the Internal Revenue Code, to offset future net capital gain, if any, which may be carried forward indefinitely.

11.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer,

Notes to Financial Statements (continued)

(unaudited)

11.	Market Event (continued)

an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

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Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNPRO-04/26-SAR

www.manning-napier.com

Manning & Napier Fund, Inc.

Disciplined Value Series

Disciplined Value Series

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.8%

Communication Services - 3.4%
Diversified Telecommunication Services - 2.0%
Comcast Corp. - Class A	68,337	$1,847,833
Verizon Communications, Inc.	20,411	980,340
		2,828,173
Entertainment - 0.1%
Warner Music Group Corp. - Class A	6,041	170,779
Media - 0.6%
Omnicom Group, Inc.	11,329	869,161
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	5,362	1,048,271
Total Communication Services		4,916,384
Consumer Discretionary - 4.4%
Distributors - 0.5%
Genuine Parts Co.	6,193	664,075
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	21,043	1,149,158
Household Durables - 0.8%
DR Horton, Inc.	2,359	362,956
Lennar Corp. - Class A	9,093	821,098
		1,184,054
Specialty Retail - 2.1%
Best Buy Co., Inc.	8,917	539,389
Dick's Sporting Goods, Inc.	2,936	666,237
The Home Depot, Inc.	3,732	1,227,082
Williams-Sonoma, Inc.	3,651	661,598
		3,094,306
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.	2,050	297,332
Total Consumer Discretionary		6,388,925
Consumer Staples - 6.5%
Beverages - 1.1%
Brown-Forman Corp. - Class B	18,944	488,187
Constellation Brands, Inc. - Class A	5,297	829,404
Keurig Dr Pepper, Inc.	10,811	317,843
		1,635,434
Consumer Staples Distribution & Retail - 1.4%
The Kroger Co.	16,247	1,105,933
Sysco Corp.	12,092	903,394
		2,009,327
Food Products - 2.1%
General Mills, Inc.	16,922	597,516
The Kraft Heinz Co.	22,052	499,698
Mondelez International, Inc. - Class A	16,960	1,042,022
Tyson Foods, Inc. - Class A	15,063	965,087
		3,104,323
Household Products - 1.9%
Colgate-Palmolive Co.	12,559	1,072,036
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products (continued)
Kimberly-Clark Corp.	5,682	$559,279
The Procter & Gamble Co.	7,562	1,112,295
		2,743,610
Total Consumer Staples		9,492,694

Energy - 15.6%
Energy Equipment & Services - 3.5%
Baker Hughes Co.	22,779	1,587,013
Halliburton Co.	26,450	1,118,835
SLB Ltd.	41,728	2,373,489
		5,079,337
Oil, Gas & Consumable Fuels - 12.1%
ConocoPhillips	29,520	3,713,026
Coterra Energy, Inc.	31,604	1,134,900
Devon Energy Corp.	20,007	1,027,759
EOG Resources, Inc.	16,569	2,329,104
EQT Corp.	6,788	407,823
Expand Energy Corp.	2,835	289,595
Exxon Mobil Corp.	28,984	4,473,101
Marathon Petroleum Corp.	7,322	1,817,979
Occidental Petroleum Corp.	26,424	1,600,766
Permian Resources Corp. - Class A	9,132	197,434
Valero Energy Corp.	2,814	710,760
		17,702,247
Total Energy		22,781,584
Financials - 25.1%
Banks - 16.1%
Bank of America Corp.	23,788	1,271,706
Citigroup, Inc.	38,274	4,898,307
East West Bancorp, Inc.	6,508	823,067
Fifth Third Bancorp	26,690	1,354,784
Huntington Bancshares, Inc.	66,885	1,120,993
JPMorgan Chase & Co.	7,990	2,502,708
KeyCorp.	10,564	233,570
The PNC Financial Services Group, Inc.	10,677	2,380,971
Regions Financial Corp.	28,788	821,897
Truist Financial Corp.	38,780	1,997,170
U.S. Bancorp	43,917	2,488,337
Wells Fargo & Co.	44,600	3,667,458
		23,560,968
Insurance - 9.0%
The Allstate Corp.	8,978	1,950,560
Chubb Ltd.	7,848	2,566,296
Cincinnati Financial Corp.	3,216	526,138
Everest Group Ltd.	1,591	567,605
The Hartford Insurance Group, Inc.	10,659	1,458,258
The Progressive Corp.	14,512	2,920,975
The Travelers Companies, Inc.	6,949	2,120,418

The accompanying notes are an integral part of the financial statements.

1

Disciplined Value Series

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
W. R. Berkley Corp.	15,555	$1,039,541
		13,149,791
Total Financials		36,710,759
Health Care - 20.3%
Biotechnology - 3.5%
AbbVie, Inc.	6,162	1,302,154
Gilead Sciences, Inc.	28,823	3,771,201
		5,073,355
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	6,365	111,897
Becton Dickinson & Co.	9,157	1,364,759
Medtronic plc	15,477	1,253,173
		2,729,829
Health Care Providers & Services - 6.6%
The Cigna Group	1,786	518,976
CVS Health Corp.	7,646	636,835
Elevance Health, Inc.	5,691	2,142,206
Humana, Inc.	3,150	744,786
Quest Diagnostics, Inc.	3,475	674,845
UnitedHealth Group, Inc.	13,567	5,026,302
		9,743,950
Pharmaceuticals - 8.3%
Bristol-Myers Squibb Co.	52,605	3,187,337
Johnson & Johnson	6,322	1,453,112
Merck & Co., Inc.	47,945	5,234,635
Pfizer, Inc.	70,881	1,892,523
Viatris, Inc.	27,980	418,021
		12,185,628
Total HealthCare		29,732,762
Industrials - 10.8%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	1,366	707,547
Air Freight & Logistics - 2.2%
Expeditors International of Washington, Inc.	3,032	448,403
FedEx Corp.	6,843	2,759,850
		3,208,253
Building Products - 1.2%
Carlisle Companies, Inc.	1,016	360,944
Carrier Global Corp.	13,369	897,996
Masco Corp.	6,570	471,857
		1,730,797
Electrical Equipment - 0.4%
Emerson Electric Co.	3,785	531,566
Industrial Conglomerates - 1.5%
3M Co.	3,698	541,831
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Industrial Conglomerates (continued)
Honeywell International, Inc.	7,877	$1,688,277
		2,230,108
Machinery - 3.9%
Caterpillar, Inc.	1,859	1,654,714
CNH Industrial N.V	45,705	489,501
Cummins, Inc.	2,649	1,777,505
Dover Corp.	1,394	315,616
IDEX Corp.	1,730	376,881
Snap-on, Inc.	2,291	878,369
Xylem, Inc.	2,276	268,932
		5,761,518
Professional Services - 1.1%
Automatic Data Processing, Inc.	2,637	558,886
Booz Allen Hamilton Holding Corp.	3,163	245,986
Broadridge Financial Solutions, Inc.	1,408	216,804
SS&C Technologies Holdings, Inc.	8,776	608,177
		1,629,853
Total Industrials		15,799,642
Information Technology - 6.9%
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	4,490	614,726
TD SYNNEX Corp.	1,114	254,192
		868,918
IT Services - 2.7%
Accenture plc - Class A (Ireland)	15,643	2,795,561
Cognizant Technology Solutions Corp. -
Class A	20,306	1,074,187
		3,869,748
Semiconductors & Semiconductor Equipment - 2.5%
QUALCOMM, Inc.	20,576	3,695,038
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies, Inc. - Class C	3,324	694,550
HP, Inc.	10,244	213,690
NetApp, Inc.	6,338	702,060
		1,610,300
Total Information Technology		10,044,004

Materials - 5.8%
Chemicals - 2.0%
CF Industries Holdings, Inc.	5,847	726,197
International Flavors & Fragrances, Inc.	11,799	828,290
PPG Industries, Inc.	9,297	1,008,725
RPM International, Inc.	3,296	335,829
		2,899,041
Containers & Packaging - 1.5%
Avery Dennison Corp.	2,919	478,512
Ball Corp.	6,860	419,009
Packaging Corp. of America	2,001	427,113

The accompanying notes are an integral part of the financial statements.

2

Disciplined Value Series

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging (continued)
Smurfit Westrock plc	23,210	$891,032
		2,215,666
Metals & Mining - 2.3%
Freeport-McMoRan, Inc.	22,354	1,291,614
Newmont Corp.	7,444	826,954
Reliance, Inc.	1,128	408,900
Southern Copper Corp. (Mexico)	5,054	867,721
		3,395,189
Total Materials		8,509,896

TOTAL COMMON STOCKS
(Identified Cost $123,942,391)		144,376,650

SHORT-TERM INVESTMENT - 0.1%

Dreyfus Government Cash Management, Institutional Shares, 3.53%[1]
(Identified Cost $190,995)	190,995	190,995

TOTAL INVESTMENTS - 98.9%
(Identified Cost $124,133,386)		144,567,645
OTHER ASSETS, LESS LIABILITIES - 1.1%		1,643,458
NET ASSETS - 100%		$146,211,103

1 Rate shown is the current yield as of April 30, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

3

Disciplined Value Series

Statement of Assets and Liabilities

April 30, 2026 (unaudited)

ASSETS:

Investments, at value (identified cost $124,133,386) (Note 2)	$144,567,645
Receivable for securities sold	1,650,617
Dividends receivable	124,588
Receivable for fund shares sold	31,822
Prepaid expenses	15,572

TOTAL ASSETS	146,390,244

LIABILITIES:

Accrued sub-transfer agent fees[1]	26,741
Accrued management fees[1]	25,725
Accrued fund accounting and administration fees[1]	22,737
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	7,203
Accrued Chief Compliance Officer service fees[1]	3,131
Directors' fees payable[1]	2,008
Payable for fund shares repurchased	38,960
Professional fees payable	31,555
Accrued printing and postage fees payable	11,451
Other payables and accrued expenses	9,630

TOTAL LIABILITIES	179,141

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$146,211,103

NET ASSETS CONSIST OF:

Capital stock	$159,907
Additional paid-in-capital	113,006,445
Total distributable earnings (loss)	33,044,751

TOTAL NET ASSETS	$146,211,103

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($35,467,689/4,065,513 shares)	$8.72

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($56,885,317/5,995,799 shares)	$9.49

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($28,296,811/3,236,401 shares)	$8.74

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($25,561,286/2,693,012 shares)	$9.49

1  See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

4

Disciplined Value Series

Statement of Operations

For the Six Months Ended April 30, 2026 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $92)	$2,044,510

EXPENSES:

Management fees (Note 3)	219,457
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	45,241
Sub-transfer agent fees (Note 3)	38,498
Fund accounting and administration fees (Note 3)	34,279
Directors’ fees (Note 3)	8,767
Chief Compliance Officer service fees (Note 3)	4,469
Registration and filing fees	32,864
Audit fees	23,213
Transfer agent fees	17,607
Custodian fees	3,093
Legal fees	2,927
Miscellaneous	22,782

Total Expenses	453,197
Less reduction of expenses (Note 3)	(62,417)

Net Expenses	390,780

NET INVESTMENT INCOME	1,653,730

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	14,235,916

Net change in unrealized appreciation (depreciation) on investments	7,290,588

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	21,526,504

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,180,234

The accompanying notes are an integral part of the financial statements.

5

Disciplined Value Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 4/30/26 (UNAUDITED)	FOR THE YEAR ENDED 10/31/25

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,653,730	$3,593,032
Net realized gain (loss) on investments	14,235,916	11,166,655
Net change in unrealized appreciation (depreciation) on investments	7,290,588	(2,052,394)

Net increase (decrease) from operations	23,180,234	12,707,293

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(3,234,648)	(4,401,026)
Class I	(4,465,035)	(5,853,857)
Class W	(2,893,179)	(5,284,805)
Class Z	(1,937,721)	(2,381,750)
Total distributions to shareholder	(12,530,583)	(17,921,438)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(10,090,287)	(38,856,171)

Net increase (decrease) in net assets	559,364	(44,070,316)

NET ASSETS:

Beginning of period	145,651,739	189,722,055

End of period	$146,211,103	$145,651,739

The accompanying notes are an integral part of the financial statements.

6

Disciplined Value Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.18	$8.30	$7.21	$8.23	$9.17	$6.78
Income (loss) from investment operations:
Net investment income[1]	0.08	0.15	0.17	0.17	0.17	0.15
Net realized and unrealized gain (loss) on investments	1.20	0.56	1.65	(0.42)	(0.45)	2.36
Total from investment operations	1.28	0.71	1.82	(0.25)	(0.28)	2.51
Less distributions to shareholders:
From net investment income	(0.08)	(0.17)	(0.30)	(0.16)	(0.14)	(0.12)
From net realized gain on investments	(0.66)	(0.66)	(0.42)	(0.61)	(0.52)	—
Total distributions to shareholders	(0.74)	(0.83)	(0.72)	(0.77)	(0.66)	(0.12)
Net asset value - End of period	$8.72	$8.18	$8.30	$7.21	$8.23	$9.17
Net assets - End of period (000’s omitted)	$35,468	$37,278	$46,135	$49,633	$64,323	$72,925
Total return[2]	16.67%	9.12%	26.33%	(3.84% )	(3.39% )	37.17%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.82% [3]	0.78%	0.75%	0.76%	0.72%	0.72%
Net investment income	1.99% [3]	1.94%	2.13%	2.20%	1.98%	1.74%
Series portfolio turnover	24%	49%	58%	35%	31%	55%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

7

Disciplined Value Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.83	$8.90	$7.68	$8.72	$9.68	$7.15
Income (loss) from investment operations:
Net investment income[1]	0.10	0.18	0.20	0.20	0.19	0.17
Net realized and unrealized gain (loss) on investments	1.31	0.59	1.77	(0.45)	(0.48)	2.49
Total from investment operations	1.41	0.77	1.97	(0.25)	(0.29)	2.66
Less distributions to shareholders:
From net investment income	(0.09)	(0.18)	(0.32)	(0.18)	(0.15)	(0.13)
From net realized gain on investments	(0.66)	(0.66)	(0.42)	(0.61)	(0.52)	—
Total distributions to shareholders	(0.75)	(0.84)	(0.74)	(0.79)	(0.67)	(0.13)
Net asset value - End of period	$9.49	$8.83	$8.90	$7.68	$8.72	$9.68
Net assets - End of period (000’s omitted)	$56,885	$53,199	$64,385	$73,449	$86,444	$109,845
Total return[2]	16.92%	9.29%	26.67%	(3.68% )	(3.24% )	37.44%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.60% [3]	0.57%	0.55%	0.55%	0.52%	0.54%
Net investment income	2.18% [3]	2.15%	2.34%	2.40%	2.16%	1.93%
Series portfolio turnover	24%	49%	58%	35%	31%	55%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.01%	[3]	N/A	N/A	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

8

Disciplined Value Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.20	$8.32	$7.23	$8.26	$9.20	$6.80
Income (loss) from investment operations:
Net investment income[1]	0.11	0.20	0.22	0.23	0.22	0.20
Net realized and unrealized gain (loss) on investments	1.20	0.56	1.64	(0.44)	(0.45)	2.37
Total from investment operations	1.31	0.76	1.86	(0.21)	(0.23)	2.57
Less distributions to shareholders:
From net investment income	(0.11)	(0.22)	(0.35)	(0.21)	(0.19)	(0.17)
From net realized gain on investments	(0.66)	(0.66)	(0.42)	(0.61)	(0.52)	—
Total distributions to shareholders	(0.77)	(0.88)	(0.77)	(0.82)	(0.71)	(0.17)
Net asset value - End of period	$8.74	$8.20	$8.32	$7.23	$8.26	$9.20
Net assets - End of period (000’s omitted)	$28,297	$32,540	$54,217	$65,430	$211,178	$244,197
Total return[2]	17.01%	9.80%	27.15%	(3.32% )	(2.75% )	37.98%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.15% [3]	0.15%	0.15%	0.12%	0.11%	0.11%
Net investment income	2.67% [3]	2.58%	2.76%	2.89%	2.58%	2.31%
Series portfolio turnover	24%	49%	58%	35%	31%	55%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.35%	[3]	0.33%	0.30%	0.30%	0.30%	0.30%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

9

Disciplined Value Series

Financial Highlights - Class Z

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)	10/31/25	10/31/24	10/31/23	10/31/22	10/31/21
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.84	$8.90	$7.68	$8.72	$9.68	$7.15
Income (loss) from investment operations:
Net investment income[1]	0.10	0.19	0.20	0.21	0.20	0.19
Net realized and unrealized gain (loss) on investments	1.31	0.60	1.77	(0.45)	(0.48)	2.48
Total from investment operations	1.41	0.79	1.97	(0.24)	(0.28)	2.67
Less distributions to shareholders:
From net investment income	(0.10)	(0.19)	(0.33)	(0.19)	(0.16)	(0.14)
From net realized gain on investments	(0.66)	(0.66)	(0.42)	(0.61)	(0.52)	—
Total distributions to shareholders	(0.76)	(0.85)	(0.75)	(0.80)	(0.68)	(0.14)
Net asset value - End of period	$9.49	$8.84	$8.90	$7.68	$8.72	$9.68
Net assets - End of period (000’s omitted)	$25,561	$22,634	$24,985	$21,929	$24,049	$24,111
Total return[2]	16.84%	9.49%	26.83%	(3.55% )	(3.12% )	37.61%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45% [3]	0.45%	0.45%	0.42%	0.41%	0.41%
Net investment income	2.33% [3]	2.26%	2.41%	2.53%	2.27%	2.04%
Series portfolio turnover	24%	49%	58%	35%	31%	55%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.06%	[3]	0.03%	N/A	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

10

Disciplined Value Series

Notes to Financial Statements

(unaudited)

1.	Organization

Disciplined Value Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide competitive returns consistent with the broad equity market while providing a level of capital protection during market downturns.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Disciplined Value Series Class I common stock, Disciplined Value Series Class S common stock, Disciplined Value Series Class W common stock, and Disciplined Value Series Class Z common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

11

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$4,916,384	$4,916,384	$—	$—
Consumer Discretionary	6,388,925	6,388,925	—	—
Consumer Staples	9,492,694	9,492,694	—	—
Energy	22,781,584	22,781,584	—	—
Financials	36,710,759	36,710,759	—	—
Health Care	29,732,762	29,732,762	—	—
Industrials	15,799,642	15,799,642	—	—
Information Technology	10,044,004	10,044,004	—	—
Materials	8,509,896	8,509,896	—	—
Short-Term Investment	190,995	190,995	—	—
Total assets	$144,567,645	$144,567,645	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2025 or April 30, 2026.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

12

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2026, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2022 through October 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

13

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets for investment advisory services.

Under the Agreement, personnel of the Advisor are responsible for management of the Series' portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series' expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 0.60% of the average daily net assets of the Class I and Class S shares, 0.45% of the average daily net assets of the Class Z shares, and 0.15% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $45,934 in management fees for Class W shares for the six months ended April 30, 2026. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $1,406, $8,412 and $6,665 for Class I, Class W and Class Z shares, respectively, for six months ended April 30, 2026. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2026, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

For the six months ended April 30, 2026, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2028	2029	TOTAL
Class I	$—	$1,406	$1,406
Class W	14,523	8,412	22,935
Class Z	8,210	6,665	14,875

14

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series' financial statements.

5.	Purchases and Sales of Securities

For the six months ended April 30, 2026, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $34,886,108 and $56,087,312, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W, and Class Z shares of Disciplined Value Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	75,419	$643,503	262,794	$2,081,220
Reinvested	409,134	3,234,366	563,541	4,389,028
Repurchased	(975,178)	(8,189,594)	(1,825,834)	(14,317,332)
Total	(490,625)	$(4,311,725)	(999,499)	$(7,847,084)

15

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	647,348	$6,005,668	850,598	$7,263,302
Reinvested	491,653	4,229,371	666,055	5,588,698
Repurchased	(1,164,804)	(10,698,162)	(2,726,873)	(23,031,754)
Total	(25,803)	$(463,123)	(1,210,220)	$(10,179,754)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	128,861	$1,101,668	477,850	$3,672,182
Reinvested	361,641	2,863,660	672,582	5,238,497
Repurchased	(1,223,395)	(10,377,036)	(3,696,053)	(27,736,368)
Total	(732,893)	$(6,411,708)	(2,545,621)	$(18,825,689)

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	85,101	$794,222	148,433	$1,241,876
Reinvested	224,917	1,935,064	280,904	2,357,566
Repurchased	(178,540)	(1,633,017)	(674,965)	(5,603,086)
Total	131,478	$1,096,269	(245,628)	$(2,003,644)

At April 30, 2026, the Advisor and its affiliates owned 0.2% of the Series. Approximately 19.4% of the shares outstanding (representing Class W) are fiduciary accounts where the Advisor has sole investment discretion.

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the Six Months ended April 30, 2026, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2026.

16

Disciplined Value Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2025 were as follows:

Ordinary income	$6,221,270
Long-term capital gains	11,700,168

At April 30, 2026, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$125,548,686
Unrealized appreciation	24,050,619
Unrealized depreciation	(5,031,660)
Net unrealized appreciation	$19,018,959

10.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

17

Disciplined Value Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier's web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDIV-04/26-SAR

18

www.manning-napier.com

Manning & Napier Fund, Inc.

Rainier International Discovery Series

Rainier International Discovery Series

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.2%

Communication Services - 1.9%
Diversified Telecommunication Services - 1.1%
Helios Towers plc (Tanzania)*	1,615,278	$4,391,583
Interactive Media & Services - 0.8%
Scout24 SE (Germany)[1]	35,529	2,958,228
Total Communication Services		7,349,811
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 0.5%
Lemon Tree Hotels Ltd. (India)*1	1,690,916	2,106,794
Household Durables - 1.3%
Coway Co. Ltd. (South Korea)	25,723	1,493,225
Cury Construtora e Incorporadora S.A. (Brazil)	235,246	1,419,514
Nikon Corp. (Japan)	186,400	2,062,255
		4,974,994
Specialty Retail - 0.7%
Auto1 Group SE (Germany)*	119,375	2,549,791
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli S.p.A. (Italy)	19,008	1,854,846
Total Consumer Discretionary		11,486,425
Consumer Staples - 0.5%
Beverages - 0.5%
Royal Unibrew A/S (Denmark)	31,111	2,080,649
Energy - 5.1%
Energy Equipment & Services - 0.9%
CES Energy Solutions Corp. (Canada)	256,810	3,656,425
Oil, Gas & Consumable Fuels - 4.2%
Gaztransport Et Technigaz S.A. (France)	36,457	8,869,782
Headwater Exploration, Inc. (Canada)	231,347	2,285,624
Tamarack Valley Energy Ltd. (Canada)	531,450	4,984,483
		16,139,889
Total Energy		19,796,314
Financials - 19.0%
Banks - 6.9%
AL Sydbank (Denmark)	60,207	5,134,913
Kyoto Financial Group, Inc. (Japan)	257,900	7,128,652
Mebuki Financial Group, Inc. (Japan)	1,074,800	8,923,355
Ringkjoebing Landbobank A/S (Denmark)	22,313	5,575,159
		26,762,079
Capital Markets - 8.6%
360 ONE WAM Ltd. (India)	240,065	2,626,679
Euronext N.V. (Netherlands)[1]	58,214	9,744,517
Multi Commodity Exchange of India Ltd. (India)	181,674	5,723,813
Nordnet AB publ (Sweden)	104,913	3,458,033
St. James’s Place plc (United Kingdom)	432,894	7,147,912
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Swissquote Group Holding S.A. (Switzerland)	8,684	$4,394,875
		33,095,829
Financial Services - 0.7%
PNB Housing Finance Ltd. (India)[1]	260,526	2,885,269
Insurance - 2.8%
Alm Brand A/S (Denmark)	940,337	2,194,610
Definity Financial Corp. (Canada)	165,454	8,435,005
		10,629,615
Total Financials		73,372,792
Health Care - 6.4%
Biotechnology - 0.6%
PharmaEssentia Corp. (Taiwan)	105,559	2,202,165
Health Care Equipment & Supplies - 0.6%
Classys, Inc. (South Korea)	55,784	2,109,827
Health Care Providers & Services - 1.1%
Fagron (Belgium)	92,429	2,607,416
Max Healthcare Institute Ltd. (India)	172,480	1,814,753
		4,422,169
Health Care Technology - 0.9%
Pro Medicus Ltd. (Australia)	36,541	3,586,414
Pharmaceuticals - 3.2%
ALK-Abello A/S (Denmark)	240,449	9,006,175
ST Pharm Co. Ltd. (South Korea)	30,247	3,134,042
		12,140,217
Total Health Care		24,460,792
Industrials - 33.3%
Aerospace & Defense - 2.1%
Babcock International Group plc (United Kingdom)	531,636	8,009,242
Commercial Services & Supplies - 2.6%
Daiei Kankyo Co. Ltd. (Japan)	186,800	4,487,285
Japan Elevator Service Holdings Co. Ltd. (Japan)	535,600	5,418,701
		9,905,986
Construction & Engineering - 1.5%
Budimex S.A. (Poland)	18,203	3,309,363
Maire S.p.A. (Italy)	74,413	1,376,121
Per Aarsleff Holding A/S (Denmark)	10,314	1,201,209
		5,886,693
Electrical Equipment - 6.9%
Harbin Electric Co. Ltd. - Class H (China)	1,682,000	5,022,012
Hyosung Heavy Industries Corp. (South Korea)	2,315	6,236,173
Sinfonia Technology Co. Ltd. (Japan)	68,100	6,260,007
SWCC Corp. (Japan)	87,000	8,905,035
		26,423,227

The accompanying notes are an integral part of the financial statements.

1

Rainier International Discovery Series

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Ground Transportation - 0.8%
TFI International, Inc. (Canada)	22,601	$3,233,872
Machinery - 7.8%
FLSmidth & Co. A/S (Denmark)	32,570	2,419,045
HD Hyundai Marine Solution Co. Ltd. (South Korea)	18,925	3,421,758
The Japan Steel Works Ltd. (Japan)	77,200	4,717,743
Konecranes OYJ (Finland)	137,944	4,530,495
Kurita Water Industries Ltd. (Japan)	30,200	1,632,229
Mitsui E&S Co. Ltd. (Japan)	131,200	4,731,632
MNC Solution Co. Ltd. (South Korea)	17,937	1,404,402
Nabtesco Corp. (Japan)	105,800	3,499,144
THK Co. Ltd. (Japan)	102,300	3,835,137
		30,191,585
Professional Services - 2.0%
ALS Ltd. (Australia)	314,358	4,908,650
Benefit Systems S.A. (Poland)*	2,566	2,832,928
		7,741,578
Trading Companies & Distributors - 8.9%
Diploma plc (United Kingdom)	87,808	8,310,094
Finning International, Inc. (Canada)	57,739	4,228,568
Howden Joinery Group plc (United Kingdom)	202,098	2,132,195
Kanematsu Corp. (Japan)	240,400	3,306,727
Sojitz Corp. (Japan)	288,900	10,820,671
Toromont Industries Ltd. (Canada)	35,877	5,578,783
		34,377,038
Transportation Infrastructure - 0.7%
Westports Holdings Bhd (Malaysia)	1,833,200	2,631,056
Total Industrials		128,400,277
Information Technology - 14.0%
Electronic Equipment, Instruments & Components - 6.9%
Comet Holding AG (Switzerland)	9,960	3,948,861
Cowell e Holdings, Inc. (Hong Kong)*	734,743	2,975,275
Halma plc (United Kingdom)	122,218	7,354,799
Lagercrantz Group AB - Class B (Sweden)	263,025	6,955,296
Next Vision Stabilized Systems Ltd. (Israel)	46,266	5,303,462
		26,537,693
IT Services - 0.8%
JBCC Holdings, Inc. (Japan)	381,109	2,930,863
Semiconductors & Semiconductor Equipment - 4.0%
ASPEED Technology, Inc. (Taiwan)	16,000	8,601,164
BE Semiconductor Industries N.V. (Netherlands)	23,735	6,942,835
		15,543,999
	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Software - 2.3%
The Descartes Systems Group, Inc. (Canada)*	45,008	$3,247,495
Kinaxis, Inc. (Canada)*	35,941	3,713,299
Kingdee International Software Group Co. Ltd. (China)*	1,803,000	1,994,718
		8,955,512
Total Information Technology		53,968,067
Materials - 9.4%
Chemicals - 2.0%
Fuso Chemical Co. Ltd. (Japan)	364,100	7,623,097
Construction Materials - 0.3%
Wienerberger AG (Austria)	46,999	1,362,700
Metals & Mining - 7.1%
Altius Minerals Corp. (Canada)	233,513	8,469,971
Imdex Ltd. (Australia)	1,773,727	5,217,557
OR Royalties, Inc. (Canada)	236,127	8,696,900
SSAB AB - Class B (Sweden)	332,358	3,026,051
Torex Gold Resources, Inc. (Canada)	44,693	1,840,561
		27,251,040
Total Materials		36,236,837
Real Estate - 1.7%
Office REITs - 0.4%
Embassy Office Parks REIT (India)	309,615	1,388,180
Real Estate Management & Development - 1.3%
Tosei Corp. (Japan)	495,200	5,145,101
Total Real Estate		6,533,281
Utilities - 1.9%
Electric Utilities - 0.9%
Public Power Corp. S.A. (Greece)	160,945	3,417,284
Independent Power and Renewable Electricity Producers - 1.0%
NHPC Ltd. (India)	1,791,449	1,576,763
Solaria Energia y Medio Ambiente S.A. (Spain)*	83,668	2,385,920
		3,962,683
Total Utilities		7,379,967
TOTAL COMMON STOCKS (Identified Cost $244,884,953)		371,065,212

The accompanying notes are an integral part of the financial statements.

2

Rainier International Discovery Series

Investment Portfolio - April 30, 2026

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 3.4%

Dreyfus Government Cash Management, Institutional Shares, 3.53%[2]
(Identified Cost $13,068,340)	13,068,340	$13,068,340

TOTAL INVESTMENTS - 99.6% (Identified Cost $257,953,293)		384,133,552
OTHER ASSETS, LESS LIABILITIES - 0.4%		1,482,511
NET ASSETS - 100%		$385,616,063

REIT - Real Estate Investment Trust

*Non-income producing security.

1 Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2026 was $17,694,808, which represented 4.6% of the Series’ Net Assets.

2 Rate shown is the current yield as of April 30, 2026.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 23.7% and Canada - 15.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

3

Rainier International Discovery Series

Statement of Assets and Liabilities

April 30, 2026 (unaudited)

ASSETS:

Investments, at value (identified cost $257,953,293) (Note 2)	$384,133,552
Foreign currency, at value (identified cost $857,104)	851,187
Dividends receivable	1,275,041
Receivable for fund shares sold	1,115,470
Foreign tax reclaims receivable	312,723
Receivable for securities sold	20,591
Prepaid expenses	6,301

TOTAL ASSETS	387,714,865

LIABILITIES:

Accrued management fees[1]	243,509
Accrued sub-transfer agent fees[1]	84,042
Accrued fund accounting and administration fees[1]	48,857
Directors’ fees payable[1]	7,925
Accrued distribution and service (Rule 12b-1) fees (Class S)[1]	4,393
Accrued Chief Compliance Officer service fees[1]	3,131
Accrued foreign capital gains tax (Note 2)	644,786
Payable for fund shares repurchased	948,188
Distributions payable	9
Payable for securities purchased	2
Other payables and accrued expenses	113,960

TOTAL LIABILITIES	2,098,802

Commitments and contingent liabilities[1]

TOTAL NET ASSETS	$385,616,063

NET ASSETS CONSIST OF:

Capital stock	$123,022
Additional paid-in-capital	241,583,869
Total distributable earnings	143,909,172

TOTAL NET ASSETS	$385,616,063

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($21,840,504/711,238 shares)	$30.71

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($231,561,243/7,391,090 shares)	$31.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($17,119,133/546,762 shares)	$31.31

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($115,095,183/3,653,128 shares)	$31.51

1  See note 3 in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

4

Rainier International Discovery Series

Statement of Operations

For the Six Months Ended April 30, 2026 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $382,106)	$3,263,822

EXPENSES:

Management fees (Note 3)	1,713,997
Sub-transfer agent fees (Note 3)	124,502
Fund accounting and administration fees (Note 3)	76,705
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	28,808
Directors’ fees (Note 3)	24,483
Chief Compliance Officer service fees (Note 3)	4,469
Custodian fees	60,443
Interest expense	7,475
Miscellaneous	158,761

Total Expenses	2,199,643
Less reduction of expenses (Note 3)	(188,186)

Net Expenses	2,011,457

NET INVESTMENT INCOME	1,252,365

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax of $150,086)	29,863,544
Foreign currency and translation of other assets and liabilities	(206,393)

29,657,151
Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $837,696)	11,851,149
Foreign currency and translation of other assets and liabilities	60,047

11,911,196

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	41,568,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,820,712

The accompanying notes are an integral part of the financial statements.

5

Rainier International Discovery Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	4/30/26	YEAR ENDED
	(UNAUDITED)	10/31/25
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,252,365	$2,264,231
Net realized gain (loss) on investments and foreign currency	29,657,151	50,050,582
Net change in unrealized appreciation (depreciation) on investments and foreign currency	11,911,196	36,378,198

Net increase (decrease) from operations	42,820,712	88,693,011

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	(602,270)	—
Class I	(6,095,685)	(295,208)
Class W	(930,797)	(258,788)
Class Z	(3,297,601)	(293,068)

Total distributions to shareholders	(10,926,353)	(847,064)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)	(33,643,088)	(118,591,238)

Net increase (decrease) in net assets	(1,748,729)	(30,745,291)

NET ASSETS:

Beginning of period	387,364,792	418,110,083

End of period	$385,616,063	$387,364,792

The accompanying notes are an integral part of the financial statements.

6

Rainier International Discovery Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$28.23		$22.86	$19.64	$20.31	$34.75	$25.62
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05		0.05	0.08	0.09	(0.00)[2]	(0.13)
Net realized and unrealized gain (loss) on investments	3.16		5.32	3.37	(0.76)	(10.85)	9.77
Total from investment operations	3.21		5.37	3.45	(0.67)	(10.85)	9.64
Less distributions to shareholders:
From net investment income	(0.62)		—	(0.23)	—	—	—
From net realized gain on investments	(0.11)		—	—	—	(3.59)	(0.51)
Total distributions to shareholders	(0.73)		—	(0.23)	—	(3.59)	(0.51)
Net asset value - End of period	$30.71		$28.23	$22.86	$19.64	$20.31	$34.75
Net assets - End of period (000’s omitted)	$21,841		$23,593	$23,389	$28,930	$32,038	$47,911
Total return[3]	11.67%		23.49%	17.62%	(3.30% )	(34.40% )	38.06%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.40%	[4]	1.40%	1.40% [5]	1.40%	1.39%	1.40%
Net investment income (loss)	0.33%	[4]	0.20%	0.35%	0.42%	(0.02% )	(0.41% )
Series portfolio turnover	29%		64%	66%	64%	76%	76%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.04%	[4]	0.01%	N/A	0.06%	N/A	0.00% [6]

1 Calculated based on average shares outstanding during the periods.

2 Less than $(0.01).

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4 Annualized.

5 Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

6 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

7

Rainier International Discovery Series

Financial Highlights - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$28.83		$23.31	$20.04	$20.66	$35.24	$25.91
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08		0.12	0.14	0.15	0.07	(0.05)
Net realized and unrealized gain (loss) on investments	3.22		5.43	3.44	(0.77)	(11.03)	9.89
Total from investment operations	3.30		5.55	3.58	(0.62)	(10.96)	9.84
Less distributions to shareholders:
From net investment income	(0.69)		(0.03)	(0.30)	—	(0.03)	—
From net realized gain on investments	(0.11)		—	—	—	(3.59)	(0.51)
Total distributions to shareholders	(0.80)		(0.03)	(0.30)	—	(3.62)	(0.51)
Net asset value - End of period	$31.33		$28.83	$23.31	$20.04	$20.66	$35.24
Net assets - End of period (000’s omitted)	$231,561		$222,380	$231,802	$257,083	$281,907	$335,259
Total return[2]	11.77%		23.85%	17.94%	(3.00% )	(34.25% )	38.41%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.15%	[3]	1.15% [4]	1.15% [5]	1.15%	1.12%	1.13% [6]
Net investment income (loss)	0.58%	[3]	0.46%	0.59%	0.69%	0.28%	(0.14% )
Series portfolio turnover	29%		64%	66%	64%	76%	76%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.02%	[3]	N/A	N/A	0.03%	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Includes recoupment of past waived and/or reimbursed fees. Without the recoupment the ratio would have been 1.14%.

5 Includes recoupment of past waived and/or reimbursed fees. Without the recoupment the ratio would have been 1.13%.

6 Includes recoupment of past waived and/or reimbursed fees. Without the recoupment the ratio would have been 1.11%.

The accompanying notes are an integral part of the financial statements.

8

Rainier International Discovery Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$28.95		$23.40	$20.13	$20.75	$35.39	$25.93
Income (loss) from investment operations:
Net investment income[1]	0.22		0.39	0.39	0.38	0.33	0.28
Net realized and unrealized gain (loss) on investments	3.23		5.43	3.44	(0.77)	(11.03)	9.90
Total from investment operations	3.45		5.82	3.83	(0.39)	(10.70)	10.18
Less distributions to shareholders:
From net investment income	(0.98)		(0.27)	(0.55)	(0.23)	(0.35)	(0.21)
From net realized gain on investments	(0.11)		—	—	—	(3.59)	(0.51)
Total distributions to shareholders	(1.09)		(0.27)	(0.55)	(0.23)	(3.94)	(0.72)
Net asset value - End of period	$31.31		$28.95	$23.40	$20.13	$20.75	$35.39
Net assets - End of period (000’s omitted)	$17,119		$26,281	$23,364	$19,504	$22,552	$32,618
Total return[2]	12.37%		25.11%	19.13%	(2.01% )	(33.57% )	39.91%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.54%	[3]	1.51%	1.66%	1.72%	1.28%	0.87%
Series portfolio turnover	29%		64%	66%	64%	76%	76%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.97%	[3]	0.95%	0.95%	0.96%	0.92%	0.93%

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Annualized.

The accompanying notes are an integral part of the financial statements.

9

Rainier International Discovery Series

Financial Highlights - Class Z

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	4/30/26
	(UNAUDITED)		10/31/25	10/31/24	10/31/23	10/31/22	10/31/21

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$28.99		$23.43	$20.14	$20.75	$35.36	$25.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10		0.15	0.17	0.18	0.09	(0.01)
Net realized and unrealized gain (loss) on investments	3.25		5.46	3.45	(0.77)	(11.06)	9.92
Total from investment operations	3.35		5.61	3.62	(0.59)	(10.97)	9.91
Less distributions to shareholders:
From net investment income	(0.72)		(0.05)	(0.33)	(0.02)	(0.05)	(0.00)[2]
From net realized gain on investments	(0.11)		—	—	—	(3.59)	(0.51)
Total distributions to shareholders	(0.83)		(0.05)	(0.33)	(0.02)	(3.64)	(0.51)
Net asset value - End of period	$31.51		$28.99	$23.43	$20.14	$20.75	$35.36
Net assets - End of period (000’s omitted)	$115,095		$115,111	$139,556	$211,678	$305,353	$404,306
Total return[3]	11.88%		23.99%	18.06%	(2.86% )	(34.17% )	38.61%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.00%	[4]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.70%	[4]	0.60%	0.72%	0.81%	0.34%	(0.03% )
Series portfolio turnover	29%		64%	66%	64%	76%	76%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.07%	[4]	0.05%	0.05%	0.06%	0.02%	0.03%

1 Calculated based on average shares outstanding during the periods.

2 Less than $(0.01).

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

10

Rainier International Discovery Series

Notes to Financial Statements

(unaudited)

1.	Organization

Rainier International Discovery Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to seek long-term capital appreciation.

The Series is authorized to issue four classes of shares (Class S, I, W and Z). Each class is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). The investment sub-advisor of the Series is Rainier Investment Management, LLC (“Rainier” or the “Sub-Advisor”), an affiliate of the Advisor. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of April 30, 2026, 6.8 billion shares have been designated in total among 15 series, of which 100 million have been designated as Rainier International Discovery Series Class I common stock, Rainier International Discovery Series Class S (formerly Class K) common stock, Rainier International Discovery Series Class W common stock and Rainier International Discovery Series Class Z (formerly Class R6) common stock.

Class W shares represent fiduciary accounts where the Advisor has sole investment discretion.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.

 11

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$7,349,811	$—	$7,349,811	$—
Consumer Discretionary	11,486,425	—	11,486,425	—
Consumer Staples	2,080,649	—	2,080,649	—
Energy	19,796,314	10,926,532	8,869,782	—
Financials	73,372,792	8,435,005	64,937,787	—
Health Care	24,460,792	—	24,460,792	—
Industrials	128,400,277	13,041,223	115,359,054	—
Information Technology	53,968,067	6,960,794	47,007,273	—
Materials	36,236,837	19,007,432	17,229,405	—
Real Estate	6,533,281	—	6,533,281	—
Utilities	7,379,967	—	7,379,967	—
Short-Term Investment	13,068,340	13,068,340	—	—
Total assets	$384,133,552	$71,439,326	$312,694,226	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2025 or April 30, 2026.

 12

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At April 30, 2026, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended October 31, 2022 through October 31, 2025. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital

 13

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes (continued)

gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates and Other Agreements

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Series’ average daily net assets for investment advisory services. The Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor maintain the Series’ organization and select and oversee the Sub-Advisor, who are responsible for management of the Series’ portfolio, the execution of securities transactions, and generally administer the affairs of the Fund. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor and/or Sub-Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor and/ or Sub-Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an amount not to exceed 0.15% of the average daily net assets of the Class S shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

The Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Series’ expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse

 14

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates and Other Agreements (continued)

expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), to 1.15% of the average daily net assets of the Class I and Class S shares, 1.00% of the average daily net assets of the Class Z shares, and 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to these agreements, the Advisor waived $104,856 in management fees for Class W shares for the six months ended April 30, 2026. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $5,093, $27,309, $8,503, and $42,425 for Class S, Class I, Class W, and Class Z shares, respectively, for the six months ended April 30, 2026. These amounts are included as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2026, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

As of April 30, 2026, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING OCTOBER 31,
	2026	2027	2028	2029	TOTAL
Class S	$19,335	$—	$1,288	$5,093	$25,716
Class I	4,691	—	—	27,309	32,000
Class W	14,511	10,583	11,938	8,503	45,535
Class Z	160,927	102,573	67,901	42,425	373,826

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $18,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

4.	Segment Reporting

In this reporting period, the Series adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Series’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Principal Executive Officer, Vice President, and Principal Financial Officer act as the Series’ CODM. The Series represents a single operating segment, as the CODM monitors the operating results of the Series as a whole and the Series’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a

 15

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

4.	Segment Reporting (continued)

defined investment strategy which is executed by the Series’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Series’ financial statements.

5.	Purchases and Sales of Securities

For the six months ended April 30, 2026, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $106,234,844 and $157,031,448, respectively. There were no purchases or sales of U.S. Government securities.

6.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Rainier International Discovery Series were:

CLASS S	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	30,018	$872,361	35,118	$854,454
Reinvested	20,509	565,838	—	—
Repurchased	(174,935)	(4,909,520)	(222,534)	(5,315,256)
Total	(124,408)	$(3,471,321)	(187,416)	$(4,460,802)

CLASS I	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	667,426	$19,693,734	1,729,181	$44,134,265
Reinvested	212,707	5,981,316	12,317	291,542
Repurchased	(1,203,743)	(35,533,166)	(3,969,182)	(101,991,484)
Total	(323,610)	$(9,858,116)	(2,227,684)	$(57,565,677)

CLASS W	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	28,088	$868,297	16,705	$395,196
Reinvested	33,255	930,797	10,989	258,788
Repurchased	(422,375)	(12,389,098)	(118,315)	(3,070,598)
Total	(361,032)	$(10,590,004)	(90,621)	$(2,416,614)

CLASS Z	FOR THE SIX MONTHS ENDED 4/30/26		FOR THE YEAR ENDED 10/31/25
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	271,051	$7,981,687	689,233	$17,964,455
Reinvested	60,249	1,702,634	7,669	182,292
Repurchased	(648,988)	(19,407,968)	(2,682,346)	(72,294,892)
Total	(317,688)	$(9,723,647)	(1,985,444)	$(54,148,145)

At April 30, 2026, one shareholder owned approximately 14.5% of the Series. In addition, the Advisor and its affiliates owned less than 0.1% of the Series. Investment activities of these shareholders may have a material effect on the Series.

 16

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

7.	Line of Credit

The Fund has entered into a 364-day, $75 million credit agreement (the “line of credit”) with Bank of New York. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2026 unless extended or renewed. During the six months ended April 30, 2026, the Series did not borrow under the line of credit.

8.	Financial Instruments

The Series may trade in instruments including futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of April 30, 2026.

9.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended October 31, 2025 were as follows:

Ordinary income	$847,064

At April 30, 2026, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$258,714,790
Unrealized appreciation	130,904,203
Unrealized depreciation	(5,485,441)
Net unrealized appreciation	$125,418,762

11.	Market Event

The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Series’ net asset value (NAV) per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Series invests may decline

 17

Rainier International Discovery Series

Notes to Financial Statements (continued)

(unaudited)

11.	Market Event (continued)

significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Actual or threatened war or armed conflicts, acts of terrorism, social or political unrest, the imposition of tariffs and other restrictions on trade, sanctions, government defaults, government shutdowns, and other factors could affect the securities market. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests, which in turn could negatively impact the Series’ performance and cause losses on your investment in the Series. Recent examples of events that have led to fluctuations in the markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

 18

Rainier International Discovery Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On Manning & Napier’s web site	www.manning-napier.com

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

5.	Financial Statement and Other Information - Annual

6.	Financial Statement and Other Information - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. (the Fund) is managed by Manning & Napier Advisors, LLC (Manning & Napier). Manning & Napier Investor Services, Inc. (MNBD), an affiliate of Manning & Napier, is the distributor of the Fund shares. Manning & Napier has contracted Rainier Investment Management, LLC, an affiliate of Manning & Napier and MNBD, to sub-advise the International Discovery Series.

MNIDS-04/26-SAR

 19

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Not applicable for Semi-Annual Reports.

(a)(3)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: July 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: July 1, 2026

/s/ Jill Peeper

Jill Peeper

Treasurer and Principal Financial Officer

Manning & Napier Fund, Inc.

Date: July 1, 2026